UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin LifeSmart
TM
Retirement Income Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund
2060 Retirement Target Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended June 30, 2021, the U.S.
economy continued to recover from the effects of the
coronavirus (COVID-19) pandemic. The recovery
accelerated in 2021’s first quarter, with total U.S. economic output nearly reaching pre-pandemic levels. The lifting of
restrictions, solid vaccination rates, additional fiscal stimulus measures and steady improvement in consumer confidence
drove spending higher and fueled optimism about the
ongoing recovery.
During the period, the U.S. Federal Reserve held the
federal funds rate unchanged at 0.25% to support credit
markets and U.S. economic activity, and it continued broad
quantitative easing and its policy to allow more flexibility to keep interest rates low, while maintaining a 2% average
inflation target.
Rebounding global economic activity, ongoing monetary
and fiscal stimulus measures, easing lockdown restrictions
and the implementation of vaccination programs globally
led many equity markets to reach all-time price highs. In
this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), returned
+14.41% (the index increasing from 3,756.07 to 4,297.50).
1,3
The prices of stocks in global developed markets, as
measured by the MSCI World Index, returned +12.16% (the
index increasing from 2,690.044 to 3,017.228).
2,3
Investment-
grade bonds, as measured by the Bloomberg Barclays U.S.
Aggregate Bond Index (Bloomberg Index), posted a -1.60%
total return (an index decrease from 2,392.02 to 2,353.64),
which includes reinvestment of income and distributions.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ semiannual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +15.25% (index total return resulting in an increase from 7,759.35 to 8,942.78) and MSCI World Index +13.33% (index total return resulting in an increase from 11,625.199 to 13,174.277).
4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin LifeSmart
™
Retirement Income Fund 4
Franklin LifeSmart
™
2020 Retirement Target Fund 10
Franklin LifeSmart
™
2025 Retirement Target Fund 15
Franklin LifeSmart
™
2030 Retirement Target Fund 20
Franklin LifeSmart
™
2035 Retirement Target Fund 25
Franklin LifeSmart
™
2040 Retirement Target Fund 30
Franklin LifeSmart
™
2045 Retirement Target Fund 35
Franklin LifeSmart
™
2050 Retirement Target Fund 40
Franklin LifeSmart
™
2055 Retirement Target Fund 45
Franklin LifeSmart
™
2060 Retirement Target Fund 50
Financial Highlights and Statements of Investments 55
Financial Statements 123
Notes to Financial Statements 140
Shareholder Information 171
Visit franklintempleton.com for fund updates to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +12.30%
total return for the six months ended June 30, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, rebounding economic activity and easing novel
coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
The foregoing information reflects our analysis and opinions as of June 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
Retirement Income Fund
This semiannual report for Franklin LifeSmart
TM
Retirement
Income Fund covers the period ended June 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to make monthly distributions, while
preserving the investors’ capital over the long term. The
Fund employs an asset allocation strategy, combined with
an income generation strategy, designed for investors in
retirement. Under normal market conditions, the investment
manager allocates the Fund’s assets among the broad
asset classes of equity and fixed income investments and
strategies by investing primarily in a distinctly-weighted
combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +3.27% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return. The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.58% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, 40% of the Fund’s assets
are allocated to equity investments and 60% of the Fund’s
assets are allocated to fixed-income investments. The
underlying funds and the percentage allocations to each
asset class may be changed from time to time by the Fund’s
investment manager without the approval of shareholders,
and, under normal market conditions, the percentage
allocations for equity and fixed-income funds may vary up to
10% from the stated allocations.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. The
Fund was able to successfully meet its monthly distributions without the return of capital.
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Fixed Income 44.3%
Domestic Equity 24.3%
Foreign Fixed Income 12.5%
Index-Linked Notes 10.2%
Foreign Equity 7.4%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).The SOI begins on page
60
.

Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Semiannual Report
At period-end, our largest domestic fixed income fund
holding, Franklin Liberty U.S. Core Bond ETF, performed
better than the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index. Our foreign fixed
income fund holding, Western Asset Income Fund, Class
IS, outperformed the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index. Our largest domestic
equity fund holding, Global X U.S. Preferred ETF, and our
largest foreign equity fund holding, Templeton Foreign Fund
– Class R6, underperformed the Fund’s equity benchmark,
the MSCI ACWI-NR. The index-linked note increased the
level of income the Fund was able to generate.
Thank you for your continued participation in Franklin
LifeSmart™ Retirement Income Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 13.0%
Global X U.S. Preferred ETF 12.1%
Western Asset Income Fund, Class IS 10.0%
Franklin Liberty Investment Grade Corporate
ETF 7.0%
Templeton Foreign Fund, Class R6 6.5%
Franklin Liberty High Yield Corporate ETF 5.9%
Franklin U.S. Government Securities Fund,
Class R6 5.7%
Franklin Liberty U.S. Treasury Bond ETF 5.4%
iShares Core S&P U.S. Value ETF 5.3%
UBS AG, Senior Note 5.1%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2021
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +3.27% -2.45%
1-Year +12.70% +6.52%
5-Year +32.42% +4.59%
10-Year +58.29% +4.11%
Advisor
6-Month +3.39% +3.39%
1-Year +13.05% +13.05%
5-Year +34.13% +6.05%
10-Year +62.64% +4.98%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.45% 2.37% 1.80%
Advisor 3.90% 2.77% 2.16%
See page 8 for Performance Summary footnotes.

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition,
ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment.
The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will de-
crease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares.
The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These and other risks are described more fully in the Fund’s prospectus.
1. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strat-
egies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the
Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
Net Asset Value
Share Class 6/30/21 12/31/20 Change
A (FTRAX) $11.77 $11.62 +$0.15
C (FRTCX) $11.63 $11.48 +$0.15
R (FBRLX) $11.74 $11.59 +$0.15
R6 (FLMTX) $11.83 $11.67 +$0.16
Advisor (FLRDX) $11.82 $11.66 +$0.16
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
A $0.2148
C $0.1692
R $0.2046
R6 $0.2334
Advisor $0.2304
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.54% 1.19%
Advisor 0.29% 0.94%

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,032.70 $1.51 $1,023.31 $1.50 0.30%
C $1,000 $1,029.00 $5.28 $1,019.59 $5.26 1.05%
R $1,000 $1,031.90 $2.64 $1,022.20 $2.63 0.52%
R6 $1,000 $1,034.20 $0.00 $1,024.80 $0.00 0.00%
Advisor $1,000 $1,033.90 $0.25 $1,024.55 $0.25 0.05%

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2020 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2020
Retirement Target Fund covers the period ended June 30,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a
+6.00%
cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Fixed Income 41.9%
Domestic Equity 39.0%
Foreign Equity 14.9%
Foreign Fixed Income 2.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
67
.

Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2020 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 17.8%
Franklin U.S. Core Equity (IU) Fund 15.6%
Franklin Growth Fund, Class R6 10.1%
ClearBridge Large Cap Value Fund, Class IS 6.2%
Franklin International Core Equity (IU) Fund 5.4%
Western Asset Core Plus Bond Fund, Class S 4.0%
Franklin LibertyQ U.S. Equity ETF 3.9%
Franklin Liberty High Yield Corporate ETF 3.5%
iShares Core S&P U.S. Value ETF 3.2%
Franklin Liberty U.S. Treasury Bond ETF 3.2%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +6.00% +0.14%
1-Year +17.50% +11.03%
5-Year +44.42% +6.42%
Since Inception (7/1/13) +64.57% +5.68%
Advisor
6-Month +6.10% +6.10%
1-Year +17.72% +17.72%
5-Year +46.17% +7.89%
Since Inception (7/1/13) +68.07% +6.71%
See page 13 for Performance Summary footnotes.

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0600 $0.0260 $0.1229 $0.2089
C $0.0234 $0.0260 $0.1229 $0.1723
R $0.0347 $0.0260 $0.1229 $0.1836
R6 $0.0782 $0.0260 $0.1229 $0.2271
Advisor $0.0752 $0.0260 $0.1229 $0.2241
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.21%
Advisor 0.45% 0.96%

Your Fund’s Expenses
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher .
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,060.00 $2.36 $1,022.51 $2.31 0.46%
C $1,000 $1,055.90 $6.18 $1,018.79 $6.06 1.21%
R $1,000 $1,058.10 $3.64 $1,021.26 $3.57 0.71%
R6 $1,000 $1,061.20 $0.83 $1,023.99 $0.81 0.16%
Advisor $1,000 $1,061.00 $1.08 $1,023.74 $1.06 0.21%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2025 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2025
Retirement Target Fund covers the period ended June 30,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +7.20% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 43.5%
Domestic Fixed Income 34.5%
Foreign Equity 18.5%
Foreign Fixed Income 2.0%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
74
.

Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2025 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 17.5%
Franklin Liberty U.S. Core Bond ETF 14.7%
Franklin Growth Fund, Class R6 11.3%
ClearBridge Large Cap Value Fund, Class IS 6.9%
Franklin International Core Equity (IU) Fund 6.3%
Franklin LibertyQ U.S. Equity ETF 4.4%
iShares Core S&P U.S. Value ETF 3.6%
Templeton Foreign Fund, Class R6 3.5%
Western Asset Core Plus Bond Fund, Class S 3.3%
Franklin Liberty High Yield Corporate ETF 2.9%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +7.20% +1.33%
1-Year +21.03% +14.37%
5-Year +54.63% +7.87%
10-Year +95.28% +6.32%
Advisor
6-Month +7.38% +7.38%
1-Year +21.36% +21.36%
5-Year +56.55% +9.38%
10-Year +100.67% +7.21%
See page 18 for Performance Summary footnotes.

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0615 $0.1818 $0.2433
C $0.0238 $0.1818 $0.2056
R $0.0436 $0.1818 $0.2254
R6 $0.0810 $0.1818 $0.2628
Advisor $0.0778 $0.1818 $0.2596
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.01%
Advisor 0.45% 0.76%

Your Fund’s Expenses
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher .
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,072.00 $2.33 $1,022.54 $2.28 0.45%
C $1,000 $1,068.20 $6.16 $1,018.84 $6.01 1.20%
R $1,000 $1,070.20 $3.62 $1,021.30 $3.54 0.71%
R6 $1,000 $1,073.20 $0.80 $1,024.03 $0.78 0.16%
Advisor $1,000 $1,073.80 $1.06 $1,023.78 $1.03 0.21%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2030 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2030
Retirement Target Fund covers the period ended June 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +8.35% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 49.0%
Domestic Fixed Income 26.0%
Foreign Equity 21.9%
Foreign Fixed Income 1.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
81
.

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franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2030 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 19.6%
Franklin Growth Fund, Class R6 12.8%
Franklin Liberty U.S. Core Bond ETF 11.1%
ClearBridge Large Cap Value Fund, Class IS 7.7%
Franklin International Core Equity (IU) Fund 7.4%
Franklin LibertyQ U.S. Equity ETF 4.9%
Templeton Foreign Fund, Class R6 4.1%
iShares Core S&P U.S. Value ETF 4.0%
Templeton Developing Markets Trust, Class R6 2.8%
Franklin Emerging Market Core Equity (IU) Fund 2.7%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +8.35% +2.38%
1-Year +24.76% +17.86%
5-Year +62.19% +8.91%
Since Inception (7/1/13) +87.51% +7.42%
Advisor
6-Month +8.51% +8.51%
1-Year +25.06% +25.06%
5-Year +64.35% +10.45%
Since Inception (7/1/13) +91.29% +8.45%
See page 23 for Performance Summary footnotes.

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0597 $0.1325 $0.1922
C $0.0230 $0.1325 $0.1555
R $0.0428 $0.1325 $0.1753
R6 $0.0797 $0.1325 $0.2122
Advisor $0.0761 $0.1325 $0.2086
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.20%
Advisor 0.45% 0.95%

Your Fund’s Expenses
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,083.50 $2.34 $1,022.55 $2.27 0.45%
C $1,000 $1,079.80 $6.20 $1,018.84 $6.02 1.20%
R $1,000 $1,082.40 $3.63 $1,021.31 $3.52 0.70%
R6 $1,000 $1,085.30 $0.79 $1,024.04 $0.77 0.15%
Advisor $1,000 $1,085.10 $1.05 $1,023.79 $1.02 0.20%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2035 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2035
Retirement Target Fund covers the period ended June 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +9.35% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 27 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 53.4%
Foreign Equity 25.4%
Domestic Fixed Income 18.3%
Foreign Fixed Income 1.2%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
88
.

Franklin LifeSmart™t 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2035 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 21.4%
Franklin Growth Fund, Class R6 14.0%
ClearBridge Large Cap Value Fund, Class IS 8.4%
Franklin International Core Equity (IU) Fund 8.3%
Franklin Liberty U.S. Core Bond ETF 7.7%
Franklin LibertyQ U.S. Equity ETF 5.3%
Templeton Foreign Fund, Class R6 4.6%
iShares Core S&P U.S. Value ETF 4.3%
Templeton Developing Markets Trust, Class R6 3.5%
Franklin Emerging Market Core Equity (IU) Fund 3.5%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +9.35% +3.36%
1-Year +27.93% +20.86%
5-Year +69.98% +9.94%
10-Year +117.72% +7.48%
Advisor
6-Month +9.44% +9.44%
1-Year +28.28% +28.28%
5-Year +72.15% +11.48%
10-Year +123.84% +8.39%
See page 28 for Performance Summary footnotes.

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individ-
ual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the Fund’s prospectus.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0582 $0.0795 $0.1822 $0.3199
C $0.0048 $0.0795 $0.1822 $0.2665
R $0.0315 $0.0795 $0.1822 $0.2932
R6 $0.0799 $0.0795 $0.1822 $0.3416
Advisor $0.0763 $0.0795 $0.1822 $0.3380
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.08%
Advisor 0.45% 0.83%

Your Fund’s Expenses
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,00 0 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,093.50 $2.30 $1,022.60 $2.22 0.44%
C $1,000 $1,089.00 $6.17 $1,018.89 $5.97 1.19%
R $1,000 $1,091.80 $3.58 $1,021.38 $3.46 0.69%
R6 $1,000 $1,094.10 $0.74 $1,024.09 $0.72 0.14%
Advisor $1,000 $1,094.40 $1.00 $1,023.84 $0.97 0.19%

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2040 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2040
Retirement Target Fund covers the period ended June 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +10.52% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 32 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 59.1%
Foreign Equity 28.8%
Domestic Fixed Income 10.4%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
95
.

FranklinLifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Franklin Liberty U.S. Core Bond ETF, performed
better than the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2040 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.6%
Franklin Growth Fund, Class R6 15.3%
Franklin International Core Equity (IU) Fund 9.4%
ClearBridge Large Cap Value Fund, Class IS 9.3%
Franklin LibertyQ U.S. Equity ETF 5.9%
Templeton Foreign Fund, Class R6 5.2%
iShares Core S&P U.S. Value ETF 4.9%
Franklin Liberty U.S. Core Bond ETF 4.7%
Templeton Developing Markets Trust, Class R6 4.0%
Franklin Emerging Market Core Equity (IU) Fund 4.0%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +10.52% +4.44%
1-Year +31.69% +24.42%
5-Year +76.50% +10.78%
Since Inception (7/1/13) +104.96% +8.62%
Advisor
6-Month +10.72% +10.72%
1-Year +31.98% +31.98%
5-Year +78.54% +12.29%
Since Inception (7/1/13) +109.23% +9.67%
See page 33 for Performance Summary footnotes.

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0497 $0.0778 $0.1823 $0.3098
C $0.0039 $0.0778 $0.1823 $0.2640
R $0.0274 $0.0778 $0.1823 $0.2875
R6 $0.0712 $0.0778 $0.1823 $0.3313
Advisor $0.0683 $0.0778 $0.1823 $0.3284
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.38%
Advisor 0.45% 1.13%

Your Fund’s Expenses
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,105.20 $2.33 $1,022.58 $2.24 0.45%
C $1,000 $1,101.40 $6.23 $1,018.86 $5.99 1.20%
R $1,000 $1,104.50 $3.64 $1,021.34 $3.49 0.70%
R6 $1,000 $1,107.20 $0.77 $1,024.06 $0.74 0.15%
Advisor $1,000 $1,107.20 $1.03 $1,023.82 $0.99 0.20%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
TM
2045 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2045
Retirement Target Fund covers the period ended June 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.38% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 37 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 62.7%
Foreign Equity 32.3%
Domestic Fixed Income 3.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
102
.

Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Western Asset Core Plus Bond Fund – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2045 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 25.0%
Franklin Growth Fund, Class R6 16.4%
Franklin International Core Equity (IU) Fund 10.3%
ClearBridge Large Cap Value Fund, Class IS 9.9%
Franklin LibertyQ U.S. Equity ETF 6.4%
Templeton Foreign Fund, Class R6 5.7%
iShares Core S&P U.S. Value ETF 5.0%
Franklin Emerging Market Core Equity (IU) Fund 4.7%
Templeton Developing Markets Trust, Class R6 4.7%
iShares MSCI EAFE Value ETF 3.4%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +11.38% +5.26%
1-Year +34.06% +26.65%
5-Year +79.90% +11.20%
10-Year +132.05% +8.16%
Advisor
6-Month +11.54% +11.54%
1-Year +34.40% +34.40%
5-Year +82.27% +12.76%
10-Year +138.33% +9.07%
See page 38 for Performance Summary footnotes.

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0430 $0.0929 $0.2134 $0.3493
C $0.0050 $0.0929 $0.2134 $0.3113
R $0.0250 $0.0929 $0.2134 $0.3313
R6 $0.0661 $0.0929 $0.2134 $0.3724
Advisor $0.0622 $0.0929 $0.2134 $0.3685
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.21%
Advisor 0.45% 0.96%

Your Fund’s Expenses
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,113.80 $2.31 $1,022.61 $2.21 0.44%
C $1,000 $1,109.70 $6.21 $1,018.91 $5.94 1.19%
R $1,000 $1,112.50 $3.60 $1,021.39 $3.44 0.69%
R6 $1,000 $1,115.60 $0.74 $1,024.09 $0.71 0.14%
Advisor $1,000 $1,115.40 $1.00 $1,023.85 $0.96 0.19%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2050 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2050
Retirement Target Fund covers the period ended June 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.59% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 42 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 63.5%
Foreign Equity 34.4%
Domestic Fixed Income 0.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
109
.

Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Western Asset Core Plus Bond – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2050 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.9%
Franklin Growth Fund, Class R6 16.5%
Franklin International Core Equity (IU) Fund 11.0%
ClearBridge Large Cap Value Fund, Class IS 10.1%
Franklin LibertyQ U.S. Equity ETF 6.9%
Templeton Foreign Fund, Class R6 6.1%
iShares Core S&P U.S. Value ETF 5.2%
Templeton Developing Markets Trust, Class R6 5.0%
Franklin Emerging Market Core Equity (IU) Fund 5.0%
iShares MSCI EAFE Value ETF 3.7%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +11.59% +5.43%
1-Year +34.71% +27.29%
5-Year +80.88% +11.31%
Since Inception (7/1/13) +111.78% +9.07%
Advisor
6-Month +11.69% +11.69%
1-Year +35.11% +35.11%
5-Year +83.18% +12.87%
Since Inception (7/1/13) +116.47% +10.14%
See page 43 for Performance Summary footnotes.

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0417 $0.0892 $0.2060 $0.3369
C $0.0040 $0.0892 $0.2060 $0.2992
R $0.0072 $0.0892 $0.2060 $0.3024
R6 $0.0640 $0.0892 $0.2060 $0.3592
Advisor $0.0603 $0.0892 $0.2060 $0.3555
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.55%
Advisor 0.45% 1.30%

Your Fund’s Expenses
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,115.90 $2.31 $1,022.61 $2.21 0.44%
C $1,000 $1,112.00 $6.23 $1,018.90 $5.95 1.19%
R $1,000 $1,115.00 $3.62 $1,021.37 $3.46 0.69%
R6 $1,000 $1,117.10 $0.74 $1,024.09 $0.71 0.14%
Advisor $1,000 $1,116.90 $1.00 $1,023.85 $0.96 0.19%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2055 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2055
Retirement Target Fund covers the period ended June 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.60% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +12.30% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted
a +12.56% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 47 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 63.6%
Foreign Equity 34.2%
Domestic Fixed Income 0.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
116
.

Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Western Asset Core Plus Bond – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2055 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.9%
Franklin Growth Fund, Class R6 16.9%
Franklin International Core Equity (IU) Fund 10.9%
ClearBridge Large Cap Value Fund, Class IS 9.9%
Franklin LibertyQ U.S. Equity ETF 6.7%
Templeton Foreign Fund, Class R6 6.1%
iShares Core S&P U.S. Value ETF 5.1%
Templeton Developing Markets Trust, Class R6 5.0%
Franklin Emerging Market Core Equity (IU) Fund 4.9%
iShares MSCI EAFE Value ETF 3.7%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +11.60% +5.46%
1-Year +34.78% +27.40%
5-Year +81.84% +11.45%
Since Inception (5/1/15) +70.40% +8.04%
Advisor
6-Month +11.70% +11.70%
1-Year +34.93% +34.93%
5-Year +83.71% +12.93%
Since Inception (5/1/15) +72.57% +9.26%
See page 48 for Performance Summary footnotes.

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0385 $0.0596 $0.1471 $0.2452
C $0.0080 $0.0596 $0.1471 $0.2147
R $0.0253 $0.0596 $0.1471 $0.2320
R6 $0.0569 $0.0596 $0.1471 $0.2636
Advisor $0.0539 $0.0596 $0.1471 $0.2606
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 2.30%
Advisor 0.45% 2.05%

Your Fund’s Expenses
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,116.00 $2.31 $1,022.61 $2.21 0.44%
C $1,000 $1,111.90 $6.23 $1,018.90 $5.95 1.19%
R $1,000 $1,114.70 $3.61 $1,021.38 $3.45 0.69%
R6 $1,000 $1,117.20 $0.74 $1,024.10 $0.71 0.14%
Advisor $1,000 $1,117.00 $1.00 $1,023.85 $0.96 0.19%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2060 Retirement Target Fund
This inaugural semiannual report for Franklin LifeSmart
TM
2060 Retirement Target Fund covers the period since the
Fund's inception on January 29, 2021, through June 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +12.46% cumulative
total return for the period since the Fund's inception through
June 30, 2021. In comparison, the Fund’s equity benchmark,
the MSCI All Country World Index (ACWI)-NR, which
measures equity market performance in global developed
and emerging markets, posted a +12.81% cumulative total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of
the global fixed income bond market, posted a -2.11%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 52 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 63.5%
Foreign Equity 34.2%
Domestic Fixed Income 0.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.3%
1. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
109
.

Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Western Asset Core Plus Bond Fund – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2060 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.9%
Franklin Growth Fund, Class R6 17.0%
Franklin International Core Equity (IU) Fund 10.9%
ClearBridge Large Cap Value Fund, Class IS 9.6%
Franklin LibertyQ U.S. Equity ETF 6.7%
Templeton Foreign Fund, Class R6 6.1%
iShares Core S&P U.S. Value ETF 5.3%
Templeton Developing Markets Trust, Class R6 5.0%
Franklin Emerging Market Core Equity (IU) Fund 4.9%
iShares MSCI EAFE Value ETF 3.6%

Performance Summary as of June 30, 2021
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
Since Inception (1/29/21) +12.46% +6.30%
Advisor
Since Inception (1/29/21) +12.45% +12.45%
See page 53 for Performance Summary footnotes.

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/29/21–6/30/21)
Share Class
Net Investment
Income
A $0.0361
C $0.0363
R $0.0365
R6 $0.0369
Advisor $0.0354
Total Annual Operating Expenses
4
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.57%
Advisor 0.45% 1.32%

Your Fund’s Expenses
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. January 29, 2021 for Actual; January 1, 2021 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized. For Actual expenses, the multiplier is 152/365 to reflect the number of days since commencement of operations.
3. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value
1
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/29/21–6/30/21
2,3
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
2,3
a
Net
Annualized
Expense
Ratio
3
A $1,000 $1,124.60 $0.88 $1,023.80 $1.00 0.20%
C $1,000 $1,124.60 $0.88 $1,023.80 $1.00 0.20%
R $1,000 $1,124.60 $0.88 $1,023.80 $1.00 0.20%
R6 $1,000 $1,124.70 $0.71 $1,024.00 $0.80 0.16%
Advisor $1,000 $1,124.50 $0.88 $1,023.80 $1.00 0.20%

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.62 $11.15 $10.35 $11.06 $10.96 $10.78
Income from investment operations
a
:
Net investment income
b,c
............ 0.15 0.39 0.43 0.50 0.43 0.27
Net realized and unrealized gains (losses) 0.21 0.52 0.79 (0.77) 0.10 0.28
Total from investment operations ........ 0.36 0.91 1.22 (0.27) 0.53 0.55
Less distributions from:
Net investment income .............. (0.21) (0.44) (0.42) (0.44) (0.43) (0.28)
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — — — — (0.04)
Total distributions ................... (0.21) (0.44) (0.42) (0.44) (0.43) (0.37)
Net asset value, end of period .......... $11.77 $11.62 $11.15 $10.35 $11.06 $10.96
Total return
d
....................... 3.27% 8.40% 11.93% (2.48)% 4.84% 5.25%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.92% 0.94% 0.95% 0.90% 0.92% 0.90%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30%
g
0.30%
g
0.30%
g
0.30%
g
0.30%
Net investment income
c
............... 2.58% 3.56% 3.91% 4.63% 3.89% 2.50%
Supplemental data
Net assets, end of period (000’s) ........ $42,730 $40,343 $34,363 $31,461 $32,397 $39,713
Portfolio turnover rate ................ 69.22% 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.48 $11.01 $10.23 $10.92 $10.83 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.30 0.34 0.42 0.34 0.19
Net realized and unrealized gains (losses) 0.22 0.52 0.78 (0.76) 0.10 0.28
Total from investment operations ........ 0.32 0.82 1.12 (0.34) 0.44 0.47
Less distributions from:
Net investment income .............. (0.17) (0.35) (0.34) (0.35) (0.35) (0.22)
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — — — — (0.03)
Total distributions ................... (0.17) (0.35) (0.34) (0.35) (0.35) (0.30)
Net asset value, end of period .......... $11.63 $11.48 $11.01 $10.23 $10.92 $10.83
Total return
d
....................... 2.90% 7.62% 11.14% (3.29)% 4.07% 4.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.67% 1.69% 1.69% 1.65% 1.67% 1.64%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.05% 1.05%
g
1.04%
g
1.05%
g
1.05%
g
1.04%
Net investment income
c
............... 1.81% 2.80% 3.17% 3.88% 3.14% 1.76%
Supplemental data
Net assets, end of period (000’s) ........ $8,808 $9,355 $10,568 $11,796 $16,070 $17,570
Portfolio turnover rate ................ 69.22% 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $11.11 $10.31 $11.01 $10.92 $10.74
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.37 0.40 0.48 0.40 0.25
Net realized and unrealized gains (losses) 0.22 0.52 0.79 (0.77) 0.09 0.28
Total from investment operations ........ 0.35 0.89 1.19 (0.29) 0.49 0.53
Less distributions from:
Net investment income .............. (0.20) (0.41) (0.39) (0.41) (0.40) (0.26)
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — — — — (0.04)
Total distributions ................... (0.20) (0.41) (0.39) (0.41) (0.40) (0.35)
Net asset value, end of period .......... $11.74 $11.59 $11.11 $10.31 $11.01 $10.92
Total return
d
....................... 3.19% 8.22% 11.69% (2.67)% 4.57% 4.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.15% 1.11% 1.16% 1.11% 1.17% 1.15%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.52% 0.47%
g
0.51%
g
0.51%
g
0.55%
g
0.55%
Net investment income
c
............... 2.34% 3.39% 3.70% 4.42% 3.64% 2.25%
Supplemental data
Net assets, end of period (000’s) ........ $2,083 $2,108 $2,336 $2,876 $4,071 $4,920
Portfolio turnover rate ................ 69.22% 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.67 $11.20 $10.40 $11.11 $11.01 $10.82
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.43 0.47 0.54 0.47 0.30
Net realized and unrealized gains (losses) 0.22 0.52 0.78 (0.78) 0.10 0.29
Total from investment operations ........ 0.39 0.95 1.25 (0.24) 0.57 0.59
Less distributions from:
Net investment income .............. (0.23) (0.48) (0.45) (0.47) (0.47) (0.31)
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — — — — (0.04)
Total distributions ................... (0.23) (0.48) (0.45) (0.47) (0.47) (0.40)
Net asset value, end of period .......... $11.83 $11.67 $11.20 $10.40 $11.11 $11.01
Total return
d
....................... 3.42% 8.81% 12.20% (2.16)% 5.14% 5.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.57% 0.58% 0.59% 0.54% 0.52% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... —% —%
g
—%
g
—%
g
—%
g
—%
Net investment income
c
............... 2.89% 3.84% 4.21% 4.93% 4.19% 2.80%
Supplemental data
Net assets, end of period (000’s) ........ $4,289 $4,092 $2,043 $1,798 $4,031 $3,930
Portfolio turnover rate ................ 69.22% 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.66 $11.19 $10.39 $11.10 $11.00 $10.81
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.42 0.46 0.53 0.46 0.29
Net realized and unrealized gains (losses) 0.23 0.52 0.79 (0.77) 0.10 0.29
Total from investment operations ........ 0.39 0.94 1.25 (0.24) 0.56 0.58
Less distributions from:
Net investment income .............. (0.23) (0.47) (0.45) (0.47) (0.46) (0.30)
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — — — — (0.04)
Total distributions ................... (0.23) (0.47) (0.45) (0.47) (0.46) (0.39)
Net asset value, end of period .......... $11.82 $11.66 $11.19 $10.39 $11.10 $11.00
Total return
d
....................... 3.39% 8.75% 12.16% (2.21)% 5.09% 5.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.67% 0.69% 0.70% 0.65% 0.67% 0.65%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.05% 0.05%
g
0.05%
g
0.05%
g
0.05%
g
0.05%
Net investment income
c
............... 2.84% 3.83% 4.16% 4.88% 4.14% 2.75%
Supplemental data
Net assets, end of period (000’s) ........ $2,349 $2,021 $1,875 $1,409 $2,122 $1,696
Portfolio turnover rate ................ 69.22% 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
88.5%
Domestic Equity 24.3%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 207,754 $ 3,041,517
Global X U.S. Preferred ETF ........................................... 277,796 7,269,921
iShares Core S&P U.S. Value ETF ...................................... 44,674 3,214,741
Vanguard S&P 500 ETF .............................................. 2,929 1,152,620
14,678,799
Domestic Fixed Income 44.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 50,948 594,560
a
Franklin Liberty High Yield Corporate ETF ................................. 134,827 3,578,983
a
Franklin Liberty Investment Grade Corporate ETF ........................... 161,063 4,219,851
a
Franklin Liberty Senior Loan ETF ....................................... 79,007 1,970,434
a
Franklin Liberty U.S. Core Bond ETF ..................................... 306,799 7,826,442
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 135,949 3,279,199
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 575,371 3,429,209
Schwab U.S. TIPS ETF ............................................... 28,611 1,788,474
26,687,152
Foreign Equity 7.4%
a
Templeton Developing Markets Trust, Class R6 ............................. 21,988 598,502
a
Templeton Foreign Fund, Class R6 ...................................... 500,457 3,888,551
4,487,053
Foreign Fixed Income 12.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 47,464 1,191,346
iShares J.P. Morgan USD Emerging Markets Bond ETF ....................... 2,661 299,256
a
Western Asset Income Fund, Class IS .................................... 976,182 6,013,278
7,503,880
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$51,935,860) ................................................................
53,356,884
Units
a a a a
b
Index-Linked Notes 10.2%
Capital Markets 10.2%
c,d
Credit Suisse AG, Senior Note , 144A, 12.095%, 9/06/22 ...................... 812 3,068,280
c,d
UBS AG, Senior Note , 144A, 6.16%, 11/07/22 .............................. 2,624 3,071,077
6,139,357
Total Index-Linked Notes (Cost $5,753,564) .....................................
6,139,357
Total Long Term Investments (Cost $57,689,424) ................................
59,496,241
a
a a a a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
Short Term Investments 1.3%
a a
Shares
a
Value
a
Money Market Funds 1.3%
a,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 801,363 $ 801,363
Total Money Market Funds (Cost $801,363) .....................................
801,363
Total Short Term Investments (Cost $801,363 ) ..................................
801,363
a
Total Investments (Cost $58,490,787) 100.0% ...................................
$60,297,604
Other Assets, less Liabilities (0.0)%
†
...........................................
(38,572)
Net Assets 100.0% ...........................................................
$60,259,032
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $6,139,357, representing 10.2% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.99 $12.17 $11.00 $11.76 $10.68 $10.61
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.19 0.29 0.35 0.18 0.13
Net realized and unrealized gains (losses) 0.71 0.89 1.18 (0.79) 1.05 0.19
Total from investment operations ........ 0.78 1.08 1.47 (0.44) 1.23 0.32
Less distributions from:
Net investment income .............. (0.06) (0.26) (0.30) (0.32) (0.15) (0.17)
Net realized gains ................. (0.15) — — — — (0.08)
Total distributions ................... (0.21) (0.26) (0.30) (0.32) (0.15) (0.25)
Net asset value, end of period .......... $13.56 $12.99 $12.17 $11.00 $11.76 $10.68
Total return
d
....................... 6.00% 9.06% 13.43% (3.78)% 11.53% 3.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.91% 0.98% 0.97% 0.94% 1.02% 0.98%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.46% 0.47%
g
0.35% 0.30% 0.30% 0.30%
Net investment income
c
............... 1.10% 1.61% 2.47% 2.92% 1.58% 1.25%
Supplemental data
Net assets, end of period (000’s) ........ $34,141 $30,265 $27,016 $24,108 $20,289 $19,292
Portfolio turnover rate ................ 55.78% 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.91 $12.09 $10.93 $11.69 $10.62 $10.56
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.10 0.20 0.24 0.10 0.05
Net realized and unrealized gains (losses) 0.70 0.89 1.17 (0.76) 1.03 0.18
Total from investment operations ........ 0.72 0.99 1.37 (0.52) 1.13 0.23
Less distributions from:
Net investment income .............. (0.02) (0.17) (0.21) (0.24) (0.06) (0.09)
Net realized gains ................. (0.15) — — — — (0.08)
Total distributions ................... (0.17) (0.17) (0.21) (0.24) (0.06) (0.17)
Net asset value, end of period .......... $13.46 $12.91 $12.09 $10.93 $11.69 $10.62
Total return
d
....................... 5.59% 8.29% 12.59% (4.53)% 10.69% 2.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.66% 1.73% 1.72% 1.69% 1.77% 1.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.21% 1.22%
g
1.10% 1.05% 1.05% 1.05%
Net investment income
c
............... 0.32% 0.85% 1.72% 2.17% 0.83% 0.50%
Supplemental data
Net assets, end of period (000’s) ........ $7,180 $7,118 $6,811 $6,364 $6,287 $5,138
Portfolio turnover rate ................ 55.78% 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.98 $12.16 $10.99 $11.75 $10.66 $10.59
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.16 0.26 0.29 0.12 0.10
Net realized and unrealized gains (losses) 0.70 0.89 1.17 (0.76) 1.08 0.18
Total from investment operations ........ 0.75 1.05 1.43 (0.47) 1.20 0.28
Less distributions from:
Net investment income .............. (0.03) (0.23) (0.26) (0.29) (0.11) (0.13)
Net realized gains ................. (0.15) — — — — (0.08)
Total distributions ................... (0.18) (0.23) (0.26) (0.29) (0.11) (0.21)
Net asset value, end of period .......... $13.55 $12.98 $12.16 $10.99 $11.75 $10.66
Total return
d
....................... 5.81% 8.79% 13.25% (4.14)% 11.26% 2.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.16% 1.23% 1.22% 1.19% 1.27% 1.23%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.71% 0.72%
g
0.60% 0.55% 0.55% 0.55%
Net investment income
c
............... 0.79% 1.35% 2.22% 2.67% 1.33% 1.00%
Supplemental data
Net assets, end of period (000’s) ........ $697 $786 $745 $767 $969 $3,145
Portfolio turnover rate ................ 55.78% 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.03 $12.20 $11.02 $11.79 $10.70 $10.64
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.22 0.32 0.37 0.21 0.17
Net realized and unrealized gains (losses) 0.71 0.90 1.19 (0.78) 1.06 0.17
Total from investment operations ........ 0.80 1.12 1.51 (0.41) 1.27 0.34
Less distributions from:
Net investment income .............. (0.08) (0.29) (0.33) (0.36) (0.18) (0.20)
Net realized gains ................. (0.15) — — — — (0.08)
Total distributions ................... (0.23) (0.29) (0.33) (0.36) (0.18) (0.28)
Net asset value, end of period .......... $13.60 $13.03 $12.20 $11.02 $11.79 $10.70
Total return
d
....................... 6.12% 9.45% 13.83% (3.57)% 11.93% 3.33%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.58% 0.62% 0.60% 0.58% 0.59% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.16% 0.16%
g
0.05% —% —% —%
Net investment income
c
............... 1.38% 1.83% 2.77% 3.22% 1.88% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $4,868 $4,855 $7,429 $8,562 $8,831 $6,670
Portfolio turnover rate ................ 55.78% 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.03 $12.20 $11.03 $11.79 $10.70 $10.63
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.22 0.32 0.35 0.23 0.16
Net realized and unrealized gains (losses) 0.71 0.90 1.17 (0.76) 1.04 0.18
Total from investment operations ........ 0.80 1.12 1.49 (0.41) 1.27 0.34
Less distributions from:
Net investment income .............. (0.08) (0.29) (0.32) (0.35) (0.18) (0.19)
Net realized gains ................. (0.15) — — — — (0.08)
Total distributions ................... (0.23) (0.29) (0.32) (0.35) (0.18) (0.27)
Net asset value, end of period .......... $13.60 $13.03 $12.20 $11.03 $11.79 $10.70
Total return
d
....................... 6.10% 9.39% 13.77% (3.62)% 11.88% 3.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.66% 0.73% 0.72% 0.69% 0.77% 0.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.21% 0.21%
g
0.10% 0.05% 0.05% 0.05%
Net investment income
c
............... 1.36% 1.80% 2.72% 3.17% 1.83% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $777 $685 $745 $637 $691 $317
Portfolio turnover rate ................ 55.78% 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 11,777 $ 235,008
Domestic Equity 39.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 76,081 2,949,660
a
Franklin Growth Fund, Class R6 ........................................ 31,816 4,822,693
a
Franklin LibertyQ U.S. Equity ETF ....................................... 43,408 1,858,297
a
Franklin U.S. Core Equity (IU) Fund ..................................... 508,699 7,447,358
iShares Core S&P U.S. Value ETF ...................................... 21,286 1,531,741
18,609,749
Domestic Fixed Income 41.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 101,110 1,179,953
a
Franklin Liberty High Yield Corporate ETF ................................. 63,415 1,683,351
a
Franklin Liberty Investment Grade Corporate ETF ........................... 50,263 1,316,891
a
Franklin Liberty Senior Loan ETF ....................................... 52,066 1,298,526
a
Franklin Liberty U.S. Core Bond ETF ..................................... 332,726 8,487,840
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 62,507 1,507,719
Schwab U.S. TIPS ETF ............................................... 23,893 1,493,551
a
Western Asset Core Plus Bond Fund, Class S .............................. 155,747 1,886,095
a
Western Asset Short-Term Bond Fund, Class IS ............................ 286,941 1,127,677
19,981,603
Foreign Equity 14.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 55,619 704,137
a
Franklin FTSE Europe ETF ............................................ 9,852 284,230
a
Franklin International Core Equity (IU) Fund ............................... 195,837 2,553,713
a
Franklin International Growth Fund, Class R6 .............................. 24,832 565,175
iShares MSCI EAFE Value ETF ......................................... 16,464 852,177
a
Templeton Developing Markets Trust, Class R6 ............................. 26,162 712,142
a
Templeton Foreign Fund, Class R6 ...................................... 182,753 1,419,988
7,091,562
Foreign Fixed Income 2.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 46,956 1,178,596
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$40,917,680) ................................................................
47,096,518
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 358,050 358,050
Total Money Market Funds (Cost $358,050) .....................................
358,050

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
s
h
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $68,514)
BNP Paribas Securities Corp. (Maturity Value $49,997)
Deutsche Bank Securities, Inc. (Maturity Value $7,608)
HSBC Securities (USA), Inc. (Maturity Value $10,909)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $69,933) .......................................... $ 68,514 $ 68,514
Total Repurchase Agreements (Cost $68,514) ...................................
68,514
Total Short Term Investments (Cost $426,564 ) ..................................
426,564
a
Total Investments (Cost $41,344,244) 99.7% ....................................
$47,523,082
Other Assets, less Liabilities 0.3% .............................................
139,820
Net Assets 100.0% ...........................................................
$47,662,902
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.80 $12.98 $11.52 $12.97 $11.49 $11.44
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.20 0.27 0.32 0.19 0.14
Net realized and unrealized gains (losses) 0.92 1.08 1.66 (1.02) 1.52 0.19
Total from investment operations ........ 0.99 1.28 1.93 (0.70) 1.71 0.33
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.21) (0.28) (0.33) (0.23) (0.13)
Net realized gains ................. (0.18) (0.25) (0.19) (0.42) — (0.15)
Total distributions ................... (0.24) (0.46) (0.47) (0.75) (0.23) (0.28)
Net asset value, end of period .......... $14.55 $13.80 $12.98 $11.52 $12.97 $11.49
Total return
d
....................... 7.20% 10.26% 16.85% (5.46)% 14.95% 2.96%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.73% 0.77% 0.80% 0.77% 0.80% 0.76%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.45% 0.45%
g
0.35% 0.30%
g
0.30% 0.30%
Net investment income
c
............... 1.00% 1.53% 2.15% 2.41% 1.52% 1.18%
Supplemental data
Net assets, end of period (000’s) ........ $107,429 $96,973 $86,084 $76,050 $77,510 $74,746
Portfolio turnover rate ................ 48.58% 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.56 $12.76 $11.34 $12.77 $11.32 $11.27
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.09 0.17 0.20 0.09 0.05
Net realized and unrealized gains (losses) 0.91 1.08 1.62 (0.97) 1.50 0.20
Total from investment operations ........ 0.93 1.17 1.79 (0.77) 1.59 0.25
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.12) (0.18) (0.24) (0.14) (0.05)
Net realized gains ................. (0.18) (0.25) (0.19) (0.42) — (0.15)
Total distributions ................... (0.21) (0.37) (0.37) (0.66) (0.14) (0.20)
Net asset value, end of period .......... $14.28 $13.56 $12.76 $11.34 $12.77 $11.32
Total return
d
....................... 6.82% 9.44% 15.90% (6.12)% 14.06% 2.21%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.47% 1.51% 1.55% 1.51% 1.55% 1.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.20% 1.20%
g
1.10% 1.04%
g
1.05% 1.05%
Net investment income
c
............... 0.23% 0.76% 1.40% 1.67% 0.77% 0.43%
Supplemental data
Net assets, end of period (000’s) ........ $22,028 $21,991 $23,450 $21,907 $27,301 $26,401
Portfolio turnover rate ................ 48.58% 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.75 $12.93 $11.48 $12.93 $11.44 $11.40
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.16 0.23 0.26 0.14 0.11
Net realized and unrealized gains (losses) 0.92 1.09 1.65 (0.99) 1.54 0.19
Total from investment operations ........ 0.97 1.25 1.88 (0.73) 1.68 0.30
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.18) (0.24) (0.30) (0.19) (0.11)
Net realized gains ................. (0.18) (0.25) (0.19) (0.42) — (0.15)
Total distributions ................... (0.23) (0.43) (0.43) (0.72) (0.19) (0.26)
Net asset value, end of period .......... $14.49 $13.75 $12.93 $11.48 $12.93 $11.44
Total return
d
....................... 7.02% 10.00% 16.52% (5.73)% 14.73% 2.65%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.98% 1.02% 1.05% 1.02% 1.05% 1.01%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.71% 0.70%
g
0.60% 0.55%
g
0.55% 0.55%
Net investment income
c
............... 0.71% 1.24% 1.90% 2.16% 1.27% 0.93%
Supplemental data
Net assets, end of period (000’s) ........ $2,978 $3,117 $3,930 $4,510 $6,166 $7,411
Portfolio turnover rate ................ 48.58% 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.85 $13.02 $11.56 $13.01 $11.52 $11.47
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.23 0.31 0.34 0.23 0.17
Net realized and unrealized gains (losses) 0.92 1.10 1.65 (1.00) 1.53 0.20
Total from investment operations ........ 1.01 1.33 1.96 (0.66) 1.76 0.37
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.25) (0.31) (0.37) (0.27) (0.17)
Net realized gains ................. (0.18) (0.25) (0.19) (0.42) — (0.15)
Total distributions ................... (0.26) (0.50) (0.50) (0.79) (0.27) (0.32)
Net asset value, end of period .......... $14.60 $13.85 $13.02 $11.56 $13.01 $11.52
Total return
d
....................... 7.32% 10.64% 17.14% (5.15)% 15.34% 3.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.38% 0.39% 0.41% 0.38% 0.37% 0.37%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.16% 0.15%
g
0.05% —%
g
—% —%
Net investment income
c
............... 1.29% 1.83% 2.45% 2.71% 1.82% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $16,538 $16,094 $14,717 $14,228 $17,009 $13,936
Portfolio turnover rate ................ 48.58% 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.83 $13.01 $11.55 $13.00 $11.51 $11.46
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.24 0.30 0.33 0.23 0.17
Net realized and unrealized gains (losses) 0.93 1.07 1.66 (1.00) 1.52 0.19
Total from investment operations ........ 1.02 1.31 1.96 (0.67) 1.75 0.36
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.24) (0.31) (0.36) (0.26) (0.16)
Net realized gains ................. (0.18) (0.25) (0.19) (0.42) — (0.15)
Total distributions ................... (0.26) (0.49) (0.50) (0.78) (0.26) (0.31)
Net asset value, end of period .......... $14.59 $13.83 $13.01 $11.55 $13.00 $11.51
Total return
d
....................... 7.38% 10.51% 17.09% (5.20)% 15.30% 3.20%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.48% 0.52% 0.55% 0.52% 0.55% 0.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.21% 0.20%
g
0.10% 0.05%
g
0.05% 0.05%
Net investment income
c
............... 1.24% 1.90% 2.40% 2.66% 1.77% 1.43%
Supplemental data
Net assets, end of period (000’s) ........ $2,883 $2,872 $1,532 $1,449 $1,866 $1,381
Portfolio turnover rate ................ 48.58% 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 37,487 $ 748,046
Domestic Equity 43.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 270,112 10,472,243
a
Franklin Growth Fund, Class R6 ........................................ 113,214 17,161,012
a
Franklin LibertyQ U.S. Equity ETF ....................................... 154,466 6,612,689
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,810,218 26,501,592
iShares Core S&P U.S. Value ETF ...................................... 75,976 5,467,233
66,214,769
Domestic Fixed Income 34.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 257,537 3,005,456
a
Franklin Liberty High Yield Corporate ETF ................................. 166,464 4,418,787
a
Franklin Liberty Investment Grade Corporate ETF ........................... 131,940 3,456,828
a
Franklin Liberty Senior Loan ETF ....................................... 137,474 3,428,602
a
Franklin Liberty U.S. Core Bond ETF ..................................... 873,452 22,281,761
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 164,081 3,957,765
Schwab U.S. TIPS ETF ............................................... 63,100 3,944,381
a
Western Asset Core Plus Bond Fund, Class S .............................. 408,832 4,950,951
a
Western Asset Short-Term Bond Fund, Class IS ............................ 750,939 2,951,189
52,395,720
Foreign Equity 18.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 271,066 3,431,696
a
Franklin FTSE Europe ETF ............................................ 35,645 1,028,358
a
Franklin International Core Equity (IU) Fund ............................... 728,846 9,504,146
a
Franklin International Growth Fund, Class R6 .............................. 93,749 2,133,717
iShares MSCI EAFE Value ETF ......................................... 61,281 3,171,905
a
Templeton Developing Markets Trust, Class R6 ............................. 125,827 3,425,020
a
Templeton Foreign Fund, Class R6 ...................................... 680,118 5,284,515
27,979,357
Foreign Fixed Income 2.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 120,784 3,031,678
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$125,034,850) ...............................................................
150,369,570
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,435,837 1,435,837
Total Money Market Funds (Cost $1,435,837) ...................................
1,435,837

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
s
h
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $214,543)
BNP Paribas Securities Corp. (Maturity Value $156,560)
Deutsche Bank Securities, Inc. (Maturity Value $23,823)
HSBC Securities (USA), Inc. (Maturity Value $34,160)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $218,986) ......................................... $ 214,543 $ 214,543
Total Repurchase Agreements (Cost $214,543) ..................................
214,543
Total Short Term Investments (Cost $1,650,380 ) .................................
1,650,380
a
Total Investments (Cost $126,685,230) 100.1% ..................................
$152,019,950
Other Assets, less Liabilities (0.1)% ...........................................
(162,967)
Net Assets 100.0% ...........................................................
$151,856,983
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

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76
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.40 $13.28 $11.50 $12.70 $11.08 $10.95
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.19 0.25 0.29 0.19 0.13
Net realized and unrealized gains (losses) 1.13 1.29 1.90 (1.09) 1.65 0.19
Total from investment operations ........ 1.20 1.48 2.15 (0.80) 1.84 0.32
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.22) (0.23) (0.32) (0.22) (0.09)
Net realized gains ................. (0.13) (0.14) (0.14) (0.08) — (0.10)
Total distributions ................... (0.19) (0.36) (0.37) (0.40) (0.22) (0.19)
Net asset value, end of period .......... $15.41 $14.40 $13.28 $11.50 $12.70 $11.08
Total return
d
....................... 8.35% 11.52% 18.80% (6.32)% 16.73% 2.93%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.86% 0.95% 1.02% 0.98% 1.08% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.45% 0.44%
g
0.34%
g
0.30%
g
0.30% 0.30%
Net investment income
c
............... 0.90% 1.46% 1.96% 2.24% 1.60% 1.17%
Supplemental data
Net assets, end of period (000’s) ........ $41,329 $34,019 $27,248 $22,447 $19,270 $16,788
Portfolio turnover rate ................ 46.85% 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

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77
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.22 $13.13 $11.37 $12.56 $10.97 $10.86
Income from investment operations
a
:
Net investment income
b,c
............ 0.01 0.09 0.15 0.18 0.11 0.05
Net realized and unrealized gains (losses) 1.12 1.27 1.89 (1.06) 1.63 0.17
Total from investment operations ........ 1.13 1.36 2.04 (0.88) 1.74 0.22
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.13) (0.14) (0.23) (0.15) (0.01)
Net realized gains ................. (0.13) (0.14) (0.14) (0.08) — (0.10)
Total distributions ................... (0.15) (0.27) (0.28) (0.31) (0.15) (0.11)
Net asset value, end of period .......... $15.20 $14.22 $13.13 $11.37 $12.56 $10.97
Total return
d
....................... 7.98% 10.60% 17.98% (7.02)% 15.89% 2.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.61% 1.70% 1.77% 1.73% 1.83% 1.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.20% 1.19%
g
1.09%
g
1.05%
g
1.05% 1.05%
Net investment income
c
............... 0.12% 0.71% 1.21% 1.49% 0.85% 0.42%
Supplemental data
Net assets, end of period (000’s) ........ $11,527 $10,937 $9,146 $7,460 $7,642 $5,127
Portfolio turnover rate ................ 46.85% 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

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78
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.38 $13.27 $11.48 $12.68 $11.06 $10.94
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.15 0.22 0.23 0.15 0.10
Net realized and unrealized gains (losses) 1.13 1.29 1.91 (1.06) 1.65 0.18
Total from investment operations ........ 1.18 1.44 2.13 (0.83) 1.80 0.28
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.19) (0.20) (0.29) (0.18) (0.06)
Net realized gains ................. (0.13) (0.14) (0.14) (0.08) — (0.10)
Total distributions ................... (0.17) (0.33) (0.34) (0.37) (0.18) (0.16)
Net asset value, end of period .......... $15.39 $14.38 $13.27 $11.48 $12.68 $11.06
Total return
d
....................... 8.24% 11.17% 18.64% (6.59)% 16.39% 2.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.11% 1.20% 1.27% 1.23% 1.33% 1.27%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.70% 0.69%
g
0.59%
g
0.55%
g
0.55% 0.55%
Net investment income
c
............... 0.64% 1.19% 1.71% 1.99% 1.35% 0.92%
Supplemental data
Net assets, end of period (000’s) ........ $1,321 $1,186 $1,058 $816 $1,148 $1,398
Portfolio turnover rate ................ 46.85% 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

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79
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.46 $13.34 $11.54 $12.74 $11.12 $10.99
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.23 0.29 0.32 0.23 0.16
Net realized and unrealized gains (losses) 1.14 1.29 1.92 (1.08) 1.65 0.19
Total from investment operations ........ 1.23 1.52 2.21 (0.76) 1.88 0.35
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.26) (0.27) (0.36) (0.26) (0.12)
Net realized gains ................. (0.13) (0.14) (0.14) (0.08) — (0.10)
Total distributions ................... (0.21) (0.40) (0.41) (0.44) (0.26) (0.22)
Net asset value, end of period .......... $15.48 $14.46 $13.34 $11.54 $12.74 $11.12
Total return
d
....................... 8.53% 11.80% 19.26% (6.02)% 17.01% 3.20%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.45% 0.50% 0.53% 0.52% 0.54% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.15% 0.15%
g
0.04%
g
—%
g
—% —%
Net investment income
c
............... 1.17% 1.72% 2.26% 2.54% 1.90% 1.47%
Supplemental data
Net assets, end of period (000’s) ........ $25,453 $23,717 $22,064 $18,389 $18,260 $14,455
Portfolio turnover rate ................ 46.85% 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

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80
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.44 $13.33 $11.53 $12.73 $11.11 $10.98
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.23 0.28 0.31 0.23 0.15
Net realized and unrealized gains (losses) 1.15 1.28 1.92 (1.08) 1.64 0.19
Total from investment operations ........ 1.23 1.51 2.20 (0.77) 1.87 0.34
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.26) (0.26) (0.35) (0.25) (0.11)
Net realized gains ................. (0.13) (0.14) (0.14) (0.08) — (0.10)
Total distributions ................... (0.21) (0.40) (0.40) (0.43) (0.25) (0.21)
Net asset value, end of period .......... $15.46 $14.44 $13.33 $11.53 $12.73 $11.11
Total return
d
....................... 8.51% 11.68% 19.22% (6.08)% 16.97% 3.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.61% 0.70% 0.77% 0.73% 0.83% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.20% 0.19%
g
0.09%
g
0.05%
g
0.05% 0.05%
Net investment income
c
............... 1.10% 1.74% 2.21% 2.49% 1.85% 1.42%
Supplemental data
Net assets, end of period (000’s) ........ $1,478 $1,546 $997 $785 $662 $332
Portfolio turnover rate ................ 46.85% 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2030 Retirement Target Fund
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81
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 19,937 $ 397,839
Domestic Equity 49.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 161,820 6,273,749
a
Franklin Growth Fund, Class R6 ........................................ 68,423 10,371,506
a
Franklin LibertyQ U.S. Equity ETF ....................................... 92,851 3,974,951
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,088,130 15,930,229
iShares Core S&P U.S. Value ETF ...................................... 45,187 3,251,657
39,802,092
Domestic Fixed Income 26.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 102,712 1,198,647
a
Franklin Liberty High Yield Corporate ETF ................................. 66,965 1,777,586
a
Franklin Liberty Investment Grade Corporate ETF ........................... 53,077 1,390,617
a
Franklin Liberty Senior Loan ETF ....................................... 55,116 1,374,593
a
Franklin Liberty U.S. Core Bond ETF ..................................... 351,412 8,964,520
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 66,007 1,592,142
Schwab U.S. TIPS ETF ............................................... 25,298 1,581,378
a
Western Asset Core Plus Bond Fund, Class S .............................. 164,464 1,991,664
a
Western Asset Short-Term Bond Fund, Class IS ............................ 300,474 1,180,865
21,052,012
Foreign Equity 21.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 171,552 2,171,846
a
Franklin FTSE Europe ETF ............................................ 22,342 644,567
a
Franklin International Core Equity (IU) Fund ............................... 458,760 5,982,232
a
Franklin International Growth Fund, Class R6 .............................. 58,747 1,337,075
iShares MSCI EAFE Value ETF ......................................... 38,619 1,998,919
a
Templeton Developing Markets Trust, Class R6 ............................. 83,153 2,263,418
a
Templeton Foreign Fund, Class R6 ...................................... 428,230 3,327,345
17,725,402
Foreign Fixed Income 1.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 48,178 1,209,268
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$66,666,843) ................................................................
80,186,613
a a a a
Short Term Investments 1.3%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 758,982 758,982
Total Money Market Funds (Cost $758,982) .....................................
758,982

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
82
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $317,952)
BNP Paribas Securities Corp. (Maturity Value $232,022)
Deutsche Bank Securities, Inc. (Maturity Value $35,305)
HSBC Securities (USA), Inc. (Maturity Value $50,625)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $324,537) ......................................... $ 317,952 $ 317,952
Total Repurchase Agreements (Cost $317,952) ..................................
317,952
Total Short Term Investments (Cost $1,076,934 ) .................................
1,076,934
a
Total Investments (Cost $67,743,777) 100.2% ...................................
$81,263,547
Other Assets, less Liabilities (0.2)% ...........................................
(155,968)
Net Assets 100.0% ...........................................................
$81,107,579
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

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83
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.18 $13.94 $12.03 $13.70 $11.86 $11.78
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.19 0.24 0.29 0.20 0.13
Net realized and unrealized gains (losses) 1.35 1.61 2.19 (1.21) 1.92 0.23
Total from investment operations ........ 1.41 1.80 2.43 (0.92) 2.12 0.36
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.20) (0.24) (0.30) (0.28) (0.10)
Net realized gains ................. (0.26) (0.36) (0.28) (0.45) — (0.18)
Total distributions ................... (0.32) (0.56) (0.52) (0.75) (0.28) (0.28)
Net asset value, end of period .......... $16.27 $15.18 $13.94 $12.03 $13.70 $11.86
Total return
d
....................... 9.35% 13.44% 20.36% (6.87)% 17.93% 3.11%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.75% 0.81% 0.86% 0.81% 0.86% 0.82%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.44% 0.43%
g
0.34% 0.30%
g
0.30% 0.30%
Net investment income
c
............... 0.77% 1.38% 1.81% 2.04% 1.55% 1.15%
Supplemental data
Net assets, end of period (000’s) ........ $93,083 $84,029 $72,425 $60,087 $61,238 $56,650
Portfolio turnover rate ................ 44.12% 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
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84
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.79 $13.60 $11.75 $13.40 $11.61 $11.54
Income from investment operations
a
:
Net investment income
b,c
............ —
d
0.08 0.14 0.16 0.10 0.04
Net realized and unrealized gains (losses) 1.32 1.58 2.13 (1.16) 1.88 0.22
Total from investment operations ........ 1.32 1.66 2.27 (1.00) 1.98 0.26
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.11) (0.14) (0.20) (0.19) (0.01)
Net realized gains ................. (0.26) (0.36) (0.28) (0.45) — (0.18)
Total distributions ................... (0.27) (0.47) (0.42) (0.65) (0.19) (0.19)
Net asset value, end of period .......... $15.84 $14.79 $13.60 $11.75 $13.40 $11.61
Total return
e
....................... 8.90% 12.62% 19.46% (7.58)% 17.09% 2.34%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.50% 1.56% 1.61% 1.56% 1.60% 1.57%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.19% 1.18%
h
1.09% 1.05%
h
1.04% 1.05%
Net investment income
c
............... 0.02% 0.60% 1.06% 1.29% 0.81% 0.40%
Supplemental data
Net assets, end of period (000’s) ........ $22,233 $21,329 $21,115 $18,350 $21,451 $18,781
Portfolio turnover rate ................ 44.12% 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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85
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.17 $13.92 $12.01 $13.69 $11.84 $11.77
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.15 0.20 0.24 0.15 0.12
Net realized and unrealized gains (losses) 1.35 1.63 2.20 (1.20) 1.94 0.21
Total from investment operations ........ 1.39 1.78 2.40 (0.96) 2.09 0.33
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.17) (0.21) (0.27) (0.24) (0.08)
Net realized gains ................. (0.26) (0.36) (0.28) (0.45) — (0.18)
Total distributions ................... (0.29) (0.53) (0.49) (0.72) (0.24) (0.26)
Net asset value, end of period .......... $16.27 $15.17 $13.92 $12.01 $13.69 $11.84
Total return
d
....................... 9.18% 13.23% 20.10% (7.18)% 17.71% 2.87%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.00% 1.05% 1.10% 1.05% 1.11% 1.07%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.69% 0.68%
g
0.58% 0.54%
g
0.55% 0.55%
Net investment income
c
............... 0.48% 1.07% 1.57% 1.80% 1.30% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $4,071 $4,530 $4,966 $4,762 $5,745 $6,080
Portfolio turnover rate ................ 44.12% 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.31 $14.05 $12.12 $13.80 $11.94 $11.85
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.23 0.29 0.31 0.25 0.17
Net realized and unrealized gains (losses) 1.35 1.63 2.20 (1.20) 1.93 0.23
Total from investment operations ........ 1.44 1.86 2.49 (0.89) 2.18 0.40
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.24) (0.28) (0.34) (0.32) (0.13)
Net realized gains ................. (0.26) (0.36) (0.28) (0.45) — (0.18)
Total distributions ................... (0.34) (0.60) (0.56) (0.79) (0.32) (0.31)
Net asset value, end of period .......... $16.41 $15.31 $14.05 $12.12 $13.80 $11.94
Total return
d
....................... 9.41% 13.82% 20.73% (6.63)% 18.31% 3.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.38% 0.40% 0.41% 0.39% 0.38% 0.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.14% 0.13%
g
0.04% —%
g
—% —%
Net investment income
c
............... 1.07% 1.66% 2.11% 2.34% 1.85% 1.45%
Supplemental data
Net assets, end of period (000’s) ........ $34,812 $30,069 $28,513 $22,207 $26,497 $22,068
Portfolio turnover rate ................ 44.12% 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.33 $14.07 $12.13 $13.81 $11.95 $11.86
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.23 0.28 0.32 0.23 0.16
Net realized and unrealized gains (losses) 1.36 1.63 2.21 (1.22) 1.94 0.23
Total from investment operations ........ 1.44 1.86 2.49 (0.90) 2.17 0.39
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.24) (0.27) (0.33) (0.31) (0.12)
Net realized gains ................. (0.26) (0.36) (0.28) (0.45) — (0.18)
Total distributions ................... (0.34) (0.60) (0.55) (0.78) (0.31) (0.30)
Net asset value, end of period .......... $16.43 $15.33 $14.07 $12.13 $13.81 $11.95
Total return
d
....................... 9.44% 13.75% 20.73% (6.67)% 18.24% 3.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.50% 0.56% 0.61% 0.56% 0.61% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.18%
g
0.09% 0.05%
g
0.05% 0.05%
Net investment income
c
............... 1.02% 1.67% 2.06% 2.29% 1.80% 1.40%
Supplemental data
Net assets, end of period (000’s) ........ $3,932 $3,438 $2,145 $1,723 $1,578 $1,451
Portfolio turnover rate ................ 44.12% 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27 % for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2035 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 38,778 $ 773,807
Domestic Equity 53.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 343,647 13,323,179
a
Franklin Growth Fund, Class R6 ........................................ 146,418 22,194,101
a
Franklin LibertyQ U.S. Equity ETF ....................................... 197,441 8,452,449
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,313,835 33,874,542
iShares Core S&P U.S. Value ETF ...................................... 94,401 6,793,096
84,637,367
Domestic Fixed Income 18.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 166,517 1,943,259
a
Franklin Liberty High Yield Corporate ETF ................................. 90,495 2,402,190
a
Franklin Liberty Investment Grade Corporate ETF ........................... 71,727 1,879,247
a
Franklin Liberty Senior Loan ETF ....................................... 74,386 1,855,187
a
Franklin Liberty U.S. Core Bond ETF ..................................... 474,674 12,108,934
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 89,200 2,151,575
Schwab U.S. TIPS ETF ............................................... 34,143 2,134,279
a
Western Asset Core Plus Bond Fund, Class S .............................. 222,252 2,691,477
a
Western Asset Short-Term Bond Fund, Class IS ............................ 405,526 1,593,718
28,759,866
Foreign Equity 25.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 433,017 5,482,001
a
Franklin FTSE Europe ETF ............................................ 50,633 1,460,762
a
Franklin International Core Equity (IU) Fund ............................... 1,001,611 13,061,006
a
Franklin International Growth Fund, Class R6 .............................. 128,121 2,916,034
iShares MSCI EAFE Value ETF ......................................... 84,312 4,363,989
a
Templeton Developing Markets Trust, Class R6 ............................. 203,564 5,541,021
a
Templeton Foreign Fund, Class R6 ...................................... 934,941 7,264,493
40,089,306
Foreign Fixed Income 1.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 78,090 1,960,059
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$123,838,262) ...............................................................
156,220,405
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,717,201 1,717,201
Total Money Market Funds (Cost $1,717,201) ...................................
1,717,201

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
s
h
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $242,557)
BNP Paribas Securities Corp. (Maturity Value $177,003)
Deutsche Bank Securities, Inc. (Maturity Value $26,934)
HSBC Securities (USA), Inc. (Maturity Value $38,620)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $247,580) ......................................... $ 242,557 $ 242,557
Total Repurchase Agreements (Cost $242,557) ..................................
242,557
Total Short Term Investments (Cost $1,959,758 ) .................................
1,959,758
a
Total Investments (Cost $125,798,020) 100.0% ..................................
$158,180,163
Other Assets, less Liabilities (0.0)%
†
...........................................
(49,540)
Net Assets 100.0% ...........................................................
$158,130,623
See Abbreviations on page 170 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2040 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.30 $13.76 $11.61 $13.03 $11.20 $11.06
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.18 0.22 0.27 0.18 0.14
Net realized and unrealized gains (losses) 1.56 1.82 2.25 (1.17) 1.88 0.17
Total from investment operations ........ 1.61 2.00 2.47 (0.90) 2.06 0.31
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.23) (0.18) (0.30) (0.23) (0.08)
Net realized gains ................. (0.26) (0.23) (0.14) (0.22) — (0.09)
Total distributions ................... (0.31) (0.46) (0.32) (0.52) (0.23) (0.17)
Net asset value, end of period .......... $16.60 $15.30 $13.76 $11.61 $13.03 $11.20
Total return
d
....................... 10.52% 15.04% 21.50% (7.00)% 18.50% 2.91%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.98% 1.11% 1.18% 1.14% 1.26% 1.19%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.45% 0.43%
g
0.34%
g
0.30%
g
0.30% 0.30%
Net investment income
c
............... 0.66% 1.30% 1.67% 2.03% 1.55% 1.22%
Supplemental data
Net assets, end of period (000’s) ........ $29,362 $24,809 $19,322 $15,921 $14,001 $13,213
Portfolio turnover rate ................ 48.62% 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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91
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.02 $13.52 $11.42 $12.83 $11.05 $10.97
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.07 0.12 0.16 0.11 0.05
Net realized and unrealized gains (losses) 1.53 1.79 2.21 (1.14) 1.83 0.18
Total from investment operations ........ 1.52 1.86 2.33 (0.98) 1.94 0.23
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (—)
d
(0.13) (0.09) (0.21) (0.16) (0.06)
Net realized gains ................. (0.26) (0.23) (0.14) (0.22) — (0.09)
Total distributions ................... (0.26) (0.36) (0.23) (0.43) (0.16) (0.15)
Net asset value, end of period .......... $16.28 $15.02 $13.52 $11.42 $12.83 $11.05
Total return
e
....................... 10.14% 14.15% 20.56% (7.71)% 17.63% 2.17%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.73% 1.86% 1.93% 1.89% 2.01% 1.94%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.20% 1.18%
g
1.09%
h
1.05%
h
1.05% 1.05%
Net investment income (loss)
c
.......... (0.10)% 0.55% 0.92% 1.28% 0.80% 0.47%
Supplemental data
Net assets, end of period (000’s) ........ $7,681 $6,867 $5,630 $4,286 $4,015 $2,686
Portfolio turnover rate ................ 48.62% 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.28 $13.74 $11.60 $13.02 $11.17 $11.05
Income from investment operations
a
:
Net investment income
b,c
............ 0.03 0.14 0.18 0.22 0.13 0.13
Net realized and unrealized gains (losses) 1.57 1.82 2.25 (1.16) 1.91 0.16
Total from investment operations ........ 1.60 1.96 2.43 (0.94) 2.04 0.29
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.19) (0.15) (0.26) (0.19) (0.08)
Net realized gains ................. (0.26) (0.23) (0.14) (0.22) — (0.09)
Total distributions ................... (0.29) (0.42) (0.29) (0.48) (0.19) (0.17)
Net asset value, end of period .......... $16.59 $15.28 $13.74 $11.60 $13.02 $11.17
Total return
d
....................... 10.45% 14.74% 21.13% (7.27)% 18.31% 2.66%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.23% 1.36% 1.43% 1.39% 1.51% 1.43%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.70% 0.68%
g
0.59%
g
0.55%
g
0.55% 0.54%
Net investment income
c
............... 0.37% 1.02% 1.42% 1.78% 1.30% 0.98%
Supplemental data
Net assets, end of period (000’s) ........ $1,604 $1,540 $1,528 $1,273 $1,519 $2,188
Portfolio turnover rate ................ 48.62% 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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93
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.40 $13.85 $11.69 $13.11 $11.26 $11.10
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.21 0.25 0.30 0.23 0.16
Net realized and unrealized gains (losses) 1.57 1.84 2.27 (1.16) 1.89 0.18
Total from investment operations ........ 1.65 2.05 2.52 (0.86) 2.12 0.34
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.27) (0.22) (0.34) (0.27) (0.09)
Net realized gains ................. (0.26) (0.23) (0.14) (0.22) — (0.09)
Total distributions ................... (0.33) (0.50) (0.36) (0.56) (0.27) (0.18)
Net asset value, end of period .......... $16.72 $15.40 $13.85 $11.69 $13.11 $11.26
Total return
d
....................... 10.72% 15.35% 21.89% (6.77)% 18.92% 3.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.49% 0.55% 0.58% 0.58% 0.61% 0.65%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.15% 0.13%
g
0.04%
g
—%
g
—% —%
Net investment income
c
............... 0.95% 1.58% 1.97% 2.33% 1.85% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $29,453 $25,450 $22,250 $18,247 $17,521 $13,867
Portfolio turnover rate ................ 48.62% 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.37 $13.82 $11.67 $13.10 $11.25 $11.09
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.22 0.33 0.27 0.22 0.15
Net realized and unrealized gains (losses) 1.57 1.82 2.18 (1.15) 1.89 0.19
Total from investment operations ........ 1.65 2.04 2.51 (0.88) 2.11 0.34
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.26) (0.22) (0.33) (0.26) (0.09)
Net realized gains ................. (0.26) (0.23) (0.14) (0.22) — (0.09)
Total distributions ................... (0.33) (0.49) (0.36) (0.55) (0.26) (0.18)
Net asset value, end of period .......... $16.69 $15.37 $13.82 $11.67 $13.10 $11.25
Total return
d
....................... 10.72% 15.33% 21.68% (6.82)% 18.88% 3.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.73% 0.86% 0.93% 0.89% 1.01% 0.94%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.20% 0.18%
g
0.09%
g
0.05%
g
0.05% 0.05%
Net investment income
c
............... 0.96% 1.60% 1.92% 2.28% 1.80% 1.47%
Supplemental data
Net assets, end of period (000’s) ........ $813 $506 $146 $165 $155 $141
Portfolio turnover rate ................ 48.62% 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 16,987 $ 338,972
Domestic Equity 59.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 166,013 6,436,336
a
Franklin Growth Fund, Class R6 ........................................ 69,594 10,549,025
a
Franklin LibertyQ U.S. Equity ETF ....................................... 94,950 4,064,810
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,112,736 16,290,457
iShares Core S&P U.S. Value ETF ...................................... 46,744 3,363,698
40,704,326
Domestic Fixed Income 10.4%
a
Franklin Liberty High Yield Corporate ETF ................................. 24,374 647,008
a
Franklin Liberty Investment Grade Corporate ETF ........................... 19,318 506,132
a
Franklin Liberty Senior Loan ETF ....................................... 20,127 501,967
a
Franklin Liberty U.S. Core Bond ETF ..................................... 127,729 3,258,367
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 24,025 579,502
Schwab U.S. TIPS ETF ............................................... 9,238 577,467
a
Western Asset Core Plus Bond Fund, Class S .............................. 59,862 724,926
a
Western Asset Short-Term Bond Fund, Class IS ............................ 109,725 431,218
7,226,587
Foreign Equity 28.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 215,730 2,731,141
a
Franklin FTSE Europe ETF ............................................ 24,229 699,007
a
Franklin International Core Equity (IU) Fund ............................... 495,483 6,461,101
a
Franklin International Growth Fund, Class R6 .............................. 62,753 1,428,263
iShares MSCI EAFE Value ETF ......................................... 41,659 2,156,270
a
Templeton Developing Markets Trust, Class R6 ............................. 101,633 2,766,459
a
Templeton Foreign Fund, Class R6 ...................................... 462,380 3,592,694
19,834,935
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$54,274,003) ................................................................
68,104,820
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 909,625 909,625
Total Money Market Funds (Cost $909,625) .....................................
909,625

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.3%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $173,054)
BNP Paribas Securities Corp. (Maturity Value $126,284)
Deutsche Bank Securities, Inc. (Maturity Value $19,216)
HSBC Securities (USA), Inc. (Maturity Value $27,554)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $176,637) ......................................... $ 173,053 $ 173,053
Total Repurchase Agreements (Cost $173,053) ..................................
173,053
Total Short Term Investments (Cost $1,082,678 ) .................................
1,082,678
a
Total Investments (Cost $55,356,681) 100.4% ...................................
$69,187,498
Other Assets, less Liabilities (0.4)% ...........................................
(274,384)
Net Assets 100.0% ...........................................................
$68,913,114
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.80 $14.27 $12.04 $13.78 $11.86 $11.75
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.17 0.21 0.27 0.20 0.14
Net realized and unrealized gains (losses) 1.76 1.98 2.45 (1.26) 2.01 0.24
Total from investment operations ........ 1.80 2.15 2.66 (0.99) 2.21 0.38
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.19) (0.21) (0.27) (0.29) (0.10)
Net realized gains ................. (0.31) (0.43) (0.22) (0.48) — (0.17)
Total distributions ................... (0.35) (0.62) (0.43) (0.75) (0.29) (0.27)
Net asset value, end of period .......... $17.25 $15.80 $14.27 $12.04 $13.78 $11.86
Total return
d
....................... 11.38% 15.76% 22.33% (7.42)% 18.72% 3.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.85% 0.94% 0.98% 0.93% 1.01% 0.97%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.44% 0.43%
g
0.34%
g
0.30%
g
0.30% 0.30%
Net investment income
c
............... 0.51% 1.22% 1.57% 1.91% 1.53% 1.15%
Supplemental data
Net assets, end of period (000’s) ........ $67,537 $59,801 $51,412 $44,978 $46,783 $44,521
Portfolio turnover rate ................ 43.86% 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.33 $13.88 $11.72 $13.44 $11.57 $11.48
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.02) 0.06 0.11 0.15 0.10 0.04
Net realized and unrealized gains (losses) 1.71 1.94 2.38 (1.22) 1.96 0.23
Total from investment operations ........ 1.69 2.00 2.49 (1.07) 2.06 0.27
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.12) (0.11) (0.17) (0.19) (0.01)
Net realized gains ................. (0.31) (0.43) (0.22) (0.48) — (0.17)
Total distributions ................... (0.32) (0.55) (0.33) (0.65) (0.19) (0.18)
Net asset value, end of period .......... $16.70 $15.33 $13.88 $11.72 $13.44 $11.57
Total return
d
....................... 10.97% 15.00% 21.35% (8.07)% 17.92% 2.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.60% 1.68% 1.73% 1.67% 1.75% 1.72%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.19% 1.17%
g
1.09%
g
1.04%
g
1.04% 1.05%
Net investment income (loss)
c
.......... (0.24)% 0.46% 0.82% 1.17% 0.79% 0.40%
Supplemental data
Net assets, end of period (000’s) ........ $15,088 $14,502 $13,333 $11,738 $13,190 $12,527
Portfolio turnover rate ................ 43.86% 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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99
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.74 $14.20 $11.98 $13.72 $11.81 $11.71
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.11 0.17 0.23 0.17 0.11
Net realized and unrealized gains (losses) 1.76 2.01 2.45 (1.25) 2.00 0.23
Total from investment operations ........ 1.78 2.12 2.62 (1.02) 2.17 0.34
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.15) (0.18) (0.24) (0.26) (0.07)
Net realized gains ................. (0.31) (0.43) (0.22) (0.48) — (0.17)
Total distributions ................... (0.34) (0.58) (0.40) (0.72) (0.26) (0.24)
Net asset value, end of period .......... $17.18 $15.74 $14.20 $11.98 $13.72 $11.81
Total return
d
....................... 11.25% 15.55% 21.95% (7.61)% 18.43% 2.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.10% 1.18% 1.22% 1.17% 1.26% 1.22%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.69% 0.67%
g
0.58%
g
0.54%
g
0.55% 0.55%
Net investment income
c
............... 0.26% 0.80% 1.33% 1.67% 1.28% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $2,969 $2,620 $4,838 $5,146 $5,464 $4,682
Portfolio turnover rate ................ 43.86% 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.93 $14.38 $12.12 $13.88 $11.94 $11.83
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.21 0.27 0.30 0.25 0.17
Net realized and unrealized gains (losses) 1.78 2.01 2.46 (1.27) 2.02 0.24
Total from investment operations ........ 1.85 2.22 2.73 (0.97) 2.27 0.41
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.24) (0.25) (0.31) (0.33) (0.13)
Net realized gains ................. (0.31) (0.43) (0.22) (0.48) — (0.17)
Total distributions ................... (0.38) (0.67) (0.47) (0.79) (0.33) (0.30)
Net asset value, end of period .......... $17.40 $15.93 $14.38 $12.12 $13.88 $11.94
Total return
d
....................... 11.56% 16.11% 22.69% (7.16)% 19.10% 3.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.41% 0.44% 0.46% 0.46% 0.43% 0.44%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.14% 0.13%
g
0.04%
g
—%
g
—% —%
Net investment income
c
............... 0.82% 1.52% 1.87% 2.21% 1.83% 1.45%
Supplemental data
Net assets, end of period (000’s) ........ $27,816 $23,504 $20,022 $12,681 $13,787 $10,912
Portfolio turnover rate ................ 43.86% 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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101
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.93 $14.38 $12.13 $13.88 $11.94 $11.83
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.21 0.25 0.31 0.23 0.15
Net realized and unrealized gains (losses) 1.78 2.00 2.46 (1.28) 2.03 0.25
Total from investment operations ........ 1.84 2.21 2.71 (0.97) 2.26 0.40
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.23) (0.24) (0.30) (0.32) (0.12)
Net realized gains ................. (0.31) (0.43) (0.22) (0.48) — (0.17)
Total distributions ................... (0.37) (0.66) (0.46) (0.78) (0.32) (0.29)
Net asset value, end of period .......... $17.40 $15.93 $14.38 $12.13 $13.88 $11.94
Total return
d
....................... 11.54% 16.06% 22.53% (7.13)% 19.04% 3.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.60% 0.69% 0.73% 0.68% 0.76% 0.72%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.18%
g
0.09%
g
0.05%
g
0.05% 0.05%
Net investment income
c
............... 0.77% 1.49% 1.82% 2.16% 1.78% 1.40%
Supplemental data
Net assets, end of period (000’s) ........ $1,292 $1,089 $819 $639 $602 $479
Portfolio turnover rate ................ 43.86% 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 28,195 $ 562,626
Domestic Equity 62.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 291,896 11,316,818
a
Franklin Growth Fund, Class R6 ........................................ 124,392 18,855,398
a
Franklin LibertyQ U.S. Equity ETF ....................................... 170,340 7,292,255
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,956,953 28,649,788
iShares Core S&P U.S. Value ETF ...................................... 80,161 5,768,386
71,882,645
Domestic Fixed Income 3.5%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 78,519 2,003,020
a
Western Asset Core Plus Bond Fund, Class S .............................. 165,761 2,007,360
4,010,380
Foreign Equity 32.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 430,250 5,446,961
a
Franklin FTSE Europe ETF ............................................ 44,045 1,270,698
a
Franklin International Core Equity (IU) Fund ............................... 904,587 11,795,814
a
Franklin International Growth Fund, Class R6 .............................. 115,808 2,635,790
iShares MSCI EAFE Value ETF ......................................... 76,054 3,936,555
a
Templeton Developing Markets Trust, Class R6 ............................. 199,672 5,435,061
a
Templeton Foreign Fund, Class R6 ...................................... 844,101 6,558,664
37,079,543
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$86,507,028) ................................................................
113,535,194
a a a a
Short Term Investments 1.2%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 877,302 877,302
Total Money Market Funds (Cost $877,302) .....................................
877,302
Principal
Amount
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $460,219)
BNP Paribas Securities Corp. (Maturity Value $335,840)
Deutsche Bank Securities, Inc. (Maturity Value $51,103)
HSBC Securities (USA), Inc. (Maturity Value $73,276)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $469,750) ......................................... $ 460,219 460,219
Total Repurchase Agreements (Cost $460,219) ..................................
460,219
Total Short Term Investments (Cost $1,337,521 ) .................................
1,337,521
a
Total Investments (Cost $87,844,549) 100.2% ...................................
$114,872,715
Other Assets, less Liabilities (0.2)% ...........................................
(169,939)
Net Assets 100.0% ...........................................................
$114,702,776

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

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Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.76 $14.01 $11.74 $13.19 $11.29 $11.11
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.17 0.19 0.27 0.20 0.14
Net realized and unrealized gains (losses) 1.79 2.03 2.37 (1.23) 1.93 0.23
Total from investment operations ........ 1.83 2.20 2.56 (0.96) 2.13 0.37
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.22) (0.16) (0.30) (0.23) (0.09)
Net realized gains ................. (0.30) (0.23) (0.13) (0.19) — (0.10)
Total distributions ................... (0.34) (0.45) (0.29) (0.49) (0.23) (0.19)
Net asset value, end of period .......... $17.25 $15.76 $14.01 $11.74 $13.19 $11.29
Total return
d
....................... 11.59% 16.22% 22.00% (7.40)% 18.96% 3.32%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.08% 1.28% 1.35% 1.30% 1.53% 1.47%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.44% 0.42%
g
0.34%
g
0.30%
g
0.30% 0.30%
Net investment income
c
............... 0.49% 1.23% 1.55% 1.98% 1.62% 1.17%
Supplemental data
Net assets, end of period (000’s) ........ $24,330 $20,709 $16,729 $16,856 $13,823 $10,597
Portfolio turnover rate ................ 45.91% 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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FranklinLifeSmart™ 2050 Retirement Target Fund
(continued)
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105
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.61 $13.91 $11.66 $13.11 $11.24 $11.07
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.02) 0.07 0.11 0.16 0.11 0.05
Net realized and unrealized gains (losses) 1.77 2.00 2.34 (1.22) 1.91 0.23
Total from investment operations ........ 1.75 2.07 2.45 (1.06) 2.02 0.28
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (—)
d
(0.14) (0.07) (0.20) (0.15) (0.01)
Net realized gains ................. (0.30) (0.23) (0.13) (0.19) — (0.10)
Total distributions ................... (0.30) (0.37) (0.20) (0.39) (0.15) (0.11)
Net asset value, end of period .......... $17.06 $15.61 $13.91 $11.66 $13.11 $11.24
Total return
e
....................... 11.20% 15.35% 21.13% (8.12)% 18.03% 2.56%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.83% 2.03% 2.10% 2.05% 2.28% 2.22%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.19% 1.17%
h
1.09%
h
1.05%
h
1.05% 1.05%
Net investment income (loss)
c
.......... (0.26)% 0.48% 0.80% 1.23% 0.87% 0.42%
Supplemental data
Net assets, end of period (000’s) ........ $8,198 $7,014 $5,658 $4,167 $3,797 $2,675
Portfolio turnover rate ................ 45.91% 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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FranklinLifeSmart™ 2050 Retirement Target Fund
(continued)
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106
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.76 $14.01 $11.74 $13.19 $11.29 $11.12
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.13 0.17 0.23 0.16 0.11
Net realized and unrealized gains (losses) 1.80 2.03 2.36 (1.22) 1.94 0.22
Total from investment operations ........ 1.82 2.16 2.53 (0.99) 2.10 0.33
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.18) (0.13) (0.27) (0.20) (0.06)
Net realized gains ................. (0.30) (0.23) (0.13) (0.19) — (0.10)
Total distributions ................... (0.31) (0.41) (0.26) (0.46) (0.20) (0.16)
Net asset value, end of period .......... $17.27 $15.76 $14.01 $11.74 $13.19 $11.29
Total return
d
....................... 11.50% 15.92% 21.72% (7.62)% 18.67% 3.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.34% 1.53% 1.60% 1.55% 1.78% 1.71%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.69% 0.67%
g
0.59%
g
0.55%
g
0.55% 0.54%
Net investment income
c
............... 0.18% 0.91% 1.30% 1.73% 1.37% 0.93%
Supplemental data
Net assets, end of period (000’s) ........ $2,121 $2,468 $2,364 $1,814 $1,608 $1,219
Portfolio turnover rate ................ 45.91% 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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FranklinLifeSmart™ 2050 Retirement Target Fund
(continued)
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107
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.87 $14.10 $11.80 $13.26 $11.34 $11.16
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.21 0.26 0.29 0.24 0.15
Net realized and unrealized gains (losses) 1.79 2.05 2.37 (1.23) 1.94 0.24
Total from investment operations ........ 1.86 2.26 2.63 (0.94) 2.18 0.39
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.26) (0.20) (0.33) (0.26) (0.11)
Net realized gains ................. (0.30) (0.23) (0.13) (0.19) — (0.10)
Total distributions ................... (0.36) (0.49) (0.33) (0.52) (0.26) (0.21)
Net asset value, end of period .......... $17.37 $15.87 $14.10 $11.80 $13.26 $11.34
Total return
d
....................... 11.71% 16.59% 22.50% (7.18)% 19.36% 3.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.51% 0.59% 0.62% 0.65% 0.69% 0.75%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.14% 0.12%
g
0.04%
g
—%
g
—% —%
Net investment income
c
............... 0.80% 1.54% 1.85% 2.28% 1.92% 1.47%
Supplemental data
Net assets, end of period (000’s) ........ $26,726 $22,839 $17,560 $11,800 $12,099 $9,174
Portfolio turnover rate ................ 45.91% 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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FranklinLifeSmart™ 2050 Retirement Target Fund
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108
goo
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.87 $14.10 $11.80 $13.26 $11.35 $11.16
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.20 0.24 0.28 0.23 0.15
Net realized and unrealized gains (losses) 1.80 2.05 2.38 (1.22) 1.94 0.25
Total from investment operations ........ 1.86 2.25 2.62 (0.94) 2.17 0.40
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.25) (0.19) (0.33) (0.26) (0.11)
Net realized gains ................. (0.30) (0.23) (0.13) (0.19) — (0.10)
Total distributions ................... (0.36) (0.48) (0.32) (0.52) (0.26) (0.21)
Net asset value, end of period .......... $17.37 $15.87 $14.10 $11.80 $13.26 $11.35
Total return
d
....................... 11.69% 16.54% 22.44% (7.23)% 19.20% 3.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.83% 1.03% 1.10% 1.05% 1.28% 1.22%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.18%
g
0.09%
g
0.05%
g
0.05% 0.05%
Net investment income
c
............... 0.75% 1.45% 1.80% 2.23% 1.87% 1.42%
Supplemental data
Net assets, end of period (000’s) ........ $857 $720 $617 $468 $512 $395
Portfolio turnover rate ................ 45.91% 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27 % for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
See Abbreviations on page 170 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 15,450 $ 308,302
Domestic Equity 63.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 162,508 6,300,446
a
Franklin Growth Fund, Class R6 ........................................ 67,628 10,250,989
a
Franklin LibertyQ U.S. Equity ETF ....................................... 99,638 4,265,503
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,056,909 15,473,144
iShares Core S&P U.S. Value ETF ...................................... 45,118 3,246,691
39,536,773
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class S .............................. 25,952 314,281
Foreign Equity 34.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 244,547 3,095,960
a
Franklin FTSE Europe ETF ............................................ 25,312 730,251
a
Franklin International Core Equity (IU) Fund ............................... 522,759 6,816,777
a
Franklin International Growth Fund, Class R6 .............................. 67,273 1,531,129
iShares MSCI EAFE Value ETF ......................................... 43,989 2,276,871
a
Templeton Developing Markets Trust, Class R6 ............................. 113,966 3,102,155
a
Templeton Foreign Fund, Class R6 ...................................... 490,374 3,810,206
21,363,349
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$47,915,265) ................................................................
61,522,705
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 893,643 893,643
Total Money Market Funds (Cost $893,643) .....................................
893,643
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $47,049)
BNP Paribas Securities Corp. (Maturity Value $34,334)
Deutsche Bank Securities, Inc. (Maturity Value $5,224)
HSBC Securities (USA) , Inc. (Maturity Value $7,491)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $48,024) .......................................... $ 47,049 47,049
Total Repurchase Agreements (Cost $47,049) ...................................
47,049
Total Short Term Investments (Cost $940,692 ) ..................................
940,692
a
Total Investments (Cost $48,855,957) 100.4% ...................................
$62,463,397
Other Assets, less Liabilities (0.4)% ...........................................
(231,954)
Net Assets 100.0% ...........................................................
$62,231,443

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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111
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.41 $11.86 $9.88 $11.05 $9.47 $9.34
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.15 0.18 0.23 0.18 0.12
Net realized and unrealized gains (losses) 1.52 1.69 2.02 (1.03) 1.62 0.17
Total from investment operations ........ 1.56 1.84 2.20 (0.80) 1.80 0.29
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.19) (0.12) (0.20) (0.19) (0.10)
Net realized gains ................. (0.21) (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ................... (0.25) (0.29) (0.22) (0.37) (0.22) (0.16)
Net asset value, end of period .......... $14.72 $13.41 $11.86 $9.88 $11.05 $9.47
Total return
d
....................... 11.60% 15.95% 22.39% (7.37)% 19.06% 3.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.57% 2.03% 2.50% 2.51% 3.18% 5.09%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.44%
g
0.43%
g
0.34% 0.30%
g
0.30% 0.32%
Net investment income
c
............... 0.51% 1.27% 1.65% 2.01% 1.75% 1.43%
Supplemental data
Net assets, end of period (000’s) ........ $15,720 $12,408 $8,254 $6,104 $4,684 $2,732
Portfolio turnover rate ................ 44.93% 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.18 $11.69 $9.75 $10.92 $9.39 $9.30
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.02) 0.06 0.09 0.15 0.12 0.08
Net realized and unrealized gains (losses) 1.50 1.66 1.99 (1.02) 1.58 0.14
Total from investment operations ........ 1.48 1.72 2.08 (0.87) 1.70 0.22
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.13) (0.04) (0.13) (0.14) (0.07)
Net realized gains ................. (0.21) (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ................... (0.22) (0.23) (0.14) (0.30) (0.17) (0.13)
Net asset value, end of period .......... $14.44 $13.18 $11.69 $9.75 $10.92 $9.39
Total return
d
....................... 11.19% 15.07% 21.45% (8.04)% 18.10% 2.36%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.32% 2.78% 3.25% 3.26% 3.93% 5.82%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.19%
g
1.18%
g
1.09% 1.05%
g
1.05% 1.05%
Net investment income (loss)
c
.......... (0.27)% 0.51% 0.90% 1.26% 1.00% 0.70%
Supplemental data
Net assets, end of period (000’s) ........ $5,704 $5,083 $3,563 $2,338 $1,428 $572
Portfolio turnover rate ................ 44.93% 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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113
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.36 $11.82 $9.85 $11.01 $9.44 $9.33
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.11 0.15 0.19 0.13 0.12
Net realized and unrealized gains (losses) 1.52 1.69 2.01 (1.01) 1.63 0.14
Total from investment operations ........ 1.54 1.80 2.16 (0.82) 1.76 0.26
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.16) (0.09) (0.17) (0.16) (0.09)
Net realized gains ................. (0.21) (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ................... (0.24) (0.26) (0.19) (0.34) (0.19) (0.15)
Net asset value, end of period .......... $14.66 $13.36 $11.82 $9.85 $11.01 $9.44
Total return
d
....................... 11.47% 15.61% 22.08% (7.53)% 18.69% 2.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.81% 2.29% 2.75% 2.76% 3.43% 5.32%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.69%
g
0.67%
g
0.59% 0.55%
g
0.55% 0.55%
Net investment income
c
............... 0.29% 0.95% 1.40% 1.76% 1.50% 1.20%
Supplemental data
Net assets, end of period (000’s) ........ $826 $580 $539 $425 $354 $357
Portfolio turnover rate ................ 44.93% 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
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114
Ent year
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.43 $11.87 $9.89 $11.06 $9.48 $9.34
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.18 0.22 0.24 0.22 0.21
Net realized and unrealized gains (losses) 1.52 1.70 2.01 (1.01) 1.61 0.11
Total from investment operations ........ 1.58 1.88 2.23 (0.77) 1.83 0.32
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.22) (0.15) (0.23) (0.22) (0.12)
Net realized gains ................. (0.21) (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ................... (0.27) (0.32) (0.25) (0.40) (0.25) (0.18)
Net asset value, end of period .......... $14.74 $13.43 $11.87 $9.89 $11.06 $9.48
Total return
d
....................... 11.72% 16.34% 22.72% (7.12)% 19.32% 3.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.68% 0.87% 1.18% 1.35% 1.85% 4.21%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.14%
g
0.13%
g
0.04% —%
g
—% —%
Net investment income
c
............... 0.80% 1.57% 1.95% 2.31% 2.05% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $15,148 $12,017 $7,296 $3,573 $3,184 $1,618
Portfolio turnover rate ................ 44.93% 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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115
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.42 $11.87 $9.90 $11.06 $9.48 $9.35
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.21 0.23 0.25 0.20 0.13
Net realized and unrealized gains (losses) 1.52 1.66 1.99 (1.02) 1.62 0.18
Total from investment operations ........ 1.57 1.87 2.22 (0.77) 1.82 0.31
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.22) (0.15) (0.22) (0.21) (0.12)
Net realized gains ................. (0.21) (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ................... (0.26) (0.32) (0.25) (0.39) (0.24) (0.18)
Net asset value, end of period .......... $14.73 $13.42 $11.87 $9.90 $11.06 $9.48
Total return
d
....................... 11.70% 16.19% 22.67% (7.16)% 19.27% 3.45%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.32% 1.77% 2.25% 2.26% 2.93% 4.82%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19%
g
0.19%
g
0.09% 0.05%
g
0.05% 0.05%
Net investment income
c
............... 0.73% 1.74% 1.90% 2.26% 2.00% 1.70%
Supplemental data
Net assets, end of period (000’s) ........ $466 $378 $134 $46 $32 $13
Portfolio turnover rate ................ 44.93% 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27 % for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2055 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 9,169 $ 182,966
Domestic Equity 63.6%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 96,440 3,738,983
a
Franklin Growth Fund, Class R6 ........................................ 42,200 6,396,698
a
Franklin LibertyQ U.S. Equity ETF ....................................... 59,688 2,555,243
a
Franklin U.S. Core Equity (IU) Fund ..................................... 645,106 9,444,353
iShares Core S&P U.S. Value ETF ...................................... 26,676 1,919,605
24,054,882
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class S .............................. 15,401 186,511
Foreign Equity 34.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 147,274 1,864,485
a
Franklin FTSE Europe ETF ............................................ 15,773 455,051
a
Franklin International Core Equity (IU) Fund ............................... 317,809 4,144,234
a
Franklin International Growth Fund, Class R6 .............................. 40,722 926,837
iShares MSCI EAFE Value ETF ......................................... 26,742 1,384,166
a
Templeton Developing Markets Trust, Class R6 ............................. 70,119 1,908,646
a
Templeton Foreign Fund, Class R6 ...................................... 296,612 2,304,677
12,988,096
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$30,170,479) ................................................................
37,412,455
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 418,091 418,091
Total Money Market Funds (Cost $418,091) .....................................
418,091
Total Short Term Investments (Cost $418,091 ) ..................................
418,091
a
Total Investments (Cost $30,588,570) 99.9% ....................................
$37,830,546
Other Assets, less Liabilities 0.1% .............................................
33,668
Net Assets 100.0% ...........................................................
$37,864,214
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

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117
a
Period Ended
June 30, 2021
(unaudited)
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.03
Net realized and unrealized gains (losses) ............................................................. 1.22
Total from investment operations ...................................................................... 1.25
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.04)
Net asset value, end of period ........................................................................ $11.21
Total return
e
..................................................................................... 12.46%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 8.76%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.20%
Net investment income
d
............................................................................. 0.70%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $135
Portfolio turnover rate .............................................................................. 52.73%
a
For the period January 29, 2021 (commencement of operations) to June 30, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.27% for the period ended June 30, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a
Period Ended
June 30, 2021
(unaudited)
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.04
Net realized and unrealized gains (losses) ............................................................. 1.21
Total from investment operations ...................................................................... 1.25
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.04)
Net asset value, end of period ........................................................................ $11.21
Total return
e
..................................................................................... 12.46%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 8.76%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.20%
Net investment income
d
............................................................................. 0.83%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $23
Portfolio turnover rate .............................................................................. 52.73%
a
For the period January 29, 2021 (commencement of operations) to June 30, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.27% for the period ended June 30, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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119
a
Period Ended
June 30, 2021
(unaudited)
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.05
Net realized and unrealized gains (losses) ............................................................. 1.20
Total from investment operations ...................................................................... 1.25
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.04)
Net asset value, end of period ........................................................................ $11.21
Total return
e
..................................................................................... 12.46%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 8.66%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.20%
Net investment income
d
............................................................................. 1.04%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $35
Portfolio turnover rate .............................................................................. 52.73%
a
For the period January 29, 2021 (commencement of operations) to June 30, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.27% for the period ended June 30, 2021.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a
Period Ended
June 30, 2021
(unaudited)
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.04
Net realized and unrealized gains (losses) ............................................................. 1.21
Total from investment operations ...................................................................... 1.25
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.04)
Net asset value, end of period ........................................................................ $11.21
Total return
e
..................................................................................... 12.47%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 8.84%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.16%
Net investment income
d
............................................................................. 0.92%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $12
Portfolio turnover rate .............................................................................. 52.73%
a
For the period January 29, 2021 (commencement of operations) to June 30, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.27% for the period ended June 30, 2021.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
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121
a
Period Ended
June 30, 2021
(unaudited)
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.04
Net realized and unrealized gains (losses) ............................................................. 1.21
Total from investment operations ...................................................................... 1.25
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.04)
Net asset value, end of period ........................................................................ $11.21
Total return
e
..................................................................................... 12.45%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 10.14%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.20%
Net investment income
d
............................................................................. 0.88%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $1,076
Portfolio turnover rate .............................................................................. 52.73%
a
For the period January 29, 2021 (commencement of operations) to June 30, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.27% for the period ended June 30, 2021.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 300 $ 5,986
Domestic Equity 63.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,162 122,610
a
Franklin Growth Fund, Class R6 ........................................ 1,433 217,212
a
Franklin LibertyQ U.S. Equity ETF ....................................... 2,017 86,348
a
Franklin U.S. Core Equity (IU) Fund ..................................... 21,802 319,186
iShares Core S&P U.S. Value ETF ...................................... 947 68,146
813,502
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class S .............................. 505 6,116
Foreign Equity 34.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 5,008 63,403
a
Franklin FTSE Europe ETF ............................................ 555 16,012
a
Franklin International Core Equity (IU) Fund ............................... 10,740 140,044
a
Franklin International Growth Fund, Class R6 .............................. 1,378 31,373
iShares MSCI EAFE Value ETF ......................................... 899 46,532
a
Templeton Developing Markets Trust, Class R6 ............................. 2,370 64,504
a
Templeton Foreign Fund, Class R6 ...................................... 10,024 77,885
439,753
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,172,091) .................................................................
1,265,357
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 6,869 6,869
Total Money Market Funds (Cost $6,869) .......................................
6,869
Total Short Term Investments (Cost $6,869 ) ....................................
6,869
a
Total Investments (Cost $1,178,960) 99.2% .....................................
$1,272,226
Other Assets, less Liabilities 0.8% .............................................
9,246
Net Assets 100.0% ...........................................................
$1,281,472
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $19,266,333 $3,912,453 $12,743,805
Cost - Non-controlled affiliates (Note 3 f ) ...................... 39,224,454 37,363,277 113,726,882
Cost - Unaffiliated repurchase agreements .................... — 68,514 214,543
Value - Unaffiliated issuers ................................ $19,864,369 $3,877,469 $12,583,519
Value - Non-controlled affiliates (Note 3 f ) ...................... 40,433,235 43,577,099 139,221,888
Value - Unaffiliated repurchase agreements .................... — 68,514 214,543
Cash .................................................. 7,433 346 556
Receivables:
Investment securities sold ................................. 7,211,810 1,444,017 4,953,576
Capital shares sold ...................................... 109,103 584,993 92,498
Dividends and interest ................................... 95,422 35,188 93,381
Affiliates .............................................. 65,979 67,891 35,822
Other assets ............................................ — — 9,683
Total assets ........................................ 67,787,351 49,655,517 157,205,466
Liabilities:
Payables:
Investment securities purchased ............................ 7,472,049 1,935,967 5,096,902
Capital shares redeemed ................................. 5,097 2,735 154,739
Management & Asset allocation fees ......................... 19,984 9,681 31,123
Distribution fees ........................................ 16,768 13,160 41,428
Transfer agent fees ...................................... 6,203 7,878 16,006
Accrued expenses and other liabilities ......................... 8,218 23,194 8,285
Total liabilities ....................................... 7,528,319 1,992,615 5,348,483
Net assets, at value ............................... $60,259,032 $47,662,902 $151,856,983
Net assets consist of:
Paid-in capital ........................................... $57,134,769 $39,753,496 $117,899,913
Total distributable earnings (losses) ........................... 3,124,263 7,909,406 33,957,070
Net assets, at value ............................... $60,259,032 $47,662,902 $151,856,983

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
124
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $42,730,016 $34,140,749 $107,429,201
Shares outstanding ...................................... 3,629,101 2,518,258 7,383,040
Net asset value per share
a
................................ $11.77 $13.56 $14.55
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $12.46 $14.35 $15.40
Class C:
Net assets, at value ..................................... $8,808,332 $7,180,113 $22,027,763
Shares outstanding ...................................... 757,400 533,406 1,542,593
Net asset value and maximum offering price per share
a
........... $11.63 $13.46 $14.28
Class R:
Net assets, at value ..................................... $2,083,135 $697,173 $2,978,389
Shares outstanding ...................................... 177,438 51,439 205,484
Net asset value and maximum offering price per share ........... $11.74 $13.55 $14.49
Class R6:
Net assets, at value ..................................... $4,288,544 $4,868,087 $16,538,454
Shares outstanding ...................................... 362,579 357,981 1,132,638
Net asset value and maximum offering price per share ........... $11.83 $13.60 $14.60
Advisor Class:
Net assets, at value ..................................... $2,349,005 $776,780 $2,883,176
Shares outstanding ...................................... 198,776 57,103 197,639
Net asset value and maximum offering price per share ........... $11.82 $13.60 $14.59
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $6,956,426 $13,580,060 $6,244,277
Cost - Non-controlled affiliates (Note 3 f ) ...................... 60,469,399 111,975,403 48,939,351
Cost - Unaffiliated repurchase agreements .................... 317,952 242,557 173,053
Value - Unaffiliated issuers ................................ $6,831,954 $13,291,364 $6,097,435
Value - Non-controlled affiliates (Note 3 f ) ...................... 74,113,641 144,646,242 62,917,010
Value - Unaffiliated repurchase agreements .................... 317,952 242,557 173,053
Cash .................................................. 659 87 26
Receivables:
Investment securities sold ................................. 2,635,538 5,047,197 2,286,493
Capital shares sold ...................................... 93,152 375,754 261,861
Dividends ............................................. 37,469 50,569 13,683
Affiliates .............................................. 59,188 102,876 81,340
Other assets ............................................ — 9,467 —
Total assets ........................................ 84,089,553 163,766,113 71,830,901
Liabilities:
Payables:
Investment securities purchased ............................ 2,911,875 5,390,299 2,649,055
Capital shares redeemed ................................. 7,216 100,260 196,392
Management & Asset allocation fees ......................... 16,545 84,650 14,104
Distribution fees ........................................ 18,380 39,007 12,899
Transfer agent fees ...................................... 11,486 12,782 8,488
Accrued expenses and other liabilities ......................... 16,472 8,492 36,849
Total liabilities ....................................... 2,981,974 5,635,490 2,917,787
Net assets, at value ............................... $81,107,579 $158,130,623 $68,913,114
Net assets consist of:
Paid-in capital ........................................... $63,631,442 $114,503,739 $50,798,804
Total distributable earnings (losses) ........................... 17,476,137 43,626,884 18,114,310
Net assets, at value ............................... $81,107,579 $158,130,623 $68,913,114

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $41,328,773 $93,082,899 $29,361,681
Shares outstanding ...................................... 2,681,929 5,719,393 1,769,024
Net asset value per share
a
................................ $15.41 $16.27 $16.60
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $16.31 $17.22 $17.57
Class C:
Net assets, at value ..................................... $11,527,159 $22,232,619 $7,681,419
Shares outstanding ...................................... 758,305 1,403,367 471,720
Net asset value and maximum offering price per share
a
........... $15.20 $15.84 $16.28
Class R:
Net assets, at value ..................................... $1,321,016 $4,071,069 $1,603,818
Shares outstanding ...................................... 85,855 250,294 96,702
Net asset value and maximum offering price per share ........... $15.39 $16.27 $16.59
Class R6:
Net assets, at value ..................................... $25,452,579 $34,811,643 $29,452,794
Shares outstanding ...................................... 1,644,344 2,120,879 1,761,326
Net asset value and maximum offering price per share ........... $15.48 $16.41 $16.72
Advisor Class:
Net assets, at value ..................................... $1,478,052 $3,932,393 $813,402
Shares outstanding ...................................... 95,578 239,274 48,739
Net asset value and maximum offering price per share ........... $15.46 $16.43 $16.69
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $9,972,977 $5,674,565 $3,394,807
Cost - Non-controlled affiliates (Note 3 f ) ...................... 77,411,353 43,134,343 27,193,763
Cost - Unaffiliated repurchase agreements .................... 460,219 47,049 —
Value - Unaffiliated issuers ................................ $9,704,941 $5,523,562 $3,303,771
Value - Non-controlled affiliates (Note 3 f ) ...................... 104,707,555 56,892,786 34,526,775
Value - Unaffiliated repurchase agreements .................... 460,219 47,049 —
Cash .................................................. 31 30 54,220
Receivables:
Investment securities sold ................................. 3,673,206 1,699,538 1,066,384
Capital shares sold ...................................... 69,241 24,593 25,246
Dividends and interest ................................... 3,920 — —
Affiliates .............................................. 109,870 88,335 101,328
Total assets ........................................ 118,728,983 64,275,893 39,077,724
Liabilities:
Payables:
Investment securities purchased ............................ 3,806,390 1,964,116 1,137,616
Capital shares redeemed ................................. 81,544 7,964 5,753
Management & Asset allocation fees ......................... 67,600 12,768 7,745
Distribution fees ........................................ 27,413 12,612 8,173
Transfer agent fees ...................................... 14,381 6,852 15,273
Accrued expenses and other liabilities ......................... 28,879 40,138 38,950
Total liabilities ....................................... 4,026,207 2,044,450 1,213,510
Net assets, at value ............................... $114,702,776 $62,231,443 $37,864,214
Net assets consist of:
Paid-in capital ........................................... $78,505,143 $44,702,562 $28,753,775
Total distributable earnings (losses) ........................... 36,197,633 17,528,881 9,110,439
Net assets, at value ............................... $114,702,776 $62,231,443 $37,864,214

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $67,537,188 $24,329,801 $15,720,439
Shares outstanding ...................................... 3,914,138 1,410,109 1,068,321
Net asset value per share
a
................................ $17.25 $17.25 $14.72
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $18.25 $18.25 $15.58
Class C:
Net assets, at value ..................................... $15,087,792 $8,197,999 $5,703,591
Shares outstanding ...................................... 903,566 480,582 395,101
Net asset value and maximum offering price per share
a
........... $16.70 $17.06 $14.44
Class R:
Net assets, at value ..................................... $2,969,409 $2,120,571 $825,597
Shares outstanding ...................................... 172,854 122,825 56,325
Net asset value and maximum offering price per share ........... $17.18 $17.27 $14.66
Class R6:
Net assets, at value ..................................... $27,816,322 $26,726,419 $15,148,273
Shares outstanding ...................................... 1,598,277 1,538,649 1,027,488
Net asset value and maximum offering price per share ........... $17.40 $17.37 $14.74
Advisor Class:
Net assets, at value ..................................... $1,292,065 $856,653 $466,314
Shares outstanding ...................................... 74,244 49,317 31,660
Net asset value and maximum offering price per share ........... $17.40 $17.37 $14.73
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $117,838
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,061,122
Value - Unaffiliated issuers .................................................................. $114,678
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,157,548
Receivables:
Investment securities sold ................................................................... 37,697
Affiliates ................................................................................ 44,438
Other assets .............................................................................. 36,966
Total assets .......................................................................... 1,391,327
Liabilities:
Payables:
Investment securities purchased .............................................................. 32,082
Management fees ......................................................................... 258
Transfer agent fees ........................................................................ 21
Professional fees ......................................................................... 9,509
Offering costs ............................................................................. 62,791
Accrued expenses and other liabilities ........................................................... 5,194
Total liabilities ......................................................................... 109,855
Net assets, at value ................................................................. $1,281,472
Net assets consist of:
Paid-in capital ............................................................................. $1,158,227
Total distributable earnings (losses) ............................................................. 123,245
Net assets, at value ................................................................. $1,281,472

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ....................................................................... $135,277
Shares outstanding ........................................................................ 12,064
Net asset value per share
a
.................................................................. $11.21
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $11.86
Class C:
Net assets, at value ....................................................................... $22,641
Shares outstanding ........................................................................ 2,020
Net asset value and maximum offering price per share
a
............................................. $11.21
Class R:
Net assets, at value ....................................................................... $35,211
Shares outstanding ........................................................................ 3,141
Net asset value and maximum offering price per share ............................................. $11.21
Class R6:
Net assets, at value ....................................................................... $12,264
Shares outstanding ........................................................................ 1,094
Net asset value and maximum offering price per share ............................................. $11.21
Advisor Class:
Net assets, at value ....................................................................... $1,076,079
Shares outstanding ........................................................................ 96,000
Net asset value and maximum offering price per share ............................................. $11.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $194,219 $53,208 $163,962
Non-controlled affiliates (Note 3 f ) ........................... 449,678 300,195 885,549
Interest:
Unaffiliated issuers ...................................... 194,277 8 30
Total investment income ................................. 838,174 353,411 1,049,541
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 72,761 56,841 181,115
Distribution fees: (Note 3c )
    Class A .............................................. 51,016 39,490 126,671
    Class C .............................................. 45,117 35,681 108,642
    Class R .............................................. 4,866 2,550 7,591
Transfer agent fees: (Note 3e )
    Class A .............................................. 30,708 18,289 60,952
    Class C .............................................. 6,793 4,135 13,125
    Class R .............................................. 1,547 590 1,830
    Class R6 ............................................. 1,072 948 2,257
    Advisor Class .......................................... 1,671 408 1,683
Custodian fees (Note 4 ) .................................... 317 54 47
Reports to shareholders .................................... 5,843 5,446 10,986
Registration and filing fees .................................. 38,300 36,036 40,100
Professional fees ......................................... 31,836 22,147 22,791
Trustees' fees and expenses ................................ 586 460 912
Other .................................................. 2,171 1,991 2,509
Total expenses ....................................... 294,604 225,066 581,211
Expense reductions (Note 4 ) ............................. (1) — —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (180,076) (100,353) (193,726)
Net expenses ....................................... 114,527 124,713 387,485
Net investment income .............................. 723,647 228,698 662,056
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 975,040 629,333 1,976,104
Non-controlled affiliates (Note 3 f ) .......................... 2,030,403 1,477,335 7,561,322
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... — 8,504 22,280
Net realized gain (loss) ................................ 3,005,443 2,115,172 9,559,706
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 115,221 (278,221) (855,729)
Non-controlled affiliates (Note 3 f ) .......................... (1,982,133) 592,471 765,731
Net change in unrealized appreciation (depreciation) .......... (1,866,912) 314,250 (89,998)
Net realized and unrealized gain (loss) .......................... 1,138,531 2,429,422 9,469,708
Net increase (decrease) in net assets resulting from operations ........ $1,862,178 $2,658,120 $10,131,764

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $82,373 $162,797 $73,537
Non-controlled affiliates (Note 3 f ) ........................... 429,576 747,173 274,412
Interest:
Unaffiliated issuers ...................................... 12 25 9
Total investment income ................................. 511,961 909,995 347,958
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 95,539 187,177 79,100
Distribution fees: (Note 3c )
    Class A .............................................. 47,024 109,808 33,723
    Class C .............................................. 55,993 107,875 35,591
    Class R .............................................. 3,012 11,545 4,069
Transfer agent fees: (Note 3e )
    Class A .............................................. 33,729 66,995 36,216
    Class C .............................................. 10,058 16,464 9,558
    Class R .............................................. 1,081 3,549 2,185
    Class R6 ............................................. 3,176 4,551 3,496
    Advisor Class .......................................... 1,304 2,824 826
Custodian fees (Note 4 ) .................................... 116 26 11
Reports to shareholders .................................... 6,916 10,796 6,428
Registration and filing fees .................................. 36,616 39,190 36,163
Professional fees ......................................... 22,420 22,766 22,353
Trustees' fees and expenses ................................ 637 914 512
Other .................................................. 2,092 2,647 1,972
Total expenses ....................................... 319,713 587,127 272,203
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (142,272) (221,414) (142,937)
Net expenses ....................................... 177,441 365,713 129,266
Net investment income .............................. 334,520 544,282 218,692
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,114,181 2,127,596 983,598
Non-controlled affiliates (Note 3 f ) .......................... 3,441,124 10,155,953 3,523,395
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 8,936 12,054 3,254
Net realized gain (loss) ................................ 4,564,241 12,295,603 4,510,247
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (485,582) (980,495) (414,158)
Non-controlled affiliates (Note 3 f ) .......................... 1,804,386 1,514,652 2,076,167
Net change in unrealized appreciation (depreciation) .......... 1,318,804 534,157 1,662,009
Net realized and unrealized gain (loss) .......................... 5,883,045 12,829,760 6,172,256
Net increase (decrease) in net assets resulting from operations ........ $6,217,565 $13,374,042 $6,390,948

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $132,556 $73,403 $43,742
Non-controlled affiliates (Note 3 f ) ........................... 381,007 198,684 116,726
Interest:
Unaffiliated issuers ...................................... 10 6 —
Total investment income ................................. 513,573 272,093 160,468
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 134,560 72,768 42,656
Distribution fees: (Note 3c )
    Class A .............................................. 79,575 27,857 17,511
    Class C .............................................. 72,622 38,585 26,355
    Class R .............................................. 6,853 6,595 1,753
Transfer agent fees: (Note 3e )
    Class A .............................................. 67,608 38,848 47,146
    Class C .............................................. 15,493 13,467 17,760
    Class R .............................................. 2,930 4,613 2,357
    Class R6 ............................................. 3,287 3,285 2,152
    Advisor Class .......................................... 1,273 1,380 1,379
Custodian fees (Note 4 ) .................................... 16 10 5
Reports to shareholders .................................... 10,845 7,793 7,603
Registration and filing fees .................................. 38,657 36,463 36,186
Professional fees ......................................... 22,506 22,258 21,674
Trustees' fees and expenses ................................ 755 475 436
Other .................................................. 2,274 1,961 1,800
Total expenses ....................................... 459,254 276,358 226,773
Expense reductions (Note 4 ) ............................. — — (1)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (203,486) (153,798) (151,996)
Net expenses ....................................... 255,768 122,560 74,776
Net investment income .............................. 257,805 149,533 85,692
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,791,876 1,017,462 584,798
Non-controlled affiliates (Note 3 f ) .......................... 8,013,590 3,283,266 1,475,935
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 12,860 2,013 1,195
Net realized gain (loss) ................................ 9,818,326 4,302,741 2,061,928
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (839,443) (447,359) (246,793)
Non-controlled affiliates (Note 3 f ) .......................... 2,387,584 2,399,728 1,846,721
Net change in unrealized appreciation (depreciation) .......... 1,548,141 1,952,369 1,599,928
Net realized and unrealized gain (loss) .......................... 11,366,467 6,255,110 3,661,856
Net increase (decrease) in net assets resulting from operations ........ $11,624,272 $6,404,643 $3,747,548

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Franklin
LifeSmart™
2060
Retirement
Target Fund
a
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,428
Non-controlled affiliates (Note 3 f ) ............................................................. 3,744
Total investment income ................................................................... 5,172
Expenses:
Management fees (Note 3 a ) ................................................................... 1,204
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 25
    Class C ................................................................................ 4
    Class R ................................................................................ 5
    Class R6 ............................................................................... 4
    Advisor Class ............................................................................ 301
Reports to shareholders ...................................................................... 2,172
Professional fees ........................................................................... 13,581
Organization costs (Note 1f) ................................................................... 12,254
Amortization of offering costs (Note 1f ) ........................................................... 54,037
Other .................................................................................... 3,370
Total expenses ......................................................................... 86,957
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (86,006)
Net expenses ......................................................................... 951
Net investment income ................................................................ 4,221
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 14,823
Non-controlled affiliates (Note 3 f ) ............................................................ 14,956
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ............................................................ 39
Net realized gain (loss) .................................................................. 29,818
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,160)
Non-controlled affiliates (Note 3 f ) ............................................................ 96,426
Net change in unrealized appreciation (depreciation) ............................................ 93,266
Net realized and unrealized gain (loss) ............................................................ 123,084
Net increase (decrease) in net assets resulting from operations .......................................... $127,305
a
For the period January 29, 2021 (commencement of operations) to June 30, 2021.

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
)
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $723,647 $1,786,002 $228,698 $610,606
Net realized gain (loss) ............ 3,005,443 859,056 2,115,172 626,102
Net change in unrealized appreciation
(depreciation) ................. (1,866,912) 1,779,713 314,250 2,334,384
Net increase (decrease) in net
assets resulting from operations . 1,862,178 4,424,771 2,658,120 3,571,092
Distributions to shareholders:
Class A ........................ (761,565) (1,431,728) (509,212) (579,093)
Class C ........................ (132,927) (310,829) (90,739) (91,739)
Class R ........................ (36,368) (75,140) (9,518) (13,764)
Class R6 ....................... (83,456) (126,010) (80,740) (118,084)
Advisor Class ................... (44,716) (81,732) (12,561) (15,234)
Total distributions to shareholders ..... (1,059,032) (2,025,439) (702,770) (817,914)
Capital share transactions: (Note 2 )
Class A ........................ 1,820,467 4,280,624 2,524,933 1,395,022
Class C ........................ (667,196) (1,558,006) (242,293) (177,758)
Class R ........................ (52,016) (316,845) (139,179) (10,195)
Class R6 ....................... 137,950 1,865,913 (206,090) (2,898,275)
Advisor Class ................... 297,763 63,117 61,529 (100,804)
Total capital share transactions ....... 1,536,968 4,334,803 1,998,900 (1,792,010)
Net increase (decrease) in net
assets ..................... 2,340,114 6,734,135 3,954,250 961,168
Net assets:
Beginning of period ................ 57,918,918 51,184,783 43,708,652 42,747,484
End of period ..................... $60,259,032 $57,918,918 $47,662,902 $43,708,652

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $662,056 $1,826,080 $334,520 $888,705
Net realized gain (loss) ............ 9,559,706 2,155,334 4,564,241 615,220
Net change in unrealized appreciation
(depreciation) ................. (89,998) 8,475,037 1,318,804 5,500,376
Net increase (decrease) in net
assets resulting from operations . 10,131,764 12,456,451 6,217,565 7,004,301
Distributions to shareholders:
Class A ........................ (1,765,854) (3,138,792) (507,233) (807,598)
Class C ........................ (313,106) (618,884) (116,757) (200,244)
Class R ........................ (45,622) (111,129) (14,867) (29,298)
Class R6 ....................... (289,506) (559,279) (346,003) (664,249)
Advisor Class ................... (52,442) (73,032) (19,685) (37,401)
Total distributions to shareholders ..... (2,466,530) (4,501,116) (1,004,545) (1,738,790)
Capital share transactions: (Note 2 )
Class A ........................ 5,101,485 5,186,019 4,760,792 4,231,485
Class C ........................ (1,105,182) (2,618,700) (160,626) 918,822
Class R ........................ (300,094) (967,437) 52,957 25,856
Class R6 ....................... (410,233) 591,525 5,479 23,761
Advisor Class ................... (141,206) 1,186,713 (168,619) 425,860
Total capital share transactions ....... 3,144,770 3,378,120 4,489,983 5,625,784
Net increase (decrease) in net
assets ..................... 10,810,004 11,333,455 9,703,003 10,891,295
Net assets:
Beginning of period ................ 141,046,979 129,713,524 71,404,576 60,513,281
End of period ..................... $151,856,983 $141,046,979 $81,107,579 $71,404,576

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $544,282 $1,664,747 $218,692 $666,546
Net realized gain (loss) ............ 12,295,603 3,082,389 4,510,247 1,332,860
Net change in unrealized appreciation
(depreciation) ................. 534,157 11,892,209 1,662,009 5,896,778
Net increase (decrease) in net
assets resulting from operations . 13,374,042 16,639,345 6,390,948 7,896,184
Distributions to shareholders:
Class A ........................ (1,791,515) (2,987,236) (537,505) (703,811)
Class C ........................ (368,720) (693,308) (121,474) (157,724)
Class R ........................ (72,338) (172,276) (27,331) (48,153)
Class R6 ....................... (709,131) (1,170,436) (572,044) (802,620)
Advisor Class ................... (79,379) (117,157) (15,350) (14,462)
Total distributions to shareholders ..... (3,021,083) (5,140,413) (1,273,704) (1,726,770)
Capital share transactions: (Note 2 )
Class A ........................ 2,991,445 4,709,793 2,370,752 2,863,001
Class C ........................ (587,375) (1,419,278) 242,478 516,299
Class R ........................ (803,005) (856,195) (74,082) (199,753)
Class R6 ....................... 2,541,549 (745,308) 1,827,660 634,184
Advisor Class ................... 238,499 1,045,342 257,833 311,307
Total capital share transactions ....... 4,381,113 2,734,354 4,624,641 4,125,038
Net increase (decrease) in net
assets ..................... 14,734,072 14,233,286 9,741,885 10,294,452
Net assets:
Beginning of period ................ 143,396,551 129,163,265 59,171,229 48,876,777
End of period ..................... $158,130,623 $143,396,551 $68,913,114 $59,171,229

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $257,805 $1,026,483 $149,533 $554,196
Net realized gain (loss) ............ 9,818,326 2,548,837 4,302,741 1,192,234
Net change in unrealized appreciation
(depreciation) ................. 1,548,141 10,128,466 1,952,369 5,771,640
Net increase (decrease) in net
assets resulting from operations . 11,624,272 13,703,786 6,404,643 7,518,070
Distributions to shareholders:
Class A ........................ (1,337,191) (2,266,459) (465,150) (560,602)
Class C ........................ (276,903) (508,543) (141,199) (158,983)
Class R ........................ (56,172) (129,183) (36,598) (68,720)
Class R6 ....................... (583,429) (959,318) (541,518) (660,907)
Advisor Class ................... (26,808) (39,718) (17,191) (21,331)
Total distributions to shareholders ..... (2,280,503) (3,903,221) (1,201,656) (1,470,543)
Capital share transactions: (Note 2 )
Class A ........................ 2,192,716 2,576,701 1,643,065 1,755,282
Class C ........................ (671,250) (150,475) 510,249 571,449
Class R ........................ 111,013 (2,355,016) (609,586) (202,010)
Class R6 ....................... 2,112,900 1,037,663 1,668,262 2,628,556
Advisor Class ................... 97,970 183,396 66,073 21,276
Total capital share transactions ....... 3,843,349 1,292,269 3,278,063 4,774,553
Net increase (decrease) in net
assets ..................... 13,187,118 11,092,834 8,481,050 10,822,080
Net assets:
Beginning of period ................ 101,515,658 90,422,824 53,750,393 42,928,313
End of period ..................... $114,702,776 $101,515,658 $62,231,443 $53,750,393

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
139
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™
2060 Retirement
Target Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Period Ended
June 30, 2021
(unaudited)
a
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $85,692 $290,756 $4,221
Net realized gain (loss) .............................. 2,061,928 532,338 29,818
Net change in unrealized appreciation (depreciation) ........ 1,599,928 3,531,937 93,266
Net increase (decrease) in net assets resulting from
operations ................................... 3,747,548 4,355,031 127,305
Distributions to shareholders:
Class A .......................................... (256,894) (243,069) (434)
Class C .......................................... (83,432) (80,496) (73)
Class R .......................................... (12,947) (12,920) (114)
Class R6 ......................................... (266,078) (258,075) (40)
Advisor Class ..................................... (8,086) (5,555) (3,399)
Total distributions to shareholders ....................... (627,437) (600,115) (4,060)
Capital share transactions: (Note 2 )
Class A .......................................... 2,026,508 2,616,597 130,383
Class C .......................................... 149,904 917,117 21,477
Class R .......................................... 183,038 (51,701) 33,590
Class R6 ......................................... 1,867,673 3,228,549 11,073
Advisor Class ..................................... 51,678 215,067 961,704
Total capital share transactions ......................... 4,278,801 6,925,629 1,158,227
Net increase (decrease) in net assets ................ 7,398,912 10,680,545 1,281,472
Net assets:
Beginning of period .................................. 30,465,302 19,784,757 —
End of period ....................................... $37,864,214 $30,465,302 $1,281,472
a
For the period January 29, 2021 (commencement of op erations) to June 30, 2021.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
one separate funds, ten of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton
(FT Underlying Funds). The Funds offer five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C automatically convert to Class A shares after they have been held for 10 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective January 29, 2021, the Trust began offering shares
of the Franklin LifeSmart
™
2060 Retirement Target Fund.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end,
as indicated in the Statements of Investments, had been
entered into on June 30, 2021.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
Shares sold
a
................................... 378,417 $4,394,584 412,400 $5,470,141
Shares issued in reinvestment of distributions .......... 64,800 752,659 37,509 507,857
Shares redeemed ............................... (286,555) (3,326,776) (260,792) (3,453,065)
Net increase (decrease) .......................... 156,662 $1,820,467 189,117 $2,524,933
Year ended December 31, 2020
Shares sold
a
................................... 999,176 $10,949,641 521,618 $6,272,385
Shares issued in reinvestment of distributions .......... 128,732 1,412,523 48,098 575,850
Shares redeemed ............................... (737,552) (8,081,540) (460,593) (5,453,213)
Net increase (decrease) .......................... 390,356 $4,280,624 109,123 $1,395,022
Class C
Class C Shares:
Six Months ended June 30, 2021
Shares sold ................................... 58,985 $677,002 56,310 $738,282
Shares issued in reinvestment of distributions .......... 11,210 128,587 6,700 90,183
Shares redeemed
a
.............................. (128,081) (1,472,785) (80,783) (1,070,758)
Net increase (decrease) .......................... (57,886) $(667,196) (17,773) $(242,293)
Year ended December 31, 2020
Shares sold ................................... 95,645 $1,037,510 137,168 $1,602,207
Shares issued in reinvestment of distributions .......... 27,449 297,040 7,712 91,371
Shares redeemed
a
.............................. (267,615) (2,892,556) (156,863) (1,871,336)
Net increase (decrease) .......................... (144,521) $(1,558,006) (11,983) $(177,758)
Class R
Class R Shares:
Six Months ended June 30, 2021
Shares sold ................................... 9,490 $109,466 30,469 $401,543
Shares issued in reinvestment of distributions .......... 3,140 36,368 703 9,517
Shares redeemed ............................... (17,142) (197,850) (40,274) (550,239)
Net increase (decrease) .......................... (4,512) $(52,016) (9,102) $(139,179)
Year ended December 31, 2020
Shares sold ................................... 54,509 $611,878 30,130 $367,112
Shares issued in reinvestment of distributions .......... 5,534 60,616 1,155 13,764
Shares redeemed ............................... (88,384) (989,339) (32,037) (391,071)
Net increase (decrease) .......................... (28,341) $(316,845) (752) $(10,195)
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2021
Shares sold ................................... 134,013 $1,571,327 33,835 $451,722
Shares issued in reinvestment of distributions .......... 24 279 3 48
Shares redeemed ............................... (122,035) (1,433,656) (48,468) (657,860)
Net increase (decrease) .......................... 12,002 $137,950 (14,630) $(206,090)
Year ended December 31, 2020
Shares sold ................................... 217,344 $2,400,375 170,728 $2,049,625
Shares issued in reinvestment of distributions .......... — — 1 8
Shares redeemed ............................... (49,147) (534,462) (407,102) (4,947,908)
Net increase (decrease) .......................... 168,197 $1,865,913 (236,373) $(2,898,275)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2021
Shares sold ................................... 28,794 $336,723 10,875 $145,025
Shares issued in reinvestment of distributions .......... 3,643 42,484 925 12,560
Shares redeemed ............................... (6,939) (81,444) (7,278) (96,056)
Net increase (decrease) .......................... 25,498 $297,763 4,522 $61,529
Year ended December 31, 2020
Shares sold ................................... 47,082 $522,691 30,068 $362,458
Shares issued in reinvestment of distributions .......... 7,099 78,129 1,273 15,234
Shares redeemed ............................... (48,424) (537,703) (39,825) (478,496)
Net increase (decrease) .......................... 5,757 $63,117 (8,484) $(100,804)
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
Shares sold
a
................................... 875,441 $12,444,507 545,943 $8,146,213
Shares issued in reinvestment of distributions .......... 120,639 1,753,878 32,801 504,916
Shares redeemed ............................... (639,522) (9,096,900) (259,754) (3,890,337)
Net increase (decrease) .......................... 356,558 $5,101,485 318,990 $4,760,792
Year ended December 31, 2020
Shares sold
a
................................... 1,391,393 $17,778,097 645,574 $8,463,985
Shares issued in reinvestment of distributions .......... 247,921 3,124,391 62,213 807,054
Shares redeemed ............................... (1,245,619) (15,716,469) (396,048) (5,039,554)
Net increase (decrease) .......................... 393,695 $5,186,019 311,739 $4,231,485
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2021
Shares sold ................................... 141,269 $1,968,514 123,127 $1,809,711
Shares issued in reinvestment of distributions .......... 21,910 313,102 7,667 116,690
Shares redeemed
a
.............................. (242,021) (3,386,798) (141,526) (2,087,027)
Net increase (decrease) .......................... (78,842) $(1,105,182) (10,732) $(160,626)
Year ended December 31, 2020
Shares sold ................................... 292,316 $3,644,257 176,304 $2,254,235
Shares issued in reinvestment of distributions .......... 49,297 609,582 15,634 200,178
Shares redeemed
a
.............................. (558,064) (6,872,539) (119,569) (1,535,591)
Net increase (decrease) .......................... (216,451) $(2,618,700) 72,369 $918,822
Class R
Class R Shares:
Six Months ended June 30, 2021
Shares sold ................................... 13,151 $185,607 12,559 $187,360
Shares issued in reinvestment of distributions .......... 3,148 45,622 965 14,867
Shares redeemed ............................... (37,521) (531,323) (10,138) (149,270)
Net increase (decrease) .......................... (21,222) $(300,094) 3,386 $52,957
Year ended December 31, 2020
Shares sold ................................... 69,441 $872,096 21,792 $281,999
Shares issued in reinvestment of distributions .......... 8,860 110,702 2,275 29,298
Shares redeemed ............................... (155,589) (1,950,235) (21,390) (285,441)
Net increase (decrease) .......................... (77,288) $(967,437) 2,677 $25,856
Class R6
Class R6 Shares:
Six Months ended June 30, 2021
Shares sold ................................... 151,332 $2,171,765 308,116 $4,647,161
Shares issued in reinvestment of distributions .......... 612 8,914 64 997
Shares redeemed ............................... (181,593) (2,590,912) (304,353) (4,642,679)
Net increase (decrease) .......................... (29,649) $(410,233) 3,827 $5,479
Year ended December 31, 2020
Shares sold ................................... 466,207 $6,033,871 554,467 $7,153,865
Shares issued in reinvestment of distributions .......... 1,044 13,267 14 189
Shares redeemed ............................... (435,342) (5,455,613) (568,388) (7,130,293)
Net increase (decrease) .......................... 31,909 $591,525 (13,907) $23,761
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2021
Shares sold ................................... 46,558 $650,150 12,626 $191,286
Shares issued in reinvestment of distributions .......... 3,353 48,841 1,268 19,576
Shares redeemed ............................... (59,905) (840,197) (25,348) (379,481)
Net increase (decrease) .......................... (9,994) $(141,206) (11,454) $(168,619)
Year ended December 31, 2020
Shares sold ................................... 98,827 $1,296,987 36,337 $479,768
Shares issued in reinvestment of distributions .......... 5,188 66,372 2,858 37,315
Shares redeemed ............................... (14,119) (176,646) (6,949) (91,223)
Net increase (decrease) .......................... 89,896 $1,186,713 32,246 $425,860
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
Shares sold
a
................................... 553,407 $8,769,536 289,162 $4,656,040
Shares issued in reinvestment of distributions .......... 109,419 1,782,479 32,514 540,418
Shares redeemed ............................... (477,624) (7,560,570) (174,649) (2,825,706)
Net increase (decrease) .......................... 185,202 $2,991,445 147,027 $2,370,752
Year ended December 31, 2020
Shares sold
a
................................... 984,096 $13,596,049 497,483 $6,570,044
Shares issued in reinvestment of distributions .......... 218,158 2,973,830 52,134 704,076
Shares redeemed ............................... (863,437) (11,860,086) (332,166) (4,411,119)
Net increase (decrease) .......................... 338,817 $4,709,793 217,451 $2,863,001
Class C
Class C Shares:
Six Months ended June 30, 2021
Shares sold ................................... 99,717 $1,543,404 57,333 $906,153
Shares issued in reinvestment of distributions .......... 23,266 368,714 7,455 121,497
Shares redeemed
a
.............................. (161,361) (2,499,493) (50,161) (785,172)
Net increase (decrease) .......................... (38,378) $(587,375) 14,627 $242,478
Year ended December 31, 2020
Shares sold ................................... 268,130 $3,553,214 123,874 $1,590,076
Shares issued in reinvestment of distributions .......... 51,755 685,266 11,857 157,724
Shares redeemed
a
.............................. (430,290) (5,657,758) (95,131) (1,231,501)
Net increase (decrease) .......................... (110,405) $(1,419,278) 40,600 $516,299
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2021
Shares sold ................................... 48,370 $766,683 14,884 $239,657
Shares issued in reinvestment of distributions .......... 4,218 68,646 1,647 27,331
Shares redeemed ............................... (100,956) (1,638,334) (20,608) (341,070)
Net increase (decrease) .......................... (48,368) $(803,005) (4,077) $(74,082)
Year ended December 31, 2020
Shares sold ................................... 93,384 $1,230,778 21,891 $290,820
Shares issued in reinvestment of distributions .......... 12,258 165,884 3,609 48,153
Shares redeemed ............................... (163,649) (2,252,857) (35,947) (538,726)
Net increase (decrease) .......................... (58,007) $(856,195) (10,447) $(199,753)
Class R6
Class R6 Shares:
Six Months ended June 30, 2021
Shares sold ................................... 255,201 $4,117,840 285,664 $4,658,992
Shares issued in reinvestment of distributions .......... 113 1,856 363 6,080
Shares redeemed ............................... (98,743) (1,578,147) (177,084) (2,837,412)
Net increase (decrease) .......................... 156,571 $2,541,549 108,943 $1,827,660
Year ended December 31, 2020
Shares sold ................................... 430,880 $5,884,018 378,906 $5,090,496
Shares issued in reinvestment of distributions .......... 152 2,104 582 7,964
Shares redeemed ............................... (496,277) (6,631,430) (333,835) (4,464,276)
Net increase (decrease) .......................... (65,245) $(745,308) 45,653 $634,184
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2021
Shares sold ................................... 13,016 $205,074 16,520 $267,554
Shares issued in reinvestment of distributions .......... 4,689 77,130 789 13,194
Shares redeemed ............................... (2,746) (43,705) (1,481) (22,915)
Net increase (decrease) .......................... 14,959 $238,499 15,828 $257,833
Year ended December 31, 2020
Shares sold ................................... 75,674 $1,103,938 23,274 $324,325
Shares issued in reinvestment of distributions .......... 8,190 113,188 1,061 14,462
Shares redeemed ............................... (12,035) (171,784) (1,967) (27,480)
Net increase (decrease) .......................... 71,829 $1,045,342 22,368 $311,307
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
Shares sold
a
................................... 344,391 $5,744,530 193,543 $3,237,256
Shares issued in reinvestment of distributions .......... 76,771 1,326,456 26,915 465,085
Shares redeemed ............................... (291,147) (4,878,270) (124,008) (2,059,276)
Net increase (decrease) .......................... 130,015 $2,192,716 96,450 $1,643,065
Year ended December 31, 2020
Shares sold
a
................................... 595,211 $8,286,188 305,277 $4,167,208
Shares issued in reinvestment of distributions .......... 162,012 2,250,820 40,845 560,509
Shares redeemed ............................... (576,915) (7,960,307) (226,302) (2,972,435)
Net increase (decrease) .......................... 180,308 $2,576,701 119,820 $1,755,282
Class C
Class C Shares:
Six Months ended June 30, 2021
Shares sold ................................... 77,506 $1,256,282 77,017 $1,250,822
Shares issued in reinvestment of distributions .......... 16,540 276,507 8,262 141,196
Shares redeemed
a
.............................. (136,652) (2,204,039) (53,919) (881,769)
Net increase (decrease) .......................... (42,606) $(671,250) 31,360 $510,249
Year ended December 31, 2020
Shares sold ................................... 150,974 $2,042,530 110,367 $1,505,401
Shares issued in reinvestment of distributions .......... 37,615 503,738 11,812 158,976
Shares redeemed
a
.............................. (202,957) (2,696,743) (79,660) (1,092,928)
Net increase (decrease) .......................... (14,368) $(150,475) 42,519 $571,449
Class R
Class R Shares:
Six Months ended June 30, 2021
Shares sold ................................... 23,407 $393,707 19,703 $323,659
Shares issued in reinvestment of distributions .......... 3,104 53,385 2,117 36,598
Shares redeemed ............................... (20,146) (336,079) (55,553) (969,843)
Net increase (decrease) .......................... 6,365 $111,013 (33,733) $(609,586)
Year ended December 31, 2020
Shares sold ................................... 38,249 $525,037 32,563 $444,531
Shares issued in reinvestment of distributions .......... 9,145 123,980 5,064 68,720
Shares redeemed ............................... (221,575) (3,004,033) (49,817) (715,261)
Net increase (decrease) .......................... (174,181) $(2,355,016) (12,190) $(202,010)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2021
Shares sold ................................... 202,032 $3,436,975 191,731 $3,238,332
Shares issued in reinvestment of distributions .......... 48 835 32 554
Shares redeemed ............................... (78,852) (1,324,910) (92,665) (1,570,624)
Net increase (decrease) .......................... 123,228 $2,112,900 99,098 $1,668,262
Year ended December 31, 2020
Shares sold ................................... 389,524 $5,397,365 405,186 $5,532,677
Shares issued in reinvestment of distributions .......... 18 285 13 199
Shares redeemed ............................... (307,199) (4,359,987) (211,312) (2,904,320)
Net increase (decrease) .......................... 82,343 $1,037,663 193,887 $2,628,556
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2021
Shares sold ................................... 11,747 $193,249 3,010 $49,747
Shares issued in reinvestment of distributions .......... 1,538 26,808 988 17,191
Shares redeemed ............................... (7,366) (122,087) (51) (865)
Net increase (decrease) .......................... 5,919 $97,970 3,947 $66,073
Year ended December 31, 2020
Shares sold ................................... 19,633 $296,010 6,539 $88,953
Shares issued in reinvestment of distributions .......... 2,819 39,717 1,546 21,331
Shares redeemed ............................... (11,049) (152,331) (6,491) (89,008)
Net increase (decrease) .......................... 11,403 $183,396 1,594 $21,276
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
b
Shares sold
a
................................... 234,775 $3,321,792 22,796 $239,947
Shares issued in reinvestment of distributions .......... 17,442 256,862 35 398
Shares redeemed ............................... (109,491) (1,552,146) (10,767) (109,962)
Net increase (decrease) .......................... 142,726 $2,026,508 12,064 $130,383
Year ended December 31, 2020
Shares sold
a
................................... 366,475 $4,201,261 — $—
Shares issued in reinvestment of distributions .......... 21,021 243,053 — —
Shares redeemed ............................... (158,030) (1,827,717) — —
Net increase (decrease) .......................... 229,466 $2,616,597 — $—
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2021
b
Shares sold ................................... 68,368 $952,714 2,017 $21,440
Shares issued in reinvestment of distributions .......... 5,776 83,416 3 37
Shares redeemed
a
.............................. (64,789) (886,226) — —
Net increase (decrease) .......................... 9,355 $149,904 2,020 $21,477
Year ended December 31, 2020
Shares sold ................................... 118,761 $1,355,736 — $—
Shares issued in reinvestment of distributions .......... 7,215 80,424 — —
Shares redeemed
a
.............................. (45,018) (519,043) — —
Net increase (decrease) .......................... 80,958 $917,117 — $—
Class R
Class R Shares:
Six Months ended June 30, 2021
b
Shares sold ................................... 15,509 $218,322 3,134 $33,512
Shares issued in reinvestment of distributions .......... 883 12,947 7 78
Shares redeemed ............................... (3,448) (48,231) — —
Net increase (decrease) .......................... 12,944 $183,038 3,141 $33,590
Year ended December 31, 2020
Shares sold ................................... 25,592 $295,783 — $—
Shares issued in reinvestment of distributions .......... 1,149 12,920 — —
Shares redeemed ............................... (28,943) (360,404) — —
Net increase (decrease) .......................... (2,202) $(51,701) — $—
Class R6
Class R6 Shares:
Six Months ended June 30, 2021
b
Shares sold ................................... 197,604 $2,808,058 1,094 $11,073
Shares issued in reinvestment of distributions .......... 47 697 — —
Shares redeemed ............................... (65,163) (941,082) — —
Net increase (decrease) .......................... 132,488 $1,867,673 1,094 $11,073
Year ended December 31, 2020
Shares sold ................................... 404,086 $4,666,387 — $—
Shares issued in reinvestment of distributions .......... 14 171 — —
Shares redeemed ............................... (123,550) (1,438,009) — —
Net increase (decrease) .......................... 280,550 $3,228,549 — $—
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2021
b
Shares sold ................................... 6,001 $87,265 96,000 $961,704
Shares issued in reinvestment of distributions .......... 549 8,086 — —
Shares redeemed ............................... (3,035) (43,673) — —
Net increase (decrease) .......................... 3,515 $51,678 96,000 $961,704
Year ended December 31, 2020
Shares sold ................................... 19,447 $244,925 — $—
Shares issued in reinvestment of distributions .......... 463 5,555 — —
Shares redeemed ............................... (3,037) (35,413) — —
Net increase (decrease) .......................... 16,873 $215,067 — $—
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period January 29, 2021 (commencement of operations) to June 30, 2021 for Franklin LifeSmart
TM
2060 Retirement Target Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Class A .................................................................................. 0.35%
Class C .................................................................................. 1.00%
Class R .................................................................................. 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $7,001 $4,954 $13,811
CDSC retained ............................................ $194 $252 $1,193
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $11,101 $14,275 $8,333
CDSC retained ............................................ $1,963 $1,367 $589
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $12,928 $8,755 $9,515
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
CDSC retained ............................................ $1,055 $1,131 $1,057
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $77
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Transfer agent fees ......................................... $28,462 $18,123 $66,818
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Transfer agent fees ......................................... $42,414 $87,295 $48,326
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Transfer agent fees ......................................... $84,579 $61,400 $62,959
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in
Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2021, were as follows:
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees ........................................................................... $781
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 580,901 $ — $ — $ 13,659 $ 594,560 50,948 $ 4,504
Franklin Income Fund, Class R6 . 11,942,166 53,949 (11,891,359) 717,949 (822,705) —
a
— 53,949
Franklin International Growth Fund,
Class R6 ................ 2,809,700 — (2,946,802) 485,848 (348,746) —
a
— —
Franklin Liberty High Yield
Corporate ETF ............ 1,128,022 2,439,528 — — 11,433 3,578,983 134,827 50,022
Franklin Liberty International
Aggregate Bond ETF ........ 1,085,024 142,100 (15,764) (287) (19,727) 1,191,346 47,464 —
Franklin Liberty Investment Grade
Corporate ETF ............ 5,137,342 545,578 (1,283,996) (63,642) (115,431) 4,219,851 161,063 72,115
Franklin Liberty Senior Loan ETF — 2,397,618 (429,931) (610) 3,357 1,970,434 79,007 27,793
Franklin Liberty U.S. Core Bond
ETF .................... 11,529,824 4,146,029 (7,497,330) (109,458) (242,623) 7,826,442 306,799 150,963
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,864,210 569,652 (55,730) (3,083) (95,850) 3,279,199 135,949 26,604
Franklin LibertyQ U.S. Equity ETF 3,520,625 — (3,590,129) 783,117 (713,613) —
a
— 7,059
Franklin U.S. Core Equity (IU) Fund 3,140,134 12,846 (623,029) 168,347 343,219 3,041,517 207,754 12,846
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,944,487 976,453 (1,399,743) 3,755 (95,743) 3,429,209 575,371 43,799
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1,298,368 20,862,078 (21,359,083) — — 801,363 801,363 24
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 616,505 $ — $ (68,485) $ 12,194 $ 38,288 $ 598,502 21,988 $ —
Templeton Foreign Fund, Class R6 1,273,505 2,694,575 (178,151) 36,273 62,349 3,888,551 500,457 —
Western Asset Income Fund, Class
IS ..................... — 6,013,278 — — — 6,013,278 976,182 —
Total Non-Controlled Affiliates $50,289,912 $41,434,585 $(51,339,532) $2,030,403 $(1,982,133) $40,433,235 $449,678
Total Affiliated Securities .... $50,289,912 $41,434,585 $(51,339,532) $2,030,403 $(1,982,133) $40,433,235 $449,678
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,170,938 — — 9,015 1,179,953 101,110 8,612
ClearBridge Large Cap Value Fund,
Class IS ................. — 2,732,210 — — 217,450 2,949,660 76,081 12,710
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,009,327 32,405 (423,750) 65,002 21,153 704,137 55,619 4,014
Franklin FTSE China ETF ..... 193,240 5,548 (198,531) 542 (799) —
a
— —
Franklin FTSE Europe ETF .... 675,662 32,644 (496,207) 93,036 (20,905) 284,230 9,852 6,066
Franklin FTSE Japan ETF ..... 349,736 381,168 (742,144) 83,254 (72,014) —
a
— —
Franklin Growth Fund, Class R6 . 4,577,804 221,949 (495,168) 30,217 487,891 4,822,693 31,816 —
Franklin International Core Equity
(IU) Fund ................ 2,107,449 562,330 (303,712) 29,214 158,432 2,553,713 195,837 23,481
Franklin International Growth Fund,
Class R6 ................ 702,671 17,844 (191,905) 36,802 (237) 565,175 24,832 —
Franklin Liberty High Yield
Corporate ETF ............ 568,443 1,381,247 (272,629) (1,482) 7,772 1,683,351 63,415 36,865
Franklin Liberty International
Aggregate Bond ETF ........ 1,481,610 255,279 (528,234) (8,435) (21,624) 1,178,596 46,956 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,532,130 663,240 (823,646) (39,557) (15,276) 1,316,891 50,263 17,100
Franklin Liberty Senior Loan ETF — 1,439,999 (136,305) (374) (4,794) 1,298,526 52,066 16,076
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,457,794 35,961 (1,488,273) (4,336) (1,146) —
a
— 2,548
Franklin Liberty Systematic Style
Premia ETF .............. 187,254 45,591 — — 2,163 235,008 11,777 2,809
Franklin Liberty U.S. Core Bond
ETF .................... 9,134,692 2,652,549 (3,060,803) (53,837) (184,761) 8,487,840 332,726 91,414
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,878,488 651,567 (958,767) (50,050) (13,519) 1,507,719 62,507 12,448
Franklin LibertyQ U.S. Equity ETF 3,349,931 357,212 (2,178,955) 355,771 (25,662) 1,858,297 43,408 20,647
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Low Duration Total Return
Fund, Class R6 ............ $ 1,679,031 $ 3,663 $ (1,684,317) $ 20,534 $ (18,911) $ —
a
— $ 5,208
Franklin Rising Dividends Fund,
Class R6 ................ 2,381,190 102,022 (2,573,667) 929,863 (839,408) —
a
— —
Franklin U.S. Core Equity (IU) Fund 4,102,258 2,685,246 (79,913) 430 739,337 7,447,358 508,699 17,204
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 153,283 7,776,338 (7,571,571) — — 358,050 358,050 14
Templeton Developing Markets
Trust, Class R6 ............ 812,524 34,817 (196,403) 19,071 42,133 712,142 26,162 —
Templeton Foreign Fund, Class R6 970,861 461,805 (119,946) 10,318 96,950 1,419,988 182,753 —
Templeton Global Total Return
Fund, Class R6 ............ 430,004 18,717 (430,072) (38,648) 19,999 —
a
— 7,241
Western Asset Core Plus Bond
Fund, Class S ............. — 1,873,999 — — 12,096 1,886,095 155,747 15,482
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 2,260,219 (1,129,678) — (2,864) 1,127,677 286,941 8,760
Total Non-Controlled Affiliates $39,735,382 $27,856,507 $(26,084,596) $1,477,335 $592,471 $43,577,099 $308,699
Total Affiliated Securities .... $39,735,382 $27,856,507 $(26,084,596) $1,477,335 $592,471 $43,577,099 $308,699
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 2,966,370 — — 39,086 3,005,456 257,537 22,228
ClearBridge Large Cap Value Fund,
Class IS ................. — 9,714,849 — — 757,394 10,472,243 270,112 44,521
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,947,628 15,309 (876,283) 149,130 195,912 3,431,696 271,066 15,309
Franklin FTSE China ETF ..... 744,331 — (746,284) 5,030 (3,077) —
a
— —
Franklin FTSE Europe ETF .... 2,496,942 — (1,780,739) 354,314 (42,159) 1,028,358 35,645 23,191
Franklin FTSE Japan ETF ..... 1,323,870 933,465 (2,303,075) 306,837 (261,097) —
a
— —
Franklin Growth Fund, Class R6 . 18,306,866 24,957 (3,100,510) 293,319 1,636,380 17,161,012 113,214 —
Franklin International Core Equity
(IU) Fund ................ 8,007,443 1,563,269 (780,672) 94,041 620,065 9,504,146 728,846 88,125
Franklin International Growth Fund,
Class R6 ................ 2,721,050 — (727,278) 165,942 (25,997) 2,133,717 93,749 —
Franklin Liberty High Yield
Corporate ETF ............ 1,440,834 3,863,547 (903,152) (4,083) 21,641 4,418,787 166,464 99,304
Franklin Liberty International
Aggregate Bond ETF ........ 3,666,985 320,354 (886,135) (14,172) (55,354) 3,031,678 120,784 —
Franklin Liberty Investment Grade
Corporate ETF ............ 3,774,470 1,302,041 (1,492,633) (62,509) (64,541) 3,456,828 131,940 47,856
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty Senior Loan ETF $ — $ 3,750,619 $ (308,339) $ (899) $ (12,779) $ 3,428,602 137,474 $ 42,134
Franklin Liberty Short Duration U.S.
Government ETF ........... 3,604,988 — (3,591,604) (10,330) (3,054) —
a
— 6,309
Franklin Liberty Systematic Style
Premia ETF .............. 586,336 155,596 — — 6,114 748,046 37,487 8,940
Franklin Liberty U.S. Core Bond
ETF .................... 24,272,456 5,276,865 (6,673,236) (144,793) (449,531) 22,281,761 873,452 243,384
Franklin Liberty U.S. Treasury Bond
ETF .................... 4,894,923 2,282,997 (3,059,565) (157,942) (2,648) 3,957,765 164,081 28,695
Franklin LibertyQ U.S. Equity ETF 12,582,170 345,414 (7,589,446) 1,532,675 (258,124) 6,612,689 154,466 76,588
Franklin Low Duration Total Return
Fund, Class R6 ............ 4,390,545 9,573 (4,404,425) 88,720 (84,413) —
a
— 13,670
Franklin Rising Dividends Fund,
Class R6 ................ 9,108,959 186,317 (9,646,102) 5,033,039 (4,682,213) —
a
— —
Franklin U.S. Core Equity (IU) Fund 15,790,078 7,940,878 — — 2,770,636 26,501,592 1,810,218 64,596
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 910,873 14,525,996 (14,001,032) — — 1,435,837 1,435,837 47
Templeton Developing Markets
Trust, Class R6 ............ 3,147,351 314,368 (277,881) 42,251 198,931 3,425,020 125,827 —
Templeton Foreign Fund, Class R6 3,783,721 1,367,739 (248,679) 25,226 356,508 5,284,515 680,118 —
Templeton Global Total Return
Fund, Class R6 ............ 1,346,867 22,269 (1,311,932) (134,474) 77,270 —
a
— 22,269
Western Asset Core Plus Bond
Fund, Class S ............. — 4,912,674 — — 38,277 4,950,951 408,832 42,921
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 4,293,584 (1,334,899) — (7,496) 2,951,189 750,939 17,742
Total Non-Controlled Affiliates $130,849,686 $66,089,050 $(66,043,901) $7,561,322 $765,731 $139,221,888 $907,829
Total Affiliated Securities .... $130,849,686 $66,089,050 $(66,043,901) $7,561,322 $765,731 $139,221,888 $907,829
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,186,598 — — 12,049 1,198,647 102,712 8,801
ClearBridge Large Cap Value Fund,
Class IS ................. — 5,819,503 — — 454,246 6,273,749 161,820 26,820
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,499,782 9,694 (556,072) 87,430 131,012 2,171,846 171,552 9,694
Franklin FTSE China ETF ..... 502,964 69,268 (572,853) 2,991 (2,370) —
a
— —
Franklin FTSE Europe ETF .... 1,466,324 — (1,009,698) 206,753 (18,812) 644,567 22,342 14,536
Franklin FTSE Japan ETF ..... 731,665 977,296 (1,742,194) 177,244 (144,011) —
a
— —
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Growth Fund, Class R6 . $ 10,345,578 $ 503,182 $ (1,668,556) $ 172,737 $ 1,018,565 $ 10,371,506 68,423 $ —
Franklin International Core Equity
(IU) Fund ................ 4,684,093 1,551,223 (667,383) 66,775 347,524 5,982,232 458,760 52,101
Franklin International Growth Fund,
Class R6 ................ 1,506,778 48,096 (297,220) 50,730 28,691 1,337,075 58,747 —
Franklin Liberty High Yield
Corporate ETF ............ 523,376 1,859,686 (610,774) (1,643) 6,941 1,777,586 66,965 43,459
Franklin Liberty International
Aggregate Bond ETF ........ 1,252,548 369,681 (389,275) (6,503) (17,183) 1,209,268 48,178 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,368,125 337,238 (269,067) (10,968) (34,711) 1,390,617 53,077 20,385
Franklin Liberty Senior Loan ETF — 1,379,590 — — (4,997) 1,374,593 55,116 14,391
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,336,287 — (1,331,326) (3,830) (1,131) —
a
— 2,339
Franklin Liberty Systematic Style
Premia ETF .............. 284,567 108,773 — — 4,499 397,839 19,937 4,755
Franklin Liberty U.S. Core Bond
ETF .................... 8,612,136 3,160,323 (2,576,991) (74,261) (156,687) 8,964,520 351,412 108,761
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,734,123 630,445 (714,412) (37,377) (20,637) 1,592,142 66,007 12,295
Franklin LibertyQ U.S. Equity ETF 7,291,097 244,792 (4,300,134) 823,029 (83,833) 3,974,951 92,851 45,298
Franklin Low Duration Total Return
Fund, Class R6 ............ 1,566,968 3,427 (1,572,014) 48,336 (46,717) —
a
— 4,960
Franklin Rising Dividends Fund,
Class R6 ................ 5,244,910 193,387 (5,660,900) 1,980,736 (1,758,133) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,352,120 5,035,599 (100,764) 4,689 1,638,585 15,930,229 1,088,130 38,259
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 461,257 12,385,189 (12,087,464) — — 758,982 758,982 24
Templeton Developing Markets
Trust, Class R6 ............ 2,067,967 90,259 (58,741) 6,148 157,785 2,263,418 83,153 —
Templeton Foreign Fund, Class R6 2,171,717 1,173,804 (275,618) 5,042 252,400 3,327,345 428,230 —
Templeton Global Total Return
Fund, Class R6 ............ 663,118 93,398 (726,015) (56,934) 26,433 —
a
— 11,904
Western Asset Core Plus Bond
Fund, Class S ............. — 1,973,785 — — 17,879 1,991,664 164,464 18,119
b
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 1,183,866 $ — $ — $ (3,001) $ 1,180,865 300,474 $ 1,611
Total Non-Controlled Affiliates $65,667,500 $40,388,102 $(37,187,471) $3,441,124 $1,804,386 $74,113,641 $438,512
Total Affiliated Securities .... $65,667,500 $40,388,102 $(37,187,471) $3,441,124 $1,804,386 $74,113,641 $438,512
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,914,604 — — 28,655 1,943,259 166,517 14,433
ClearBridge Large Cap Value Fund,
Class IS ................. — 12,368,292 — — 954,887 13,323,179 343,647 56,371
Franklin Emerging Market Core
Equity (IU) Fund ........... 6,231,816 24,166 (1,319,186) 201,868 343,337 5,482,001 433,017 24,166
Franklin FTSE China ETF ..... 1,174,547 — (1,177,628) 7,937 (4,856) —
a
— —
Franklin FTSE Europe ETF .... 3,285,049 55,051 (2,301,610) 449,041 (26,769) 1,460,762 50,633 31,701
Franklin FTSE Japan ETF ..... 1,741,892 1,694,669 (3,493,342) 371,576 (314,795) —
a
— —
Franklin Growth Fund, Class R6 . 22,993,541 112,939 (3,457,841) 923,832 1,621,630 22,194,101 146,418 —
Franklin International Core Equity
(IU) Fund ................ 10,556,792 2,789,588 (1,200,000) 145,283 769,343 13,061,006 1,001,611 114,082
Franklin International Growth Fund,
Class R6 ................ 3,316,469 133,618 (709,410) 182,756 (7,399) 2,916,034 128,121 —
Franklin Liberty High Yield
Corporate ETF ............ 744,748 3,091,346 (1,447,665) 981 12,780 2,402,190 90,495 64,612
Franklin Liberty International
Aggregate Bond ETF ........ 2,040,407 230,207 (273,807) (4,331) (32,417) 1,960,059 78,090 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,950,538 269,352 (280,656) (9,642) (50,345) 1,879,247 71,727 27,618
Franklin Liberty Senior Loan ETF — 2,335,546 (472,258) (1,301) (6,800) 1,855,187 74,386 25,250
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,924,575 — (1,917,430) (5,771) (1,374) —
a
— 3,368
Franklin Liberty Systematic Style
Premia ETF .............. 577,980 190,444 — — 5,383 773,807 38,778 9,248
Franklin Liberty U.S. Core Bond
ETF .................... 11,028,501 5,368,960 (4,007,474) (75,627) (205,426) 12,108,934 474,674 137,413
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,391,313 1,289,861 (1,449,299) (76,845) (3,455) 2,151,575 89,200 14,800
Franklin LibertyQ U.S. Equity ETF 16,257,690 84,651 (9,469,356) 2,000,278 (420,814) 8,452,449 197,441 96,586
Franklin Low Duration Total Return
Fund, Class R6 ............ 2,225,009 4,866 (2,232,174) 34,331 (32,032) —
a
— 7,042
Franklin Rising Dividends Fund,
Class R6 ................ 11,680,863 — (12,070,198) 6,121,810 (5,732,475) —
a
— —
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Equity (IU) Fund $ 20,803,766 $ 9,445,935 $ — $ — $ 3,624,841 $ 33,874,542 2,313,835 $ 85,106
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 150,290 16,204,856 (14,637,945) — — 1,717,201 1,717,201 46
Templeton Developing Markets
Trust, Class R6 ............ 5,118,546 68,154 (49,379) 4,515 399,185 5,541,021 203,564 —
Templeton Foreign Fund, Class R6 4,681,872 2,062,105 — — 520,516 7,264,493 934,941 —
Templeton Global Total Return
Fund, Class R6 ............ 1,350,909 22,336 (1,315,869) (114,738) 57,362 —
a
— 22,336
Western Asset Core Plus Bond
Fund, Class S ............. — 2,671,737 — — 19,740 2,691,477 222,252 22,874
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 1,597,768 — — (4,050) 1,593,718 405,526 2,175
Total Non-Controlled Affiliates $132,227,113 $64,031,051 $(63,282,527) $10,155,953 $1,514,652 $144,646,242 $759,227
Total Affiliated Securities .... $132,227,113 $64,031,051 $(63,282,527) $10,155,953 $1,514,652 $144,646,242 $759,227
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 6,000,971 — — 435,365 6,436,336 166,013 26,629
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,703,240 10,483 (221,424) 33,439 205,403 2,731,141 215,730 10,483
Franklin FTSE China ETF ..... 508,944 108,733 (617,915) 2,342 (2,104) —
a
— —
Franklin FTSE Europe ETF .... 1,505,969 — (998,802) 193,242 (1,402) 699,007 24,229 15,763
Franklin FTSE Japan ETF ..... 803,196 873,805 (1,705,589) 177,769 (149,181) —
a
— —
Franklin Growth Fund, Class R6 . 10,560,384 298,850 (1,484,997) 195,117 979,671 10,549,025 69,594 —
Franklin International Core Equity
(IU) Fund ................ 4,999,128 1,646,736 (612,216) 63,134 364,319 6,461,101 495,483 53,521
Franklin International Growth Fund,
Class R6 ................ 1,580,855 131,771 (375,830) 76,640 14,827 1,428,263 62,753 —
Franklin Liberty High Yield
Corporate ETF ............ 189,800 1,107,111 (654,422) 958 3,561 647,008 24,374 20,168
Franklin Liberty Investment Grade
Corporate ETF ............ 496,944 111,462 (87,351) (3,223) (11,700) 506,132 19,318 7,091
Franklin Liberty Senior Loan ETF — 650,187 (146,043) (377) (1,800) 501,967 20,127 7,020
Franklin Liberty Short Duration U.S.
Government ETF ........... 488,325 — (486,513) (1,569) (243) —
a
— 855
Franklin Liberty Systematic Style
Premia ETF .............. 242,300 94,673 — — 1,999 338,972 16,987 4,051
Franklin Liberty U.S. Core Bond
ETF .................... 2,884,293 1,966,601 (1,519,906) (27,056) (45,565) 3,258,367 127,729 36,016
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty U.S. Treasury Bond
ETF .................... $ 609,526 $ 341,522 $ (351,203) $ (18,565) $ (1,778) $ 579,502 24,025 $ 3,959
Franklin LibertyQ U.S. Equity ETF 7,510,669 177,374 (4,380,395) 863,326 (106,164) 4,064,810 94,950 46,122
Franklin Low Duration Total Return
Fund, Class R6 ............ 567,043 1,240 (568,869) 8,030 (7,444) —
a
— 1,795
Franklin Rising Dividends Fund,
Class R6 ................ 5,240,035 221,186 (5,684,646) 1,890,226 (1,666,801) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,792,410 5,050,377 (246,715) 14,136 1,680,249 16,290,457 1,112,736 39,313
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 137,383 10,861,838 (10,089,596) — — 909,625 909,625 22
Templeton Developing Markets
Trust, Class R6 ............ 2,174,948 662,479 (245,253) 39,667 134,618 2,766,459 101,633 —
Templeton Foreign Fund, Class R6 2,153,890 1,853,000 (681,780) 16,159 251,425 3,592,694 462,380 —
Western Asset Core Plus Bond
Fund, Class S ............. — 724,918 — — 8 724,926 59,862 4,270
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 432,314 — — (1,096) 431,218 109,725 588
Total Non-Controlled Affiliates $55,149,282 $33,327,631 $(31,159,465) $3,523,395 $2,076,167 $62,917,010 $277,666
Total Affiliated Securities .... $55,149,282 $33,327,631 $(31,159,465) $3,523,395 $2,076,167 $62,917,010 $277,666
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 10,517,082 — — 799,736 11,316,818 291,896 47,736
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,125,258 395,051 (535,960) 29,563 433,049 5,446,961 430,250 19,875
Franklin FTSE China ETF ..... 966,198 91,014 (1,058,828) 5,610 (3,994) —
a
— —
Franklin FTSE Europe ETF .... 2,648,329 103,124 (1,826,058) 334,094 11,209 1,270,698 44,045 28,656
Franklin FTSE Japan ETF ..... 1,342,125 2,147,444 (3,535,562) 289,109 (243,116) —
a
— —
Franklin Growth Fund, Class R6 . 19,573,768 127,703 (3,016,558) 770,866 1,399,619 18,855,398 124,392 —
Franklin International Core Equity
(IU) Fund ................ 8,702,913 3,322,308 (972,891) 110,424 633,060 11,795,814 904,587 94,249
Franklin International Growth Fund,
Class R6 ................ 2,798,056 233,835 (560,274) 108,163 56,010 2,635,790 115,808 —
Franklin Liberty Systematic Style
Premia ETF .............. 414,809 144,081 — — 3,736 562,626 28,195 6,724
Franklin Liberty U.S. Core Bond
ETF .................... 1,614,658 2,725,725 (2,293,952) (13,526) (29,885) 2,003,020 78,519 24,118
Franklin LibertyQ U.S. Equity ETF 13,815,338 — (7,878,525) 1,629,818 (274,376) 7,292,255 170,340 82,609
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Rising Dividends Fund,
Class R6 ................ $ 9,742,984 $ 154,346 $ (10,321,191) $ 4,723,981 $ (4,300,120) $ —
a
— $ —
Franklin U.S. Core Equity (IU) Fund 17,842,471 7,702,363 — — 3,104,954 28,649,788 1,956,953 72,992
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 57,646 11,179,572 (10,359,916) — — 877,302 877,302 32
Templeton Developing Markets
Trust, Class R6 ............ 4,089,916 1,105,055 (85,531) 1,056 324,565 5,435,061 199,672 —
Templeton Foreign Fund, Class R6 4,023,269 2,849,433 (811,575) 24,432 473,105 6,558,664 844,101 —
Western Asset Core Plus Bond
Fund, Class S ............. — 2,007,328 — — 32 2,007,360 165,761 16,876
b
Total Non-Controlled Affiliates $92,757,738 $44,805,464 $(43,256,821) $8,013,590 $2,387,584 $104,707,555 $393,867
Total Affiliated Securities .... $92,757,738 $44,805,464 $(43,256,821) $8,013,590 $2,387,584 $104,707,555 $393,867
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 5,870,223 — — 430,223 6,300,446 162,508 26,201
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,749,839 436,743 (343,509) 6,352 246,535 3,095,960 244,547 10,664
Franklin FTSE China ETF ..... 558,248 13,693 (573,267) 4,600 (3,274) —
a
— —
Franklin FTSE Europe ETF .... 1,526,769 148,196 (1,150,575) 202,613 3,248 730,251 25,312 16,093
Franklin FTSE Japan ETF ..... 772,464 1,145,761 (1,939,789) 165,787 (144,223) —
a
— —
Franklin Growth Fund, Class R6 . 10,032,925 476,042 (1,422,920) 171,680 993,262 10,250,989 67,628 —
Franklin International Core Equity
(IU) Fund ................ 5,008,274 1,970,720 (591,750) 47,432 382,101 6,816,777 522,759 54,418
Franklin International Growth Fund,
Class R6 ................ 1,525,111 597,827 (703,381) 61,576 49,996 1,531,129 67,273 —
Franklin Liberty Systematic Style
Premia ETF .............. 208,879 96,389 — — 3,034 308,302 15,450 3,685
Franklin Liberty U.S. Core Bond
ETF .................... 347,612 704,125 (1,041,572) 3,449 (13,614) —
a
— 2,558
Franklin LibertyQ U.S. Equity ETF 7,526,545 215,519 (4,242,572) 775,727 (9,716) 4,265,503 99,638 45,973
Franklin Rising Dividends Fund,
Class R6 ................ 5,121,977 454,070 (5,791,678) 1,799,506 (1,583,875) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,397,730 4,768,395 (340,999) 19,273 1,628,745 15,473,144 1,056,909 38,445
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 7,828,149 (6,934,506) — — 893,643 893,643 18
Templeton Developing Markets
Trust, Class R6 ............ 2,163,284 910,599 (144,917) 12,754 160,435 3,102,155 113,966 —
Templeton Foreign Fund, Class R6 2,197,341 1,759,291 (415,789) 12,517 256,846 3,810,206 490,374 —
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class S ............. $ — $ 314,276 $ — $ — $ 5 $ 314,281 25,952 $ 2,642
b
Total Non-Controlled Affiliates $49,136,998 $27,710,018 $(25,637,224) $3,283,266 $2,399,728 $56,892,786 $200,697
Total Affiliated Securities .... $49,136,998 $27,710,018 $(25,637,224) $3,283,266 $2,399,728 $56,892,786 $200,697
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 3,487,802 — — 251,181 3,738,983 96,440 15,462
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,532,282 339,770 (152,012) 2,198 142,247 1,864,485 147,274 6,242
Franklin FTSE China ETF ..... 314,018 21,747 (336,370) 2,555 (1,950) —
a
— —
Franklin FTSE Europe ETF .... 837,553 153,124 (653,861) 107,381 10,854 455,051 15,773 9,724
Franklin FTSE Japan ETF ..... 434,996 689,332 (1,137,150) 91,598 (78,776) —
a
— —
Franklin Growth Fund, Class R6 . 5,738,706 413,453 (444,377) 17,387 671,529 6,396,698 42,200 —
Franklin International Core Equity
(IU) Fund ................ 2,803,333 1,405,879 (309,453) 9,081 235,394 4,144,234 317,809 31,671
Franklin International Growth Fund,
Class R6 ................ 863,616 383,363 (396,810) 32,317 44,351 926,837 40,722 —
Franklin Liberty Systematic Style
Premia ETF .............. 111,075 70,197 — — 1,694 182,966 9,169 2,187
Franklin Liberty U.S. Core Bond
ETF .................... 224,001 383,712 (601,989) 1,362 (7,086) —
a
— 1,466
Franklin LibertyQ U.S. Equity ETF 4,237,997 315,524 (2,446,195) 362,212 85,705 2,555,243 59,688 27,381
Franklin Rising Dividends Fund,
Class R6 ................ 2,867,319 352,461 (3,346,885) 840,470 (713,365) —
a
— —
Franklin U.S. Core Equity (IU) Fund 5,291,921 3,194,486 — — 957,946 9,444,353 645,106 22,207
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 222,738 5,786,708 (5,591,355) — — 418,091 418,091 13
Templeton Developing Markets
Trust, Class R6 ............ 1,207,703 603,333 — — 97,610 1,908,646 70,119 —
Templeton Foreign Fund, Class R6 1,298,745 1,203,727 (356,552) 9,374 149,383 2,304,677 296,612 —
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class S ............. $ — $ 186,507 $ — $ — $ 4 $ 186,511 15,401 $ 1,568
b
Total Non-Controlled Affiliates $27,986,003 $18,991,125 $(15,773,009) $1,475,935 $1,846,721 $34,526,775 $117,921
Total Affiliated Securities .... $27,986,003 $18,991,125 $(15,773,009) $1,475,935 $1,846,721 $34,526,775 $117,921
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 114,438 — — 8,172 122,610 3,162 498
Franklin Emerging Market Core
Equity (IU) Fund ........... — 69,967 (9,208) (104) 2,748 63,403 5,008 192
Franklin FTSE Europe ETF .... — 37,330 (25,356) 2,569 1,469 16,012 555 319
Franklin Growth Fund, Class R6 . — 234,376 (41,309) (869) 25,014 217,212 1,433 —
Franklin International Core Equity
(IU) Fund ................ — 142,864 (11,469) 98 8,551 140,044 10,740 1,023
Franklin International Growth Fund,
Class R6 ................ — 46,203 (17,578) 567 2,181 31,373 1,378 —
Franklin Liberty Systematic Style
Premia ETF .............. — 5,972 — — 14 5,986 300 72
Franklin Liberty U.S. Core Bond
ETF .................... — 17,890 (17,780) (110) — —
a
— 31
Franklin LibertyQ U.S. Equity ETF — 169,755 (100,355) 5,708 11,240 86,348 2,017 887
Franklin Rising Dividends Fund,
Class R6 ................ — 114,360 (120,722) 6,362 — —
a
— —
Franklin U.S. Core Equity (IU) Fund — 314,995 (26,803) 303 30,691 319,186 21,802 710
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 206,697 (199,828) — — 6,869 6,869 —
Templeton Developing Markets
Trust, Class R6 ............ — 66,031 (2,674) (102) 1,249 64,504 2,370 —
Templeton Foreign Fund, Class R6 — 89,271 (17,017) 534 5,097 77,885 10,024 —
Western Asset Core Plus Bond
Fund, Class S ............. — 6,116 — — — 6,116 505 51
b
Total Non-Controlled Affiliates $— $1,636,265 $(590,099) $14,956 $96,426 $1,157,548 $3,783
Total Affiliated Securities .... $— $1,636,265 $(590,099) $14,956 $96,426 $1,157,548 $3,783
a
As of June 30, 2021, no longer held by the fund.
b
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

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g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund, so that the
operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.05% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund,
so that the expenses (including acquired fund fees and expenses but excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Funds do not exceed 0.45% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.00% based on the average net assets of the class until April 30, 2022.
h. Other Affiliated Transactions
At June 30, 2021, Templeton International Inc. owned 87.47% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares. Investment activities of this investment company could have a material impact on the Fund.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ —
Long term ................................................................................ 1,334,004
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of return of capital distributions, short term capital gains distributions from Underlying Funds, and wash sales.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
a a a a
Cost of investments ........................................ $58,738,844 $41,770,424 $127,734,212
Unrealized appreciation ...................................... $2,131,104 $6,380,158 $25,952,481
Unrealized depreciation ...................................... (572,343) (627,500) (1,666,744)
Net unrealized appreciation (depreciation) ........................ $1,558,761 $5,752,658 $24,285,737
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
a a a a
Cost of investments ........................................ $68,388,736 $126,900,296 $55,600,196
Unrealized appreciation ...................................... $13,849,737 $33,015,078 $14,066,075
Unrealized depreciation ...................................... (974,926) (1,735,212) (478,772)
Net unrealized appreciation (depreciation) ........................ $12,874,811 $31,279,866 $13,587,303
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
a a a a
Cost of investments ........................................ $88,474,223 $49,240,855 $30,784,900
Unrealized appreciation ...................................... $27,407,268 $13,811,942 $7,360,070
Unrealized depreciation ...................................... (1,008,776) (589,399) (314,425)
Net unrealized appreciation (depreciation) ........................ $26,398,492 $13,222,543 $7,045,645
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a
Cost of investments .......................................................................... $1,178,960
Unrealized appreciation ........................................................................ $96,426
Unrealized depreciation ........................................................................ (3,160)
Net unrealized appreciation (depreciation) .......................................................... $93,266
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Purchases ............................................... $41,991,690 $26,683,034 $71,166,474
Sales ................................................... $40,001,330 $25,183,710 $69,879,136
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Purchases ............................................... $39,309,998 $67,278,199 $34,013,796
Sales ................................................... $35,405,771 $65,458,831 $30,470,004
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Purchases ............................................... $48,905,463 $28,603,356 $18,866,113
Sales ................................................... $46,714,091 $26,413,048 $15,127,808
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................................. $1,738,570
Sales ..................................................................................... $596,519

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2021, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 53,356,884 $ — $ — $ 53,356,884
Index-Linked Notes ...................... — 6,139,357 — 6,139,357
Short Term Investments ................... 801,363 — — 801,363
Total Investments in Securities ........... $54,158,247 $6,139,357 $— $60,297,604
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 47,096,518 — — 47,096,518
Short Term Investments ................... 358,050 68,514 — 426,564
Total Investments in Securities ........... $47,454,568 $68,514 $— $47,523,082
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 150,369,570 — — 150,369,570
Short Term Investments ................... 1,435,837 214,543 — 1,650,380
Total Investments in Securities ........... $151,805,407 $214,543 $— $152,019,950
8. Credit Facility
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 80,186,613 $ — $ — $ 80,186,613
Short Term Investments ................... 758,982 317,952 — 1,076,934
Total Investments in Securities ........... $80,945,595 $317,952 $— $81,263,547
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 156,220,405 — — 156,220,405
Short Term Investments ................... 1,717,201 242,557 — 1,959,758
Total Investments in Securities ........... $157,937,606 $242,557 $— $158,180,163
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 68,104,820 — — 68,104,820
Short Term Investments ................... 909,625 173,053 — 1,082,678
Total Investments in Securities ........... $69,014,445 $173,053 $— $69,187,498
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 113,535,194 — — 113,535,194
Short Term Investments ................... 877,302 460,219 — 1,337,521
Total Investments in Securities ........... $114,412,496 $460,219 $— $114,872,715
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 61,522,705 — — 61,522,705
Short Term Investments ................... 893,643 47,049 — 940,692
Total Investments in Securities ........... $62,416,348 $47,049 $— $62,463,397
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 37,412,455 — — 37,412,455
Short Term Investments ................... 418,091 — — 418,091
Total Investments in Securities ........... $37,830,546 $— $— $37,830,546
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,265,357 — — 1,265,357
Short Term Investments ................... 6,869 — — 6,869
Total Investments in Securities ........... $1,272,226 $— $— $1,272,226
a
For detailed categories, see the accompanying Statement of Investments.
9. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A after they have been held for 8 years. The change will become effective August 2, 2021. Further details are disclosed in the Funds’ Prospectus.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Franklin Fund Allocator Series
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart Retirement Income Fund
Franklin LifeSmart 2020 Retirement Target Fund
Franklin LifeSmart 2025 Retirement Target Fund
Franklin LifeSmart 2030 Retirement Target Fund
Franklin LifeSmart 2035 Retirement Target Fund
Franklin LifeSmart 2040 Retirement Target Fund
Franklin LifeSmart 2045 Retirement Target Fund
Franklin LifeSmart 2050 Retirement Target Fund
Franklin LifeSmart 2055 Retirement Target Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator
Series (Trust), including a majority of the trustees who
are not “interested persons” (Independent Trustees) as
defined in the Investment Company Act of 1940 (1940 Act),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to U.S. funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Overall, the Board recalled the historic conservative nature of the LifeSmart Retirement Funds generally and the
performance of the funds in which they invest. The Board
discussed with management its ongoing evaluation of the
Funds and noted that, effective May 1, 2019, each Fund
(except for the Franklin LifeSmart Retirement Income
Fund) made changes to its glide path and asset allocation
which are characterized by both a more aggressive equity
allocation in the early years as well as continuing to adjust its allocation mix through retirement to its final landing point at
5 years post-retirement. The Board also noted that, effective
January 29, 2021, the Franklin LifeSmart Retirement Income
Fund changed its asset allocation to align its portfolio with the landing point of the glide paths of the other LifeSmart
Retirement Funds and that the other LifeSmart Retirement
Funds modified the landing point of their glide paths to be in line with the new required distribution age of 72.
Franklin LifeSmart Retirement Income Fund, Franklin
LifeSmart 2025 Retirement Target Fund and Franklin
LifeSmart 2035 Retirement Target Fund - The Performance
Universe for the Franklin LifeSmart Retirement Income Fund
included the Fund and all retail and institutional retirement income funds. The Performance Universe for each of
the Franklin LifeSmart 2025 Retirement Target Fund and
Franklin LifeSmart 2035 Retirement Target Fund included
the Fund and all retail and institutional mixed-asset target
2025 or 2035 funds, respectively. The Board noted that
the Funds’ annualized total returns for the one-, three-,
five- and 10-year periods were below the medians of their
respective Performance Universes. The Board discussed
this performance with management and management
explained that prior to May 1, 2019, each Fund’s (except
for the Franklin LifeSmart Retirement Income Fund) glide
path was one of the most conservative amongst its peers.
Management further explained that, during the past 5 years,
the more aggressive “flow through” glide paths of Fund peers have outperformed the Funds’ more conservative “flow to”
glide path with peers having a higher equity allocation and
lower fixed income allocation than the Funds. Management
also explained that, during the one-year period, the glide
path for the Funds shifted to a “defensive” glide path,
reducing exposure to equity securities in April 2020, and
then shifted back to a “neutral” glide path in July 2020.
Management further explained that the April 2020 shift
away from equity securities adversely impacted the Funds’
performance versus peers as the S&P 500 Index rallied by
approximately 23% over the period the Funds’ implemented
the “defensive” glide path. The Board noted management’s
steps to address the Funds’ underperformance, including
the implementation of the revised glide path and investment
strategies, and concluded that each Fund’s Management
Agreement should be continued for an additional one-year
period, and management’s efforts should continue to be
closely monitored.
Franklin LifeSmart 2020 Retirement Target Fund and
Franklin LifeSmart 2030 Retirement Target Fund - The
Performance Universe for each of the Franklin LifeSmart
2020 Retirement Target Fund and Franklin LifeSmart 2030
Retirement Target Fund included the Fund and all retail
and institutional mixed-asset target 2020 or 2030 funds,
respectively. The Funds commenced operations on July
1, 2013, and thus have been in operation for less than ten
years. The Board noted that the Funds’ annualized total

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returns for the one-, three- and five-year periods were below the medians of their respective Performance Universes.
The Board discussed this performance with management
and management explained that prior to May 1, 2019, each
Fund’s glide path was one of the most conservative amongst
its peers. Management further explained that, during the
past 5 years, the more aggressive “flow through” glide
paths of Fund peers have outperformed the Funds’ more
conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the
Funds. Management also explained that, during the one-year
period, the glide path for these Funds shifted to a “defensive”
glide path, reducing exposure to equity securities in April
2020, and then shifted back to a “neutral” glide path in July
2020. Management further explained that the April 2020 shift away from equity securities adversely impacted the Funds’
performance versus peers as the S&P 500 Index rallied by
approximately 23% over the period the Funds’ implemented
the “defensive” glide path. The Board noted management’s
steps to address the Funds’ underperformance, including
the implementation of the revised glide path and investment
strategies, and concluded that each Fund’s Management
Agreement should be continued for an additional one-year
period, and management’s efforts should continue to be
closely monitored.
Franklin LifeSmart 2040 Retirement Target Fund, Franklin
LifeSmart 2050 Retirement Target Fund and Franklin
LifeSmart 2055 Retirement Target Fund - The Performance
Universe for each of the Franklin LifeSmart 2040 Retirement
Target Fund, Franklin LifeSmart 2050 Retirement Target
Fund and Franklin LifeSmart 2055 Retirement Target Fund
included the Fund and all retail and institutional mixed-asset target 2040, 2050 or 2055 funds, respectively. The Franklin
LifeSmart 2040 Retirement Target Fund and Franklin
LifeSmart 2050 Retirement Target Fund commenced
operations on July 1, 2013 and the Franklin LifeSmart 2055
Retirement Target Fund commenced operations on May 1,
2015, thus each Fund has been in operation for less than
ten years. The Board noted that the Funds’ annualized total
returns for the three- and five-year periods were below the
medians of their respective Performance Universes, but
for the one-year period were above the medians of their
respective Performance Universes. The Board concluded
that each Fund’s performance was satisfactory.
Franklin LifeSmart 2045 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2045 funds. The
Board noted that the Fund’s annualized total return for the
three-, five- and ten-year periods was below the median of
its Performance Universe, but for the one-year period was
above the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
each Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of
shares. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
Franklin LifeSmart Retirement Income Fund - The Expense
Group for the Fund included the Fund, one other retirement
income fund and nine mixed-asset target today funds. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were below the medians of its
Expense Group. The Board also noted that the Fund’s
investment management agreement permits the Fund to
pay fees for services other than asset allocation services,
including in order for the Fund to employ an income
generation strategy to generate income for its managed
distribution policy. The Board further noted that the Fund
invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the 1940 Act by relying on exemptive relief provided by the U.S. Securities

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and Exchange Commission (SEC) to each underlying fund.
Pursuant to the conditions of the exemptive relief, the Board, including a majority of the Independent Trustees, determined that the Management Rate paid by the Fund is based
on services provided that are in addition to, rather than
duplicative of, the services provided under the investment
management agreements of the underlying funds in which
the Fund invests. The Board noted that the Fund’s actual
total expense ratio reflected a fee waiver from management.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Franklin LifeSmart 2020 Retirement Target Fund - The
Expense Group for the Fund included the Fund and seven
other mixed-asset target 2020 funds. The Board noted
that the Management Rate was equal to the median
of its Expense Group. The Board also noted that the
actual total expense ratio for the Fund was above the
median of its Expense Group, but reflected a fee waiver
from management. The Board further noted the small
size of the Management Rate Expense Group and that
the Management Rate paid by the Fund is solely for
asset allocation services as the Fund invests primarily
in underlying funds. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Franklin LifeSmart 2025 Retirement Target Fund, Franklin
LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart
2035 Retirement Target Fund, Franklin LifeSmart 2040
Retirement Target Fund, Franklin LifeSmart 2045 Retirement
Target Fund and Franklin LifeSmart 2050 Retirement
Target Fund - The Expense Group for each of the Franklin
LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart
2030 Retirement Target Fund, Franklin LifeSmart 2035
Retirement Target Fund, Franklin LifeSmart 2040 Retirement
Target Fund, Franklin LifeSmart 2045 Retirement Target
Fund and Franklin LifeSmart 2050 Retirement Target
Fund included the Fund and seven or eight other mixed-
asset target 2025, 2030, 2035, 2040, 2045 or 2050 funds,
respectively. The Board noted that the Management Rates
for these Funds were below the medians of their respective
Expense Groups, but their actual total expense ratios were
above the medians of their respective Expense Groups. The
Board also noted that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board further
noted the small size of each Fund’s Management Rate
Expense Group and that the Management Rate paid by each
Fund is solely for asset allocation services as each Fund
invests primarily in underlying funds. The Board concluded
that the Management Rates charged to these Funds are
reasonable.
Franklin LifeSmart 2055 Retirement Target Fund - The
Expense Group for the Fund included the Fund and seven
other mixed-asset target 2055 funds. The Board noted that
the Management Rate and the actual total expense ratio for
the Fund were below the medians of its Expense Group and
reflected a fee waiver from management. The Board further
noted the small size of the Management Rate Expense
Group and that the Management Rate paid by the Fund
is solely for asset allocation services as the Fund invests
primarily in underlying funds. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s U.S. fund business, as well as its profits in providing investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services

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provided to the Funds, as well as the need to implement
systems and meet additional regulatory and compliance
requirements resulting from recent SEC and other regulatory
requirements. The Board also considered the extent to which
the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from
transfer agent services, potential benefits resulting from
personnel and systems enhancements necessitated by fund
growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that the Funds are not of a sufficient size to likely
be able to realize economies of scale and that the asset
allocation services covered by the current Management
Rate may be less likely to experience economies of scale as
assets grow.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart
T M
2060 Retirement Target Fund
(Fund)
At a meeting held on July 15, 2020 (Meeting), the Board of
Trustees (Board) of Franklin Fund Allocator Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved a
new investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the
Fund (Management Agreement) for an initial two-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the Management Agreement.
In considering the approval of the Management Agreement,
the Board reviewed and considered information provided by
the Manager in connection with the Meeting and throughout
the year at meetings of the Board and its committees. The
Board reviewed and considered all of the factors it deemed
relevant in approving the Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund
grows. The Board also reviewed and considered the form of
Management Agreement and the terms of the Management
Agreement which were discussed at the Meeting, noting
that the form of Management Agreement was substantially
the same as the standard forms of investment management
agreement (that include administration services) for the
other funds in the Franklin Templeton (FT) family of funds
(other than the existing retirement target funds that are
series of the Trust (Existing Target Funds)). Management
explained that while the Existing Target Funds currently
have a more antiquated investment management and asset
allocation agreement that limits the Manager’s investment
management fee to asset allocation services (not general
investment management services), the level of investment
management fees to be paid by the Fund and the nature,
extent and quality of services to be provided to the Fund, will be the same as those for the Existing Target Funds.
In approving the Management Agreement, the Board,
including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement
are fair and reasonable and that the approval of such
Management Agreement is in the interests of the Fund and
its shareholders. While attention was given to all information furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included,
among other things, management’s explanation that, in light
of increased investor inquiries, management is proposing
to create the Fund to be an extension of the Trust’s suite of
Existing Target Funds to remain competitive in the retirement target fund marketplace; the Fund’s proposed investment
goal and strategies, glide path, eligible underlying funds

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and service providers, which are expected to be the same
as the Existing Target Funds; the qualifications, background and experience of the investment personnel that will be
responsible for the day-to-day portfolio management of the
Fund; the Manager’s experience as the manager of other
funds and accounts, including other series of the Trust and
other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the
Manager’s compliance capabilities, as demonstrated by,
among other things, its policies and procedures reasonably
designed to prevent violations of the Federal Securities Laws
(as defined in Rule 38a-1 of the Investment Company Act of
1940).
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced
investment operations, there was no investment
performance for the Fund. The Board considered the
proposed performance benchmark for the Fund and how
such benchmark would be utilized to measure performance
of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s estimated total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board considered the estimated
total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable
to and with a similar expense structure proposed for the
Fund (Expense Group) as selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent organization.
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report (excluding
the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
estimated total expense ratio was shown for Class A shares
of the Fund and the actual total expense ratio was shown
for Class A shares of each of the other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in
the Expense Group.
The Expense Group for the Fund included the Fund and
seven other mixed-asset target 2060 funds. The Board
noted that the proposed Management Rate and estimated
total expense ratio were below the medians of the Fund’s
Expense Group. The Board further noted that the Fund
invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment
Company Act of 1940 by relying on exemptive relief provided
by the U.S. Securities and Exchange Commission to each
underlying fund. Pursuant to the conditions of the exemptive relief, the Board, including a majority of the Independent
Trustees, determined that the Management Rate paid by the
Fund is based on services provided that are in addition to,
rather than duplicative of, the services provided under the
investment management agreements of the underlying funds
in which the Fund invests. The Board concluded that the
Management Rate to be charged to the Fund is reasonable.
In doing so, the Board noted that the Fund’s estimated total expense ratio reflected a fee waiver from management.
Profitability
The Board then noted that the Manager (and its affiliates)
could not report any financial results from their relationships with the Fund because the Fund has not yet commenced
investment operations, and thus, the Board could not
evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the
Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board, including a majority
of the Independent Trustees, approved the Management
Agreement for the Fund for an initial two-year period.

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Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Semiannual Report
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

RTF S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended June 30, 2021, the U.S.
economy continued to recover from the effects of the
coronavirus (COVID-19) pandemic. The recovery
accelerated in 2021’s first quarter, with total U.S. economic output nearly reaching pre-pandemic levels. The lifting of
restrictions, solid vaccination rates, additional fiscal stimulus measures and steady improvement in consumer confidence
drove spending higher and fueled optimism about the
ongoing recovery.
During the period, the U.S. Federal Reserve held the
federal funds rate unchanged at 0.25% to support credit
markets and U.S. economic activity, and it continued broad
quantitative easing and its policy to allow more flexibility to keep interest rates low, while maintaining a 2% average
inflation target.
Rebounding global economic activity, ongoing monetary
and fiscal stimulus measures, easing lockdown restrictions
and the implementation of vaccination programs globally
led many equity markets to reach all-time price highs. In
this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), returned
+14.41% (the index increasing from 3,756.07 to 4,297.50).
1,3
The prices of stocks in global developed markets, as
measured by the MSCI World Index, returned +12.16% (the
index increasing from 2,690.044 to 3,017.228).
2,3
Investment-
grade bonds, as measured by the Bloomberg Barclays U.S.
Aggregate Bond Index (Bloomberg Index), posted a -1.60%
total return (an index decrease from 2,392.02 to 2,353.64),
which includes reinvestment of income and distributions.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ semiannual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of June 30,
2021 , unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +15.25% (index total return resulting in an increase from 7,759.35 to 8,942.78) and MSCI World Index +13.33% (index total return resulting in an increase from 11,625.199 to 13,174.277).
4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Economic and Market Overview 3
Franklin Conservative Allocation Fund 4
Franklin Moderate Allocation Fund 9
Franklin Growth Allocation Fund 14
Financial Highlights and Statements of Investments 19
Financial Statements 40
Notes to Financial Statements 45
Shareholder Information 60
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +12.30%
total return for the six months ended June 30, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, rebounding economic activity and easing novel
coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
The foregoing information reflects our analysis and opinions as of June 30, 2021 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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franklintempleton.com
Semiannual Report
Franklin Conservative Allocation Fund
This semiannual report for Franklin Conservative Allocation
Fund covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a lower level of risk.
Performance Overview
The Fund’s Class A shares posted a +4.91% cumulative
total return for the six months under review. In comparison, the Linked Franklin Conservative Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +2.95% cumulative total
return.
2
The Fund’s equity benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a +12.30% cumulative total return.
3
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
3
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. We allocate the Fund’s
assets among the broad asset classes of equity and fixed
income investments by investing primarily in a distinctly-
weighted combination of underlying funds, based on each
underlying fund’s predominant asset class and strategy.
These underlying funds, in turn, invest in a variety of U.S.
and foreign equity and fixed income securities, and may
also have exposure to derivative instruments. We use the
following as a general guide in allocating the Fund’s assets among the broad asset classes: 60% fixed income funds and
40% equity funds. When selecting equity funds, we consider
the fund investments’ foreign and domestic exposure,
market capitalization ranges and investment styles (growth
versus value). When selecting fixed income funds, we focus
primarily on maximizing income appropriate to the Fund’s
risk profile.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
At period-end, Franklin Conservative Allocation Fund
allocated 53.6% of total net assets to fixed income and
45.4% to equity. Domestic fixed income exposure was
95.3% of the total fixed income weighting, with the balance
represented by foreign fixed income. Franklin Liberty U.S.
Core Bond ETF was our largest fixed income fund weighting
at 21.9% of the Fund’s total net assets. On the equity side, domestic exposure was 78.0% of the Fund’s total equity
weighting, with the balance represented by foreign equity.
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Fixed Income 51.1%
Domestic Equity 35.4%
Foreign Equity 10.0%
Foreign Fixed Income 2.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.5%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
24
.

Franklin Conservative Allocation Fund
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The Portfolio was diversified across capitalization sizes
and investment styles, and on June 30, 2021, we held
shares in equity funds that invest in large-, mid- and small-
capitalization equity securities and represent both growth
and value styles. Franklin U.S. Core Equity (IU) Fund was
our largest equity fund weighting at 14.4% of total net assets.
During the six-month reporting period, our largest domestic
equity fund holding, Franklin U.S. Core Equity (IU) Fund,
outperformed the MSCI ACWI-NR, while our largest foreign
equity fund holding, Franklin International Core Equity (IU)
Fund, underperformed the index. On the fixed income side,
our largest domestic fixed income fund holding, Franklin
Liberty U.S. Core Bond ETF, and our largest foreign fixed
income fund holding, Franklin Liberty International Aggregate
Bond ETF, performed better than the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
Conservative Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 21.9%
Franklin U.S. Cor e Equity (IU) Fund 14.4%
Franklin Growth Fund, Class R6 9.2%
ClearBridge Large Cap Value Fund, Class IS 5.6%
Western Asset Core Plus Bond Fund, Class S 4.9%
Franklin Liberty High Yield Corporate ETF 4.4%
Franklin Liberty U.S. Treasury Bond ETF 3.9%
Schwab U.S. TIPS ETF 3.9%
Franklin International Core Equity (IU) Fund 3.6%
Franklin LibertyQ U.S. Equity ETF 3.5%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2021
Franklin Conservative Allocation Fund
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +4.91% -0.86%
1-Year +15.00% +8.69%
5-Year +42.48% +6.13%
10-Year +67.75% +4.71%
Advisor
6-Month +5.03% +5.03%
1-Year +15.29% +15.29%
5-Year +44.36% +7.62%
10-Year +72.09% +5.58%
See page 7 for Performance Summary footnotes.

Franklin Conservative Allocation Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain Total
A $0.0691 $0.0637 $0.1328
C $0.0232 $0.0637 $0.0869
R $0.0508 $0.0637 $0.1145
R6 $0.0911 $0.0637 $0.1548
Advisor $0.0867 $0.0637 $0.1504
Total Annual Operating Expenses
5
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Conservative Allocation Fund
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,049.10 $3.12 $1,021.75 $3.08 0.61%
C $1,000 $1,045.60 $6.92 $1,018.03 $6.83 1.36%
R $1,000 $1,048.70 $4.39 $1,020.51 $4.33 0.86%
R6 $1,000 $1,051.30 $1.48 $1,023.35 $1.46 0.29%
Advisor $1,000 $1,050.30 $1.86 $1,022.98 $1.84 0.37%

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Semiannual Report
Franklin Moderate Allocation Fund
This semiannual report for Franklin Moderate Allocation
Fund covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a moderate level of risk.
Performance Overview
The Fund’s Class A shares posted a +7.67% cumulative
total return for the six months under review. In comparison, the Linked Franklin Moderate Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +6.00% cumulative total
return.
2
The Fund’s equity benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a +12.30% cumulative total return.
3
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
3
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. We allocate the Fund’s
assets among the broad asset classes of equity and fixed
income investments by investing primarily in a distinctly-
weighted combination of underlying funds, based on each
underlying fund’s predominant asset class and strategy.
These underlying funds, in turn, invest in a variety of U.S.
and foreign equity and fixed-income securities, and may
also have exposure to derivative instruments. We use
the following as a general guide in allocating the Fund’s
assets among the broad asset classes: 60% equity funds
and 40% fixed income funds. When selecting equity funds,
we consider the fund investments’ foreign and domestic
exposure, market capitalization ranges and investment styles
(growth versus value). When selecting fixed income funds,
we focus primarily on maximizing income appropriate to the
Fund’s risk profile.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
At period-end, Franklin Moderate Allocation Fund allocated
65.3% of total net assets to equity and 33.3% to fixed
income. Domestic equity exposure was 76.3% of the
Fund’s total equity weighting, with the balance represented
by foreign equity. The Portfolio was diversified across
capitalization sizes and investment styles, and on June 30,
2021, we held shares in equity funds that invest in large-,
mid- and small-capitalization equity securities and represent both growth and value styles. Franklin U.S. Core Equity (IU)
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 49.8%
Domestic Fixed Income 31.8%
Foreign Equity 15.5%
Foreign Fixed Income 1.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.9%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 31 .

Franklin Moderate Allocation Fund
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Fund was our largest equity fund weighting at 20.2% of total net assets. On the fixed income side, domestic exposure
was 95.5% of the Fund’s total fixed income weighting, with
the balance represented by foreign fixed income. Franklin
Liberty U.S. Core Bond ETF was our largest fixed income
fund weighting at 13.7% of the Fund’s total net assets.
During the six-month reporting period, our largest domestic
equity fund holding, Franklin U.S. Core Equity (IU) Fund,
outperformed the MSCI ACWI-NR, while our largest foreign
equity fund holding, Franklin International Core Equity (IU)
Fund, underperformed the index. On the fixed income side,
our largest domestic fixed income fund holding, Franklin
Liberty U.S. Core Bond ETF, and our largest foreign fixed
income fund holding, Franklin Liberty International Aggregate
Bond ETF, performed better than the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
Moderate Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 20.2%
Franklin Liberty U.S. Core Bond ETF 13.7%
Franklin Growth Fund, Class R6 12.9%
ClearBridge Large Cap Value Fund, Class IS 7.8%
Franklin International Core Equity (IU) Fund 5.3%
Franklin LibertyQ U.S. Equity ETF 5.0%
iShares Core S&P U.S. Value ETF 3.9%
Western Asset Core Plus Bond Fund, Class S 3.1%
Templeton Foreign Fund, Class R6 3.0%
Franklin Liberty High Yield Corporate ETF 2.7%

Performance Summary as of June 30, 2021
Franklin Moderate Allocation Fund
11
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +7.67% +1.75%
1-Year +22.23% +15.53%
5-Year +60.80% +8.73%
10-Year +97.89% +6.46%
Advisor
6-Month +7.78% +7.78%
1-Year +22.58% +22.58%
5-Year +62.86% +10.25%
10-Year +103.05% +7.34%
See page 12 for Performance Summary footnotes.

Franklin Moderate Allocation Fund
Performance Summary
12
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Bond prices gen-
erally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1.As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0612 $0.0672 $0.1611 $0.2895
C $0.0063 $0.0672 $0.1611 $0.2346
R $0.0413 $0.0672 $0.1611 $0.2696
R6 $0.0860 $0.0672 $0.1611 $0.3143
Advisor $0.0808 $0.0672 $0.1611 $0.3091
Total Annual Operating Expenses
5
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Moderate Allocation Fund
13
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,076.70 $3.19 $1,021.72 $3.11 0.62%
C $1,000 $1,071.90 $7.04 $1,018.00 $6.85 1.37%
R $1,000 $1,074.90 $4.48 $1,020.48 $4.36 0.87%
R6 $1,000 $1,078.20 $1.54 $1,023.32 $1.50 0.30%
Advisor $1,000 $1,077.80 $1.91 $1,022.96 $1.86 0.37%

14
franklintempleton.com
Semiannual Report
Franklin Growth Allocation Fund
This semiannual report for Franklin Growth Allocation Fund
covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a higher level of risk.
Performance Overview
The Fund’s Class A shares posted a +10.35% cumulative
total return for the six months under review. In comparison, the Linked Franklin Growth Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +9.12% cumulative total
return.
2
The Fund’s equity benchmark, the MSCI All Country
World Index-NR (ACWI-NR), which measures equity market
performance in global developed and emerging markets,
posted a +12.30% cumulative total return.
3
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -2.95% cumulative total return.
3
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. We allocate the Fund’s
assets among the broad asset classes of equity and fixed
income investments by investing primarily in a distinctly-
weighted combination of underlying funds, based on each
underlying fund’s predominant asset class and strategy.
These underlying funds, in turn, invest in a variety of U.S.
and foreign equity and fixed-income securities, and may
also have exposure to derivative instruments. We use
the following as a general guide in allocating the Fund’s
assets among the broad asset classes: 80% equity funds
and 20% fixed income funds. When selecting equity funds,
we consider the fund investments’ foreign and domestic
exposure, market capitalization ranges and investment styles
(growth versus value). When selecting fixed income funds,
we focus primarily on maximizing income appropriate to the
Fund’s risk profile.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
At period-end, Franklin Growth Allocation Fund allocated
85.1% of total net assets to equity and 13.5% to fixed
income. Domestic equity exposure was 75.0% of the
Fund’s total equity weighting, with the balance represented
by foreign equity. The Portfolio was diversified across
capitalization sizes and investment styles, and on June 30,
2021, we held shares in equity funds that invest in large-,
mid- and small-capitalization equity securities and represent both growth and value styles. Franklin U.S. Core Equity (IU)
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 63.8%
Foreign Equity 21.3%
Domestic Fixed Income 12.5%
Foreign Fixed Income 1.0%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.9%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
38
.

Franklin Growth Allocation Fund
15
franklintempleton.com
Semiannual Report
Fund was our largest equity fund weighting at 25.1% of total net assets. On the fixed income side, domestic exposure
was 92.6% of the Fund’s total fixed income weighting, with
the balance represented by foreign fixed income. Franklin
Liberty U.S. Core Bond ETF was our largest fixed income
fund weighting at 5.2% of the Fund’s total net assets.
During the six-month reporting period, our largest domestic
equity fund holding, Franklin U.S. Core Equity (IU) Fund,
outperformed the MSCI ACWI-NR, while our largest foreign
equity fund holding, Franklin International Core Equity (IU)
Fund, underperformed the index. On the fixed income side,
our largest domestic fixed income fund holding, Franklin
Liberty U.S. Core Bond ETF, and our largest foreign fixed
income fund holding, Franklin Liberty International Aggregate
Bond ETF, performed better than the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin Growth
Allocation Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 25.1%
Franklin Growth Fund, Class R6 17.2%
ClearBridge Large Cap Value Fund, Class IS 10.0%
Franklin International Core Equity (IU) Fund 7.3%
Franklin LibertyQ U.S. Equity ETF 6.4%
Franklin Liberty U.S. Core Bond ETF 5.2%
iShares Core S&P U.S. Value ETF 5.1%
Templeton Foreign Fund, Class R6 4.1%
Franklin Emerging Market Core Equity (IU) Fund 2.5%
Templeton Developing Markets Trust, Class R6 2.5%

Performance Summary as of June 30, 2021
Franklin Growth Allocation Fund
16
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +10.35% +4.30%
1-Year +29.81% +22.68%
5-Year +79.33% +11.13%
10-Year +132.93% +8.21%
Advisor
6-Month +10.46% +10.46%
1-Year +30.15% +30.15%
5-Year +81.59% +12.67%
10-Year +138.92% +9.10%
See page 17 for Performance Summary footnotes.

Franklin Growth Allocation Fund
Performance Summary
17
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1.As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0506 $0.1103 $0.2615 $0.4224
C $0.0092 $0.1103 $0.2615 $0.3810
R $0.0268 $0.1103 $0.2615 $0.3986
R6 $0.0836 $0.1103 $0.2615 $0.4554
Advisor $0.0743 $0.1103 $0.2615 $0.4461
Total Annual Operating Expenses
5
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
Franklin Growth Allocation Fund
18
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and ex penses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,103.50 $3.38 $1,021.58 $3.25 0.65%
C $1,000 $1,099.90 $7.28 $1,017.86 $6.99 1.40%
R $1,000 $1,102.20 $4.68 $1,020.34 $4.50 0.90%
R6 $1,000 $1,105.20 $1.57 $1,023.30 $1.51 0.30%
Advisor $1,000 $1,104.60 $2.08 $1,022.82 $2.00 0.40%

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.95 $14.08 $13.33 $14.86 $13.74 $13.40
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.22 0.32 0.39 0.20 0.14
Net realized and unrealized gains (losses) 0.65 1.05 1.43 (0.90) 1.25 0.45
Total from investment operations ........ 0.73 1.27 1.75 (0.51) 1.45 0.59
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.23) (0.33) (0.38) (0.24) (0.15)
Net realized gains ................. (0.06) (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ................... (0.13) (0.40) (1.00) (1.02) (0.33) (0.25)
Net asset value, end of period .......... $15.55 $14.95 $14.08 $13.33 $14.86 $13.74
Total return
d
....................... 4.91% 9.30% 13.25% (3.44)% 10.58% 4.39%
Ratios to average net assets
e
Expenses
f,g
........................ 0.62% 0.63% 0.63%
h
0.63%
h
0.63% 0.63%
Net investment income
c
............... 1.04% 1.54% 2.25% 2.57% 1.37% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $1,008,848 $941,777 $839,134 $778,221 $800,141 $809,039
Portfolio turnover rate ................ 49.86% 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.62 $13.77 $13.06 $14.57 $13.47 $13.15
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.10 0.20 0.24 0.09 0.04
Net realized and unrealized gains (losses) 0.64 1.05 1.40 (0.84) 1.23 0.43
Total from investment operations ........ 0.66 1.15 1.60 (0.60) 1.32 0.47
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.13) (0.22) (0.27) (0.13) (0.05)
Net realized gains ................. (0.06) (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ................... (0.08) (0.30) (0.89) (0.91) (0.22) (0.15)
Net asset value, end of period .......... $15.20 $14.62 $13.77 $13.06 $14.57 $13.47
Total return
d
....................... 4.56% 8.51% 12.35% (4.14)% 9.80% 3.55%
Ratios to average net assets
e
Expenses
f,g
........................ 1.37% 1.38% 1.38%
h
1.38%
h
1.38% 1.37%
Net investment income
c
............... 0.28% 0.76% 1.50% 1.82% 0.62% 0.27%
Supplemental data
Net assets, end of period (000’s) ........ $207,172 $212,656 $252,407 $285,547 $423,890 $470,582
Portfolio turnover rate ................ 49.86% 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.88 $14.02 $13.28 $14.80 $13.69 $13.35
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.18 0.28 0.33 0.16 0.10
Net realized and unrealized gains (losses) 0.66 1.05 1.42 (0.87) 1.24 0.45
Total from investment operations ........ 0.72 1.23 1.70 (0.54) 1.40 0.55
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.20) (0.29) (0.34) (0.20) (0.11)
Net realized gains ................. (0.06) (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ................... (0.11) (0.37) (0.96) (0.98) (0.29) (0.21)
Net asset value, end of period .......... $15.49 $14.88 $14.02 $13.28 $14.80 $13.69
Total return
d
....................... 4.87% 8.98% 12.93% (3.64)% 10.25% 4.15%
Ratios to average net assets
e
Expenses
f,g
........................ 0.87% 0.88% 0.88%
h
0.88%
h
0.88% 0.88%
Net investment income
c
............... 0.78% 1.28% 2.00% 2.32% 1.12% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $63,579 $66,208 $71,153 $80,338 $103,629 $124,018
Portfolio turnover rate ................ 49.86% 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.92 $14.06 $13.31 $14.84 $13.72 $13.39
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.26 0.36 0.44 0.25 0.18
Net realized and unrealized gains (losses) 0.65 1.05 1.44 (0.90) 1.25 0.44
Total from investment operations ........ 0.75 1.31 1.80 (0.46) 1.50 0.62
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.28) (0.38) (0.43) (0.29) (0.19)
Net realized gains ................. (0.06) (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ................... (0.15) (0.45) (1.05) (1.07) (0.38) (0.29)
Net asset value, end of period .......... $15.52 $14.92 $14.06 $13.31 $14.84 $13.72
Total return
d
....................... 5.13% 9.61% 13.64% (3.11)% 10.99% 4.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.40% 0.40% 0.42% 0.40% 0.32% 0.30%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.29% 0.30% 0.31%
g
0.29%
g
0.28% 0.28%
Net investment income
c
............... 1.38% 1.86% 2.57% 2.91% 1.72% 1.36%
Supplemental data
Net assets, end of period (000’s) ........ $2,774 $2,537 $2,364 $2,253 $2,149 $2,197
Portfolio turnover rate ................ 49.86% 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.95 $14.08 $13.33 $14.86 $13.74 $13.39
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.25 0.36 0.43 0.25 0.17
Net realized and unrealized gains (losses) 0.65 1.06 1.43 (0.90) 1.24 0.45
Total from investment operations ........ 0.75 1.31 1.79 (0.47) 1.49 0.62
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.27) (0.37) (0.42) (0.28) (0.17)
Net realized gains ................. (0.06) (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ................... (0.15) (0.44) (1.04) (1.06) (0.37) (0.27)
Net asset value, end of period .......... $15.55 $14.95 $14.08 $13.33 $14.86 $13.74
Total return
d
....................... 5.03% 9.58% 13.53% (3.19)% 10.88% 4.69%
Ratios to average net assets
e
Expenses
f,g
........................ 0.37% 0.38% 0.38%
h
0.38%
h
0.38% 0.38%
Net investment income
c
............... 1.30% 1.79% 2.50% 2.82% 1.62% 1.26%
Supplemental data
Net assets, end of period (000’s) ........ $53,479 $48,041 $44,022 $38,031 $38,934 $27,578
Portfolio turnover rate ................ 49.86% 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin Conservative Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 330,398 $ 6,593,026
Domestic Equity 35.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,915,883 74,278,777
a
Franklin Growth Fund, Class R6 ........................................ 807,309 122,371,885
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,079,878 46,229,577
a
Franklin U.S. Core Equity (IU) Fund ..................................... 13,151,144 192,532,752
iShares Core S&P U.S. Value ETF ...................................... 510,093 36,706,292
472,119,283
Domestic Fixed Income 51.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 2,837,572 33,114,468
a
Franklin Liberty High Yield Corporate ETF ................................. 2,192,237 58,192,931
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,738,144 45,539,373
a
Franklin Liberty Senior Loan ETF ....................................... 1,808,137 45,094,937
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,488,399 293,069,058
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,158,389 52,062,069
Schwab U.S. TIPS ETF ............................................... 829,926 51,878,674
a
Western Asset Core Plus Bond Fund, Class S .............................. 5,377,916 65,126,561
a
Western Asset Short-Term Bond Fund, Class IS ............................ 9,888,312 38,861,066
682,939,137
Foreign Equity 10.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,093,694 13,846,166
a
Franklin FTSE Europe ETF ............................................ 179,521 5,179,181
a
Franklin International Core Equity (IU) Fund ............................... 3,671,194 47,872,376
a
Franklin International Growth Fund, Class R6 .............................. 472,114 10,745,323
iShares MSCI EAFE Value ETF ......................................... 308,673 15,976,914
a
Templeton Developing Markets Trust, Class R6 ............................. 493,225 13,425,578
a
Templeton Foreign Fund, Class R6 ...................................... 3,425,771 26,618,238
133,663,776
Foreign Fixed Income 2.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,330,673 33,399,892
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,141,549,870) ..............................................................
1,328,715,114
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 8,899,365 8,899,365
Total Money Market Funds (Cost $8,899,365) ...................................
8,899,365

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $757,436)
BNP Paribas Securities Corp. (Maturity Value $552,731)
Deutsche Bank Securities, Inc. (Maturity Value $84,106)
HSBC Securities (USA), Inc. (Maturity Value $120,599)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $773,122) ......................................... $ 757,436 $ 757,436
Total Repurchase Agreements (Cost $757,436) ..................................
757,436
Total Short Term Investments (Cost $9,656,801 ) .................................
9,656,801
a
Total Investments (Cost $1,151,206,671) 100.2% ................................
$1,338,371,915
Other Assets, less Liabilities (0.2)% ...........................................
(2,520,548)
Net Assets 100.0% ...........................................................
$1,335,851,367
See abbreviations on page 59 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.17 $15.08 $14.06 $16.11 $14.86 $14.49
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.19 0.28 0.34 0.20 0.14
Net realized and unrealized gains (losses) 1.17 1.60 2.15 (1.11) 2.01 0.56
Total from investment operations ........ 1.24 1.79 2.43 (0.77) 2.21 0.70
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.22) (0.28) (0.33) (0.29) (0.12)
Net realized gains ................. (0.23) (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ................... (0.29) (0.70) (1.41) (1.28) (0.96) (0.33)
Net asset value, end of period .......... $17.12 $16.17 $15.08 $14.06 $16.11 $14.86
Total return
d
....................... 7.67% 12.37% 17.40% (4.82)% 14.98% 4.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.62% 0.64% 0.63% 0.63% 0.66% 0.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62%
g
0.64%
g,h
0.63%
g,h
0.63%
g
0.65% 0.63%
g
Net investment income
c
............... 0.80% 1.29% 1.78% 2.02% 1.23% 0.93%
Supplemental data
Net assets, end of period (000’s) ........ $1,686,647 $1,573,566 $1,456,531 $1,318,198 $1,407,956 $1,416,532
Portfolio turnover rate ................ 40.15% 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.64 $14.60 $13.65 $15.66 $14.48 $14.12
Income from investment operations
a
:
Net investment income
b,c
............ —
d
0.07 0.15 0.17 0.07 0.03
Net realized and unrealized gains (losses) 1.13 1.56 2.09 (1.02) 1.94 0.55
Total from investment operations ........ 1.13 1.63 2.24 (0.85) 2.01 0.58
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.11) (0.16) (0.21) (0.16) (0.01)
Net realized gains ................. (0.23) (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ................... (0.24) (0.59) (1.29) (1.16) (0.83) (0.22)
Net asset value, end of period .......... $16.53 $15.64 $14.60 $13.65 $15.66 $14.48
Total return
e
....................... 7.19% 11.57% 16.52% (5.54)% 14.10% 4.25%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.37% 1.39% 1.38% 1.38% 1.41% 1.37%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.37%
h
1.39%
h,i
1.38%
h,i
1.38%
h
1.40% 1.37%
h
Net investment income
c
............... 0.03% 0.50% 1.03% 1.27% 0.48% 0.19%
Supplemental data
Net assets, end of period (000’s) ........ $275,156 $289,283 $339,845 $375,494 $568,280 $595,911
Portfolio turnover rate ................ 40.15% 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.15 $15.05 $14.04 $16.08 $14.82 $14.44
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.15 0.23 0.27 0.14 0.10
Net realized and unrealized gains (losses) 1.17 1.61 2.15 (1.07) 2.02 0.57
Total from investment operations ........ 1.21 1.76 2.38 (0.80) 2.16 0.67
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.18) (0.24) (0.29) (0.23) (0.08)
Net realized gains ................. (0.23) (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ................... (0.27) (0.66) (1.37) (1.24) (0.90) (0.29)
Net asset value, end of period .......... $17.09 $16.15 $15.05 $14.04 $16.08 $14.82
Total return
d
....................... 7.49% 12.17% 17.05% (5.04)% 14.69% 4.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.87% 0.89% 0.88% 0.88% 0.91% 0.88%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.87%
g
0.89%
g,h
0.88%
g,h
0.88%
g
0.90% 0.88%
g
Net investment income
c
............... 0.54% 1.01% 1.53% 1.77% 0.98% 0.68%
Supplemental data
Net assets, end of period (000’s) ........ $70,436 $68,789 $78,999 $87,277 $119,920 $158,192
Portfolio turnover rate ................ 40.15% 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.17 $15.08 $14.06 $16.11 $14.86 $14.49
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.24 0.34 0.41 0.26 0.19
Net realized and unrealized gains (losses) 1.18 1.60 2.15 (1.12) 2.01 0.57
Total from investment operations ........ 1.27 1.84 2.49 (0.71) 2.27 0.76
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.27) (0.34) (0.39) (0.35) (0.18)
Net realized gains ................. (0.23) (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ................... (0.32) (0.75) (1.47) (1.34) (1.02) (0.39)
Net asset value, end of period .......... $17.12 $16.17 $15.08 $14.06 $16.11 $14.86
Total return
d
....................... 7.82% 12.76% 17.81% (4.49)% 15.40% 5.34%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.33% 0.33% 0.34% 0.35% 0.30% 0.28%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30%
g
0.29%
g
0.29% 0.28% 0.28%
h
Net investment income
c
............... 1.11% 1.61% 2.12% 2.36% 1.60% 1.28%
Supplemental data
Net assets, end of period (000’s) ........ $6,571 $6,767 $6,666 $5,141 $4,492 $5,106
Portfolio turnover rate ................ 40.15% 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.19 $15.09 $14.07 $16.12 $14.88 $14.50
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.23 0.32 0.39 0.26 0.17
Net realized and unrealized gains (losses) 1.17 1.61 2.15 (1.11) 1.98 0.58
Total from investment operations ........ 1.26 1.84 2.47 (0.72) 2.24 0.75
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.26) (0.32) (0.38) (0.33) (0.16)
Net realized gains ................. (0.23) (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ................... (0.31) (0.74) (1.45) (1.33) (1.00) (0.37)
Net asset value, end of period .......... $17.14 $16.19 $15.09 $14.07 $16.12 $14.88
Total return
d
....................... 7.78% 12.72% 17.68% (4.57)% 15.20% 5.26%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.37% 0.39% 0.38% 0.38% 0.41% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.37%
g
0.39%
g,h
0.38%
g,h
0.38%
g
0.40% 0.38%
g
Net investment income
c
............... 1.06% 1.53% 2.03% 2.27% 1.48% 1.18%
Supplemental data
Net assets, end of period (000’s) ........ $74,453 $66,421 $61,026 $55,052 $52,575 $39,052
Portfolio turnover rate ................ 40.15% 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 521,000 $ 10,396,451
Domestic Equity 49.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 4,272,087 165,628,807
a
Franklin Growth Fund, Class R6 ........................................ 1,796,757 272,352,411
a
Franklin LibertyQ U.S. Equity ETF ....................................... 2,445,960 104,711,548
a
Franklin U.S. Core Equity (IU) Fund ..................................... 29,099,897 426,022,493
iShares Core S&P U.S. Value ETF ...................................... 1,137,592 81,861,120
1,050,576,379
Domestic Fixed Income 31.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 2,684,092 31,323,353
a
Franklin Liberty High Yield Corporate ETF ................................. 2,177,846 57,810,922
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,727,066 45,249,129
a
Franklin Liberty Senior Loan ETF ....................................... 1,793,036 44,718,318
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,378,928 290,276,453
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,142,773 51,685,399
Schwab U.S. TIPS ETF ............................................... 822,995 51,445,417
a
Western Asset Core Plus Bond Fund, Class S .............................. 5,338,995 64,655,225
a
Western Asset Short-Term Bond Fund, Class IS ............................ 9,774,919 38,415,430
675,579,646
Foreign Equity 15.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 2,996,509 37,935,800
a
Franklin FTSE Europe ETF ............................................ 437,388 12,618,644
a
Franklin International Core Equity (IU) Fund ............................... 8,631,657 112,556,808
a
Franklin International Growth Fund, Class R6 .............................. 1,116,620 25,414,272
iShares MSCI EAFE Value ETF ......................................... 730,934 37,833,144
a
Templeton Developing Markets Trust, Class R6 ............................. 1,360,511 37,033,111
a
Templeton Foreign Fund, Class R6 ...................................... 8,112,233 63,032,050
326,423,829
Foreign Fixed Income 1.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,258,989 31,600,624
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,678,533,255) ..............................................................
2,094,576,929
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 12,211,396 12,211,396
Total Money Market Funds (Cost $12,211,396) ..................................
12,211,396

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $1,278,040)
BNP Paribas Securities Corp. (Maturity Value $932,636)
Deutsche Bank Securities, Inc. (Maturity Value $141,914)
HSBC Securities (USA), Inc. (Maturity Value $203,490)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $1,304,507) ........................................ $ 1,278,039 $ 1,278,039
Total Repurchase Agreements (Cost $1,278,039) ................................
1,278,039
Total Short Term Investments (Cost $13,489,435 ) ................................
13,489,435
a
Total Investments (Cost $1,692,022,690) 99.7% ..................................
$2,108,066,364
Other Assets, less Liabilities 0.3% .............................................
5,196,968
Net Assets 100.0% ...........................................................
$2,113,263,332
See Abbreviations on page 59 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.64 $18.13 $16.54 $19.34 $17.43 $17.01
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.19 0.25 0.30 0.22 0.14
Net realized and unrealized gains (losses) 1.98 2.32 3.36 (1.54) 3.12 0.75
Total from investment operations ........ 2.03 2.51 3.61 (1.24) 3.34 0.89
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.22) (0.25) (0.30) (0.32) (0.14)
Net realized gains ................. (0.37) (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ................... (0.42) (1.00) (2.02) (1.56) (1.43) (0.47)
Net asset value, end of period .......... $21.25 $19.64 $18.13 $16.54 $19.34 $17.43
Total return
d
....................... 10.35% 14.58% 21.90% (6.45)% 19.45% 5.36%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.65% 0.68% 0.68% 0.67% 0.70% 0.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.65%
g
0.67%
g,h
0.65%
h
0.65%
h
0.65%
h
0.65%
Net investment income
c
............... 0.50% 1.07% 1.32% 1.48% 1.14% 0.83%
Supplemental data
Net assets, end of period (000’s) ........ $1,174,107 $1,074,822 $974,391 $837,327 $873,011 $822,833
Portfolio turnover rate ................ 41.29% 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.03 $17.62 $16.12 $18.81 $16.99 $16.59
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.03) 0.05 0.10 0.10 0.07 0.02
Net realized and unrealized gains (losses) 1.92 2.25 3.27 (1.43) 3.04 0.72
Total from investment operations ........ 1.89 2.30 3.37 (1.33) 3.11 0.74
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.11) (0.10) (0.10) (0.18) (0.01)
Net realized gains ................. (0.37) (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ................... (0.38) (0.89) (1.87) (1.36) (1.29) (0.34)
Net asset value, end of period .......... $20.54 $19.03 $17.62 $16.12 $18.81 $16.99
Total return
d
....................... 9.99% 13.74% 20.95% (7.13)% 18.56% 4.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.40% 1.42% 1.43% 1.42% 1.45% 1.43%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.40%
g
1.42%
g,h
1.40%
h
1.40%
h
1.40%
h
1.39%
Net investment income (loss)
c
.......... (0.26)% 0.28% 0.57% 0.73% 0.39% 0.09%
Supplemental data
Net assets, end of period (000’s) ........ $181,730 $186,526 $202,689 $206,933 $311,640 $308,736
Portfolio turnover rate ................ 41.29% 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.38 $17.89 $16.34 $19.10 $17.22 $16.80
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.14 0.18 0.22 0.15 0.09
Net realized and unrealized gains (losses) 1.95 2.30 3.33 (1.49) 3.11 0.75
Total from investment operations ........ 1.97 2.44 3.51 (1.27) 3.26 0.84
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.17) (0.19) (0.23) (0.27) (0.09)
Net realized gains ................. (0.37) (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ................... (0.40) (0.95) (1.96) (1.49) (1.38) (0.42)
Net asset value, end of period .......... $20.95 $19.38 $17.89 $16.34 $19.10 $17.22
Total return
d
....................... 10.22% 14.30% 21.56% (6.68)% 19.17% 5.12%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.90% 0.92% 0.93% 0.92% 0.95% 0.94%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90%
g
0.92%
g,h
0.90%
h
0.90%
h
0.90%
h
0.90%
Net investment income
c
............... 0.25% 0.77% 1.07% 1.23% 0.89% 0.58%
Supplemental data
Net assets, end of period (000’s) ........ $57,084 $54,297 $62,973 $72,100 $100,258 $112,272
Portfolio turnover rate ................ 41.29% 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.73 $18.20 $16.60 $19.40 $17.48 $17.06
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.26 0.32 0.40 0.31 0.22
Net realized and unrealized gains (losses) 1.99 2.34 3.37 (1.57) 3.12 0.74
Total from investment operations ........ 2.07 2.60 3.69 (1.17) 3.43 0.96
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.29) (0.32) (0.37) (0.40) (0.21)
Net realized gains ................. (0.37) (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ................... (0.45) (1.07) (2.09) (1.63) (1.51) (0.54)
Net asset value, end of period .......... $21.35 $19.73 $18.20 $16.60 $19.40 $17.48
Total return
d
....................... 10.52% 15.06% 22.30% (6.07)% 19.90% 5.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.34% 0.35% 0.37% 0.36% 0.31% 0.30%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30%
g
0.27%
g
0.28%
g
0.25%
g
0.26%
Net investment income
c
............... 0.83% 1.44% 1.70% 1.85% 1.54% 1.22%
Supplemental data
Net assets, end of period (000’s) ........ $4,870 $5,592 $4,806 $4,224 $3,364 $2,822
Portfolio turnover rate ................ 41.29% 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.76 $18.22 $16.61 $19.42 $17.49 $17.06
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.24 0.30 0.36 0.26 0.18
Net realized and unrealized gains (losses) 1.97 2.34 3.38 (1.56) 3.15 0.76
Total from investment operations ........ 2.05 2.58 3.68 (1.20) 3.41 0.94
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.26) (0.30) (0.35) (0.37) (0.18)
Net realized gains ................. (0.37) (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ................... (0.44) (1.04) (2.07) (1.61) (1.48) (0.51)
Net asset value, end of period .......... $21.37 $19.76 $18.22 $16.61 $19.42 $17.49
Total return
d
....................... 10.46% 14.90% 22.22% (6.23)% 19.77% 5.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.40% 0.43% 0.43% 0.42% 0.45% 0.44%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.40%
g
0.42%
g,h
0.40%
h
0.40%
h
0.40%
h
0.40%
Net investment income
c
............... 0.75% 1.32% 1.57% 1.73% 1.39% 1.08%
Supplemental data
Net assets, end of period (000’s) ........ $57,527 $51,693 $44,684 $38,685 $38,912 $39,211
Portfolio turnover rate ................ 41.29% 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin Growth Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 362,937 $ 7,242,335
Domestic Equity 63.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,818,076 148,026,821
a
Franklin Growth Fund, Class R6 ........................................ 1,673,189 253,622,027
a
Franklin LibertyQ U.S. Equity ETF ....................................... 2,193,100 93,886,611
a
Franklin U.S. Core Equity (IU) Fund ..................................... 25,246,369 369,606,840
iShares Core S&P U.S. Value ETF ...................................... 1,048,576 75,455,529
940,597,828
Domestic Fixed Income 12.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,247,196 14,554,774
a
Franklin Liberty High Yield Corporate ETF ................................. 575,663 15,280,974
a
Franklin Liberty Investment Grade Corporate ETF ........................... 456,899 11,970,754
a
Franklin Liberty Senior Loan ETF ....................................... 470,956 11,745,643
a
Franklin Liberty U.S. Core Bond ETF ..................................... 2,988,773 76,243,599
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 564,696 13,620,919
Schwab U.S. TIPS ETF ............................................... 216,166 13,512,537
a
Western Asset Core Plus Bond Fund, Class S .............................. 1,407,001 17,038,781
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2,567,467 10,090,145
184,058,126
Foreign Equity 21.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 2,962,380 37,503,730
a
Franklin FTSE Europe ETF ............................................ 422,897 12,200,578
a
Franklin International Core Equity (IU) Fund ............................... 8,263,883 107,761,030
a
Franklin International Growth Fund, Class R6 .............................. 1,069,448 24,340,635
iShares MSCI EAFE Value ETF ......................................... 703,879 36,432,777
a
Templeton Developing Markets Trust, Class R6 ............................. 1,353,898 36,853,108
a
Templeton Foreign Fund, Class R6 ...................................... 7,805,928 60,652,063
315,743,921
Foreign Fixed Income 1.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 584,688 14,675,669
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,085,793,657) ..............................................................
1,462,317,879
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 10,972,111 10,972,111
Total Money Market Funds (Cost $10,972,111) ...................................
10,972,111

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $555,906)
BNP Paribas Securities Corp. (Maturity Value $405,667)
Deutsche Bank Securities, Inc. (Maturity Value $61,728)
HSBC Securities (USA), Inc. (Maturity Value $88,511)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $567,418) ......................................... $ 555,905 $ 555,905
Total Repurchase Agreements (Cost $555,905) ..................................
555,905
Total Short Term Investments (Cost $11,528,016 ) ................................
11,528,016
a
Total Investments (Cost $1,097,321,673) 99.9% ..................................
$1,473,845,895
Other Assets, less Liabilities 0.1% .............................................
1,472,759
Net Assets 100.0% ...........................................................
$1,475,318,654
See Abbreviations on page 59 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $105,044,873 $173,377,931 $128,138,249
Cost - Controlled affiliates (Note 3f) .......................... 33,750,636 545,175,213 547,435,489
Cost - Non-controlled affiliates (Note 3 f ) ...................... 1,011,653,726 972,191,507 421,192,030
Cost - Unaffiliated repurchase agreements .................... 757,436 1,278,039 555,905
Value - Unaffiliated issuers ................................ $104,561,880 $171,139,681 $125,400,843
Value - Controlled affiliates (Note 3f) ......................... 33,399,892 661,187,724 675,098,999
Value - Non-controlled affiliates (Note 3 f ) ...................... 1,199,652,707 1,274,460,920 672,790,148
Value - Unaffiliated repurchase agreements .................... 757,436 1,278,039 555,905
Receivables:
Investment securities sold ................................. 48,041,491 82,404,136 52,895,282
Capital shares sold ...................................... 1,119,549 1,222,820 802,384
Dividends and interest ................................... 1,227,401 1,218,933 320,163
Total assets ........................................ 1,388,760,356 2,192,912,253 1,527,863,724
Liabilities:
Payables:
Investment securities purchased ............................ 47,558,241 76,018,700 47,817,927
Capital shares redeemed ................................. 4,394,414 2,137,260 3,645,467
Asset allocation fees ..................................... 271,431 433,084 359,723
Distribution fees ........................................ 405,373 600,311 413,218
Transfer agent fees ...................................... 212,635 305,028 208,344
Accrued expenses and other liabilities ......................... 66,895 154,538 100,391
Total liabilities ....................................... 52,908,989 79,648,921 52,545,070
Net assets, at value ............................... $1,335,851,367 $2,113,263,332 $1,475,318,654
Net assets consist of:
Paid-in capital ........................................... $1,085,215,100 $1,539,124,594 $968,559,936
Total distributable earnings (losses) ........................... 250,636,267 574,138,738 506,758,718
Net assets, at value ............................... $1,335,851,367 $2,113,263,332 $1,475,318,654

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $1,008,848,258 $1,686,646,970 $1,174,107,006
Shares outstanding ...................................... 64,868,752 98,525,227 55,243,186
Net asset value per share
a
................................ $15.55 $17.12 $21.25
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $16.46 $18.12 $22.49
Class C:
Net assets, at value ..................................... $207,171,662 $275,156,486 $181,730,223
Shares outstanding ...................................... 13,632,018 16,641,676 8,845,511
Net asset value and maximum offering price per share
a
........... $15.20 $16.53 $20.54
Class R:
Net assets, at value ..................................... $63,579,139 $70,436,433 $57,084,017
Shares outstanding ...................................... 4,105,526 4,122,342 2,724,700
Net asset value and maximum offering price per share ........... $15.49 $17.09 $20.95
Class R6:
Net assets, at value ..................................... $2,773,632 $6,570,582 $4,870,112
Shares outstanding ...................................... 178,586 383,849 228,099
Net asset value and maximum offering price per share ........... $15.52 $17.12 $21.35
Advisor Class:
Net assets, at value ..................................... $53,478,676 $74,452,861 $57,527,296
Shares outstanding ...................................... 3,438,519 4,344,814 2,691,727
Net asset value and maximum offering price per share ........... $15.55 $17.14 $21.37
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $1,319,419 $2,181,742 $1,546,066
Controlled affiliates (Note 3f) ............................... — 1,910,066 3,145,860
Non-controlled affiliates (Note 3 f ) ........................... 9,412,725 10,374,586 3,399,084
Interest:
Unaffiliated issuers ...................................... 266 383 251
Total investment income ................................. 10,732,410 14,466,777 8,091,261
Expenses:
Asset allocation fees (Note 3 a ) ............................... 1,619,143 2,545,792 1,763,269
Distribution fees: (Note 3c )
    Class A .............................................. 1,211,733 2,019,233 1,391,808
    Class C .............................................. 1,039,302 1,383,428 907,658
    Class R .............................................. 163,494 171,885 138,152
Transfer agent fees: (Note 3e )
    Class A .............................................. 459,955 826,003 710,142
    Class C .............................................. 98,676 141,607 115,891
    Class R .............................................. 31,046 35,170 35,261
    Class R6 ............................................. 1,601 2,036 1,870
    Advisor Class .......................................... 23,752 35,400 34,899
Custodian fees (Note 4 ) .................................... 361 524 287
Reports to shareholders .................................... 43,241 68,067 54,703
Registration and filing fees .................................. 63,292 70,604 55,185
Professional fees ......................................... 27,283 28,460 26,444
Trustees' fees and expenses ................................ 4,799 8,205 5,556
Other .................................................. 12,278 17,119 12,129
Total expenses ....................................... 4,799,956 7,353,533 5,253,254
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (20,248) (7,227) (6,863)
Net expenses ....................................... 4,779,708 7,346,306 5,246,391
Net investment income .............................. 5,952,702 7,120,471 2,844,870
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 12,647,312 27,794,529 22,307,901
Controlled affiliates (Note 3f) ............................. (347,485) 731,772 5,205,029
Non-controlled affiliates (Note 3 f ) .......................... 54,909,165 135,458,277 104,373,885
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) .......................... 293,360 290,745 76,145
Net realized gain (loss) ................................ 67,502,352 164,275,323 131,962,960
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (5,913,983) (13,669,550) (9,953,521)
Controlled affiliates (Note 3f) ............................. (764,905) 58,921,070 62,407,628
Non-controlled affiliates (Note 3 f ) .......................... (4,219,908) (66,183,369) (47,746,304)
Net change in unrealized appreciation (depreciation) .......... (10,898,796) (20,931,849) 4,707,803
Net realized and unrealized gain (loss) .......................... 56,603,556 143,343,474 136,670,763
Net increase (decrease) in net assets resulting from operations ........ $62,556,258 $150,463,945 $139,515,633

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,952,702 $16,508,856 $7,120,471 $21,486,860
Net realized gain (loss) ............ 67,502,352 10,828,385 164,275,323 52,084,951
Net change in unrealized appreciation
(depreciation) ................. (10,898,796) 76,644,464 (20,931,849) 138,741,590
Net increase (decrease) in net
assets resulting from operations . 62,556,258 103,981,705 150,463,945 212,313,401
Distributions to shareholders:
Class A ........................ (8,559,008) (24,460,840) (28,101,148) (66,300,133)
Class C ........................ (1,180,245) (4,684,059) (3,855,558) (11,584,805)
Class R ........................ (484,219) (1,713,261) (1,099,393) (2,947,776)
Class R6 ....................... (27,306) (74,133) (118,633) (313,717)
Advisor Class ................... (513,674) (1,362,987) (1,324,620) (2,816,703)
Total distributions to shareholders ..... (10,764,452) (32,295,280) (34,499,352) (83,963,134)
Capital share transactions: (Note 2 )
Class A ........................ 28,163,582 48,852,200 21,056,767 14,400,299
Class C ........................ (13,660,915) (51,518,295) (29,826,288) (67,957,576)
Class R ........................ (5,217,619) (8,637,502) (2,269,849) (14,331,710)
Class R6 ....................... 131,234 34,192 (571,364) (347,017)
Advisor Class ................... 3,422,736 1,723,435 4,084,234 1,643,642
Total capital share transactions ....... 12,839,018 (9,545,970) (7,526,500) (66,592,362)
Net increase (decrease) in net
assets ..................... 64,630,824 62,140,455 108,438,093 61,757,905
Net assets:
Beginning of period ................ 1,271,220,543 1,209,080,088 2,004,825,239 1,943,067,334
End of period ..................... $1,335,851,367 $1,271,220,543 $2,113,263,332 $2,004,825,239

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
Franklin Growth Allocation Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,844,870 $11,739,021
Net realized gain (loss) ................................................. 131,962,960 46,788,174
Net change in unrealized appreciation (depreciation) ........................... 4,707,803 113,453,268
Net increase (decrease) in net assets resulting from operations ................ 139,515,633 171,980,463
Distributions to shareholders:
Class A ............................................................. (22,929,447) (53,202,026)
Class C ............................................................. (3,325,851) (9,062,162)
Class R ............................................................. (1,073,463) (2,836,088)
Class R6 ............................................................ (121,901) (285,717)
Advisor Class ........................................................ (1,187,365) (2,550,980)
Total distributions to shareholders .......................................... (28,638,027) (67,936,973)
Capital share transactions: (Note 2 )
Class A ............................................................. 11,630,716 17,198,516
Class C ............................................................. (18,901,424) (29,089,134)
Class R ............................................................. (1,553,115) (12,578,352)
Class R6 ............................................................ (1,164,012) 361,275
Advisor Class ........................................................ 1,499,263 3,451,500
Total capital share transactions ............................................ (8,488,572) (20,656,195)
Net increase (decrease) in net assets ................................... 102,389,034 83,387,295
Net assets:
Beginning of period ..................................................... 1,372,929,620 1,289,542,325
End of period .......................................................... $1,475,318,654 $1,372,929,620

Franklin Fund Allocator Series
45
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-one
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). The Funds offer five classes of shares:
Class A, Class C, Class R, Class R6, and Advisor Class.
Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports, in which each Fund
invests, is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end,
as indicated in the Statements of Investments, had been
entered into on June 30, 2021.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
46
franklintempleton.com
Semiannual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and realized capital gain distributions by Underlying Funds
and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
47
franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
Shares sold
a
................................... 6,566,867 $99,675,548 7,657,789 $127,824,105
Shares issued in reinvestment of distributions .......... 539,726 8,353,966 1,618,586 27,687,405
Shares redeemed ............................... (5,246,707) (79,865,932) (8,038,727) (134,454,743)
Net increase (decrease) .......................... 1,859,886 $28,163,582 1,237,648 $21,056,767
Year ended December 31, 2020
Shares sold
a
................................... 15,526,759 $217,187,515 16,087,915 $240,074,630
Shares issued in reinvestment of distributions .......... 1,720,058 23,883,961 4,393,981 65,269,069
Shares redeemed ............................... (13,852,905) (192,219,276) (19,774,427) (290,943,400)
Net increase (decrease) .......................... 3,393,912 $48,852,200 707,469 $14,400,299
Class C
Class C Shares:
Six Months ended June 30, 2021
Shares sold ................................... 1,496,073 $22,177,465 1,629,044 $26,214,800
Shares issued in reinvestment of distributions .......... 77,142 1,171,784 232,023 3,833,628
Shares redeemed
a
.............................. (2,488,109) (37,010,164) (3,717,909) (59,874,716)
Net increase (decrease) .......................... (914,894) $(13,660,915) (1,856,842) $(29,826,288)
Year ended December 31, 2020
Shares sold ................................... 2,831,903 $38,694,729 3,106,938 $44,933,627
Shares issued in reinvestment of distributions .......... 338,542 4,582,765 797,453 11,434,271
Shares redeemed
a
.............................. (6,952,067) (94,795,789) (8,683,113) (124,325,474)
Net increase (decrease) .......................... (3,781,622) $(51,518,295) (4,778,722) $(67,957,576)
Class R
Class R Shares:
Six Months ended June 30, 2021
Shares sold ................................... 255,585 $3,871,038 293,555 $4,871,266
Shares issued in reinvestment of distributions .......... 31,362 484,126 64,307 1,098,010
Shares redeemed ............................... (629,481) (9,572,783) (495,992) (8,239,125)
Net increase (decrease) .......................... (342,534) $(5,217,619) (138,130) $(2,269,849)
Year ended December 31, 2020
Shares sold ................................... 658,070 $9,185,072 554,405 $8,325,068
Shares issued in reinvestment of distributions .......... 124,089 1,712,015 199,063 2,943,699
Shares redeemed ............................... (1,410,247) (19,534,589) (1,740,928) (25,600,477)
Net increase (decrease) .......................... (628,088) $(8,637,502) (987,460) $(14,331,710)
Class R6

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Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2021
Shares sold ................................... 17,205 $260,727 12,874 $215,720
Shares issued in reinvestment of distributions .......... 1,769 27,306 6,935 118,633
Shares redeemed ............................... (10,400) (156,799) (54,444) (905,717)
Net increase (decrease) .......................... 8,574 $131,234 (34,635) $(571,364)
Year ended December 31, 2020
Shares sold ................................... 30,722 $427,486 35,359 $530,086
Shares issued in reinvestment of distributions .......... 5,350 74,133 21,167 313,717
Shares redeemed ............................... (34,257) (467,427) (80,124) (1,190,820)
Net increase (decrease) .......................... 1,815 $34,192 (23,598) $(347,017)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2021
Shares sold ................................... 596,822 $9,090,365 760,897 $12,737,423
Shares issued in reinvestment of distributions .......... 26,625 411,597 69,027 1,182,246
Shares redeemed ............................... (399,218) (6,079,226) (587,986) (9,835,435)
Net increase (decrease) .......................... 224,229 $3,422,736 241,938 $4,084,234
Year ended December 31, 2020
Shares sold ................................... 1,451,176 $20,585,073 1,414,029 $21,622,666
Shares issued in reinvestment of distributions .......... 80,865 1,121,419 167,041 2,486,628
Shares redeemed ............................... (1,445,219) (19,983,057) (1,521,155) (22,465,652)
Net increase (decrease) .......................... 86,822 $1,723,435 59,915 $1,643,642
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
Shares sold
a
................................... 3,980,639 $82,089,220
Shares issued in reinvestment of distributions .......... 1,066,186 22,655,207
Shares redeemed ............................... (4,526,639) (93,113,711)
Net increase (decrease) .......................... 520,186 $11,630,716
Year ended December 31, 2020
Shares sold
a
................................... 7,827,793 $137,912,306
Shares issued in reinvestment of distributions .......... 2,978,278 52,583,144
Shares redeemed ............................... (9,837,040) (173,296,934)
Net increase (decrease) .......................... 969,031 $17,198,516
Class C
Class C Shares:
Six Months ended June 30, 2021
Shares sold ................................... 758,661 $15,090,366
Shares issued in reinvestment of distributions .......... 161,482 3,317,869
Shares redeemed
a
.............................. (1,875,363) (37,309,659)
Net increase (decrease) .......................... (955,220) $(18,901,424)
Year ended December 31, 2020
Shares sold ................................... 1,578,098 $27,019,417
Shares issued in reinvestment of distributions .......... 527,853 8,970,791
Shares redeemed
a
.............................. (3,807,271) (65,079,342)
Net increase (decrease) .......................... (1,701,320) $(29,089,134)
Class R
Class R Shares:
Six Months ended June 30, 2021
Shares sold ................................... 131,005 $2,666,616
Shares issued in reinvestment of distributions .......... 50,973 1,067,742
Shares redeemed ............................... (260,538) (5,287,473)
Net increase (decrease) .......................... (78,560) $(1,553,115)
Year ended December 31, 2020
Shares sold ................................... 307,850 $5,319,186
Shares issued in reinvestment of distributions .......... 162,900 2,822,972
Shares redeemed ............................... (1,188,034) (20,720,510)
Net increase (decrease) .......................... (717,284) $(12,578,352)
Class R6
2. Shares of Beneficial Interest
(continued)

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3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
Franklin Growth Allocation Fund
Shares Amount
Class R6 Shares:
Six Months ended June 30, 2021
Shares sold ................................... 17,726 $362,583
Shares issued in reinvestment of distributions .......... 5,710 121,900
Shares redeemed ............................... (78,823) (1,648,495)
Net increase (decrease) .......................... (55,387) $(1,164,012)
Year ended December 31, 2020
Shares sold ................................... 33,463 $596,260
Shares issued in reinvestment of distributions .......... 16,075 285,716
Shares redeemed ............................... (30,104) (520,701)
Net increase (decrease) .......................... 19,434 $361,275
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2021
Shares sold ................................... 380,315 $7,861,033
Shares issued in reinvestment of distributions .......... 49,140 1,050,109
Shares redeemed ............................... (355,710) (7,411,879)
Net increase (decrease) .......................... 73,745 $1,499,263
Year ended December 31, 2020
Shares sold ................................... 730,397 $13,350,224
Shares issued in reinvestment of distributions .......... 120,323 2,143,621
Shares redeemed ............................... (685,572) (12,042,345)
Net increase (decrease) .......................... 165,148 $3,451,500
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) (formerly Franklin Templeton
Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $93,089 $137,375 $126,622
CDSC retained ........................... $6,405 $11,092 $13,017
3.Transactions with Affiliates
(continued)

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f. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or by an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep
Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2021, were as follows:
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $300,386 $610,489 $573,555 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Liberty International
Aggregate Bond ETF ........ $61,041,693 $428,711 $(26,958,122) $ (347,485) $ (764,905) $ 33,399,892 1,330,673 $ —
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 32,603,573 $ — $ — $ 510,895 $ 33,114,468 2,837,572 $ 246,360
ClearBridge Large Cap Value Fund,
Class IS ................. — 77,504,578 (10,114,749) 625,786 6,263,162 74,278,777 1,915,883 369,077
Franklin Emerging Market Core
Equity (IU) Fund ........... 16,123,784 62,526 (3,748,498) 663,150 745,204 13,846,166 1,093,694 62,526
Franklin FTSE China ETF ..... 3,114,896 89,404 (3,211,569) 20,146 (12,877) —
a
— —
Franklin FTSE Europe ETF .... 12,816,076 — (8,764,593) 1,324,416 (196,718) 5,179,181 179,521 116,797
Franklin FTSE Japan ETF ..... 6,956,102 2,975,155 (10,060,528) 1,036,948 (907,677) —
a
— —
Franklin Growth Fund, Class R6 . 126,745,749 — (17,834,017) 4,032,820 9,427,333 122,371,885 807,309 —
Franklin International Core Equity
(IU) Fund ................ 40,844,001 2,883,639 — — 4,144,736 47,872,376 3,671,194 498,476
Franklin International Growth Fund,
Class R6 ................ 13,392,110 — (3,336,734) 1,084,962 (395,015) 10,745,323 472,114 —
Franklin Liberty High Yield
Corporate ETF ............ 19,092,902 45,707,553 (6,679,123) (41,633) 113,232 58,192,931 2,192,237 1,151,373
Franklin Liberty Investment Grade
Corporate ETF ............ 49,886,647 7,100,780 (9,812,441) (406,932) (1,228,681) 45,539,373 1,738,144 680,616
Franklin Liberty Senior Loan ETF — 45,264,200 — — (169,263) 45,094,937 1,808,137 478,020
3.Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty Short Duration U.S.
Government ETF ........... $ 48,743,931 $ — $ (48,562,962) $ (154,368) $ (26,601) $ —
a
— $ 85,306
Franklin Liberty Systematic Style
Premia ETF .............. 5,277,512 1,219,910 — — 95,604 6,593,026 330,398 78,796
Franklin Liberty U.S. Core Bond
ETF .................... 302,240,393 82,527,273 (83,815,017) (392,425) (7,491,166) 293,069,058 11,488,399 3,101,001
Franklin Liberty U.S. Treasury Bond
ETF .................... 60,704,285 10,019,090 (16,619,060) (858,320) (1,183,926) 52,062,069 2,158,389 455,108
Franklin LibertyQ U.S. Equity ETF 93,294,463 13,206,636 (69,454,934) 11,362,387 (2,178,975) 46,229,577 1,079,878 547,724
Franklin Low Duration Total Return
Fund, Class R6 ............ 55,875,006 122,193 (56,054,928) 473,865 (416,136) —
a
— 176,877
Franklin Rising Dividends Fund,
Class R6 ................ 66,873,189 — (68,799,427) 37,223,819 (35,297,581) —
a
— —
Franklin U.S. Core Equity (IU) Fund 114,063,795 58,529,205 — — 19,939,752 192,532,752 13,151,144 466,625
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 5,871,512 96,935,301 (93,907,448) — — 8,899,365 8,899,365 377
Templeton Developing Markets
Trust, Class R6 ............ 13,251,691 — (869,091) 133,176 909,802 13,425,578 493,225 —
Templeton Foreign Fund, Class R6 18,026,683 6,784,157 — — 1,807,398 26,618,238 3,425,771 —
Templeton Global Total Return
Fund, Class R6 ............ 12,325,096 203,783 (12,005,404) (1,350,484) 827,009 —
a
— 203,783
Western Asset Core Plus Bond
Fund, Class S ............. — 74,452,137 (10,056,685) 131,852 599,257 65,126,561 5,377,916 646,445
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 90,057,853 (51,098,111) — (98,676) 38,861,066 9,888,312 340,798
Total Non-Controlled Affiliates $1,085,519,823 $648,248,946 $(584,805,319) $54,909,165 $(4,219,908) $1,199,652,707 $9,706,085
Total Affiliated Securities .... $1,146,561,516 $648,677,657 $(611,763,441) $54,561,680 $(4,984,813) $1,233,052,599 $9,706,085
Franklin Moderate Allocation Fund
Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. $— $153,515,964 $— — 12,112,843 165,628,807 4,272,087 693,130
Franklin Emerging Market Core
Equity (IU) Fund ........... $40,977,794 $158,908 $(6,795,351) 1,108,560 2,485,889 37,935,800 2,996,509 158,908
Franklin Liberty International
Aggregate Bond ETF ........ $60,473,317 $524,119 $(28,279,764) (376,788) (740,260) 31,600,624 1,258,989 —
Franklin U.S. Core Equity (IU) Fund $258,629,036 $122,330,859 $— — 45,062,598 426,022,493 29,099,897 1,058,028
Total Controlled Affiliates .... $360,080,147 $276,529,850 $(35,075,115) $731,772 $58,921,070 $661,187,724 $1,910,066
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 31,000,247 — — 323,106 31,323,353 2,684,092 230,140
3.Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE China ETF ..... $ 7,797,976 $ 2,292,275 $ (10,087,578) $ 29,564 $ (32,237) $ —
a
— $ —
Franklin FTSE Europe ETF .... 30,926,256 368,218 (21,983,238) 3,709,185 (401,777) 12,618,644 437,388 276,263
Franklin FTSE Japan ETF ..... 15,981,407 3,621,102 (19,904,278) 2,208,268 (1,906,499) —
a
— —
Franklin Growth Fund, Class R6 . 284,751,290 — (43,532,577) 16,178,357 14,955,341 272,352,411 1,796,757 —
Franklin International Core Equity
(IU) Fund ................ 101,306,605 1,336,385 (433,381) 29,549 10,317,650 112,556,808 8,631,657 1,236,386
Franklin International Growth Fund,
Class R6 ................ 33,224,578 — (9,454,652) 3,065,382 (1,421,036) 25,414,272 1,116,620 —
Franklin Liberty High Yield
Corporate ETF ............ 18,947,477 45,237,980 (6,519,559) (40,638) 185,662 57,810,922 2,177,846 1,244,144
Franklin Liberty Investment Grade
Corporate ETF ............ 50,810,800 7,393,838 (11,405,462) (454,727) (1,095,320) 45,249,129 1,727,066 756,706
Franklin Liberty Senior Loan ETF — 44,888,655 — — (170,337) 44,718,318 1,793,036 492,239
Franklin Liberty Short Duration U.S.
Government ETF ........... 48,229,275 — (48,050,217) (156,176) (22,882) —
a
— 84,405
Franklin Liberty Systematic Style
Premia ETF .............. 8,282,421 2,024,658 — — 89,372 10,396,451 521,000 124,252
Franklin Liberty U.S. Core Bond
ETF .................... 295,876,084 56,225,759 (54,510,312) (95,335) (7,219,743) 290,276,453 11,378,928 3,361,629
Franklin Liberty U.S. Treasury Bond
ETF .................... 59,426,589 3,878,599 (9,613,753) (502,840) (1,503,196) 51,685,399 2,142,773 503,858
Franklin LibertyQ U.S. Equity ETF 204,062,468 31,231,537 (152,207,333) 26,547,429 (4,922,553) 104,711,548 2,445,960 1,210,707
Franklin Low Duration Total Return
Fund, Class R6 ............ 54,722,180 119,672 (54,898,391) 527,390 (470,851) —
a
— 173,227
Franklin Rising Dividends Fund,
Class R6 ................ 145,564,206 — (150,002,629) 86,378,516 (81,940,093) —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 133,320,911 (121,109,515) — — 12,211,396 12,211,396 512
Templeton Developing Markets
Trust, Class R6 ............ 33,342,978 1,057,500 — — 2,632,633 37,033,111 1,360,511 —
Templeton Foreign Fund, Class R6 44,361,410 15,540,467 (1,635,597) 218,394 4,547,376 63,032,050 8,112,233 —
Templeton Global Total Return
Fund, Class R6 ............ 19,342,865 319,814 (18,841,144) (2,197,026) 1,375,491 —
a
— 319,814
Western Asset Core Plus Bond
Fund, Class S ............. — 65,094,965 (1,046,865) 12,985 594,140 64,655,225 5,338,995 598,630
b
3.Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 38,513,046 $ — $ — $ (97,616) $ 38,415,430 9,774,919 $ 52,419
Total Non-Controlled Affiliates $1,456,956,865 $483,465,628 $(735,236,481) $135,458,277 $(66,183,369) $1,274,460,920 $10,665,331
Total Affiliated Securities .... $1,817,037,012 $759,995,478 $(770,311,596) $136,190,049 $(7,262,299) $1,935,648,644 $12,575,397
Franklin Growth Allocation Fund
Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. $— $146,773,675 $(9,798,680) 188,099 10,863,727 148,026,821 3,818,076 616,183
Franklin Emerging Market Core
Equity (IU) Fund ........... $42,192,366 $163,618 $(8,544,635) 1,305,307 2,387,074 37,503,730 2,962,380 163,618
Franklin FTSE Europe ETF .... $29,700,957 $466,548 $(21,549,261) 3,701,887 (119,553) 12,200,578 422,897 264,618
Franklin International Core Equity
(IU) Fund ................ $96,794,122 $1,226,682 $(142,792) 9,736 9,873,282 107,761,030 8,263,883 1,181,313
Franklin U.S. Core Equity (IU) Fund $224,920,106 $105,283,636 $— — 39,403,098 369,606,840 25,246,369 920,128
Total Controlled Affiliates .... $393,607,551 $253,914,159 $(40,035,368) $5,205,029 $62,407,628 $675,098,999 $3,145,860
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 14,230,478 — — 324,296 14,554,774 1,247,196 110,085
Franklin FTSE China ETF ..... 7,953,840 2,494,440 (10,443,975) 28,577 (32,882) —
a
— —
Franklin FTSE Japan ETF ..... 14,977,315 3,228,547 (18,471,133) 1,719,910 (1,454,639) —
a
— —
Franklin Growth Fund, Class R6 . 248,864,005 — (22,897,016) 4,054,374 23,600,664 253,622,027 1,673,189 —
Franklin International Growth Fund,
Class R6 ................ 31,172,245 — (8,350,144) 2,675,839 (1,157,305) 24,340,635 1,069,448 —
Franklin Liberty High Yield
Corporate ETF ............ 5,437,401 22,501,167 (12,744,151) 13,668 72,889 15,280,974 575,663 462,259
Franklin Liberty International
Aggregate Bond ETF ........ 18,704,049 863,700 (4,557,461) (60,610) (274,009) 14,675,669 584,688 —
Franklin Liberty Investment Grade
Corporate ETF ............ 13,319,310 1,295,873 (2,232,624) (83,883) (327,922) 11,970,754 456,899 193,723
Franklin Liberty Senior Loan ETF — 14,177,485 (2,379,813) (6,111) (45,918) 11,745,643 470,956 158,136
Franklin Liberty Short Duration U.S.
Government ETF ........... 13,416,969 — (13,367,156) (38,460) (11,353) —
a
— 23,481
Franklin Liberty Systematic Style
Premia ETF .............. 5,628,429 1,556,306 — — 57,600 7,242,335 362,937 86,556
Franklin Liberty U.S. Core Bond
ETF .................... 79,864,061 24,076,788 (25,707,889) 60,149 (2,049,510) 76,243,599 2,988,773 800,419
Franklin Liberty U.S. Treasury Bond
ETF .................... 17,377,414 11,396,475 (14,519,274) (790,108) 156,412 13,620,919 564,696 187,818
Franklin LibertyQ U.S. Equity ETF 179,207,916 26,214,245 (130,373,801) 22,276,196 (3,437,945) 93,886,611 2,193,100 1,074,035
3.Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Growth Allocation Fund so that the operating expenses
(excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.45%, based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2021, there were no credits earned.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Low Duration Total Return
Fund, Class R6 ............ $ 14,927,981 $ 32,646 $ (14,976,050) $ 166,008 $ (150,585) $ —
a
— $ 47,256
Franklin Rising Dividends Fund,
Class R6 ................ 123,829,549 — (128,460,585) 75,672,210 (71,041,174) —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 100,628,160 (89,656,049) — — 10,972,111 10,972,111 371
Templeton Developing Markets
Trust, Class R6 ............ 33,686,403 1,276,070 (814,323) 115,362 2,589,596 36,853,108 1,353,898 —
Templeton Foreign Fund, Class R6 42,607,247 14,414,224 (959,557) 82,756 4,507,393 60,652,063 7,805,928 —
Templeton Global Total Return
Fund, Class R6 ............ 13,148,651 217,399 (12,807,597) (1,511,992) 953,539 —
a
— 217,399
Western Asset Core Plus Bond
Fund, Class S ............. — 17,038,592 — — 189 17,038,781 1,407,001 99,923
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 10,115,785 — — (25,640) 10,090,145 2,567,467 13,768
Total Non-Controlled Affiliates $864,122,785 $265,758,380 $(513,718,598) $104,373,885 $(47,746,304) $672,790,148 $3,475,229
Total Affiliated Securities .... $1,257,730,336 $519,672,539 $(553,753,966) $109,578,914 $14,661,324 $1,347,889,147 $6,621,089
a
As of June 30, 2021, no longer held by the fund.
b
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3.Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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5. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, return of capital distributions and short term capital gains distributions from Underlying Funds.
6. Investment Transactions
Purchases and sales Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2021, the
Funds did not use the Global Credit Facility.
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $1,156,559,118 $1,699,238,084 $1,099,342,076
Unrealized appreciation ..................... $193,075,232 $426,027,907 $382,039,503
Unrealized depreciation ..................... (11,262,435) (17,199,627) (7,535,684)
Net unrealized appreciation (depreciation) ....... $181,812,797 $408,828,280 $374,503,819
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $655,739,503 $813,852,038 $579,047,156
Sales .................................. $642,453,611 $850,361,486 $616,739,085

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9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Funds' assets carried at fair value, is as follows:
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provides optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,328,715,114 $ — $ — $ 1,328,715,114
Short Term Investments ................... 8,899,365 757,436 — 9,656,801
Total Investments in Securities ........... $1,337,614,479 $757,436 $— $1,338,371,915
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 2,094,576,929 — — 2,094,576,929
Short Term Investments ................... 12,211,396 1,278,039 — 13,489,435
Total Investments in Securities ........... $2,106,788,325 $1,278,039 $— $2,108,066,364
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,462,317,879 — — 1,462,317,879
Short Term Investments ................... 10,972,111 555,905 — 11,528,016
Total Investments in Securities ........... $1,473,289,990 $555,905 $— $1,473,845,895
a
For detailed categories, see the accompanying Statement of Investments.

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11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A after they have been held for 8 years. The change will become effective August 2, 2021. Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

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Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

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business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
The Performance Universe for the Franklin Conservative
Allocation Fund included the Fund and all retail and
institutional mixed-asset target allocation conservative
funds. The Performance Universe for the Franklin Moderate
Allocation Fund included the Fund and all retail and
institutional mixed-asset target allocation moderate funds.
The Performance Universe for the Franklin Growth Allocation
Fund included the Fund and all retail and institutional mixed-
asset target allocation growth funds. The Board noted that
each Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance
Universe, but for the 10-year period was below the median
of its Performance Universe. The Board concluded that each
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class
A shares for each Fund and for the other funds in each
Fund’s respective Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Franklin Conservative Allocation
Fund included the Fund, three other mixed-asset target
allocation conservative funds, and four mixed-asset target
allocation moderate funds. The Expense Group for the
Franklin Moderate Allocation Fund included the Fund, two
other mixed-asset target allocation moderate funds, two
mixed-asset target allocation conservative funds, and four
mixed-asset target allocation growth funds. The Expense
Group for the Franklin Growth Allocation Fund included
the Fund, four other mixed-asset target allocation growth
funds, two mixed-asset target allocation moderate funds,
and one mixed-asset target allocation aggressive growth
fund. The Board noted that the Management Rates and the
actual total expense ratios for the Funds were above the
medians and in the fourth and fifth (most expensive) quintiles of their respective Expense Groups. The Board discussed
these expenses with management and management
noted that the Management Rate paid by each Fund is
solely for asset allocation services as the Fund invests
primarily in underlying funds. The Board concluded that the
Management Rate charged to each Fund is reasonable.

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Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that, due to the use of the Management Rate for
allocation services, the Funds would not likely experience
economies of scale.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets

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exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Corefolio Allocation Fund Franklin Global Allocation Fund
Formerly, Franklin Founding Funds Allocation
Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended June 30, 2021, the U.S.
economy continued to recover from the effects of the
coronavirus (COVID-19) pandemic. The recovery
accelerated in 2021’s first quarter, with total U.S. economic output nearly reaching pre-pandemic levels. The lifting of
restrictions, solid vaccination rates, additional fiscal stimulus measures and steady improvement in consumer confidence
drove spending higher and fueled optimism about the
ongoing recovery.
During the period, the U.S. Federal Reserve held the
federal funds rate unchanged at 0.25% to support credit
markets and U.S. economic activity, and it continued broad
quantitative easing and its policy to allow more flexibility to keep interest rates low, while maintaining a 2% average
inflation target.
Rebounding global economic activity, ongoing monetary
and fiscal stimulus measures, easing lockdown restrictions
and the implementation of vaccination programs globally
led many equity markets to reach all-time price highs. In
this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), returned
+14.41% (the index increasing from 3,756.07 to 4,297.50).
1,3
The prices of stocks in global developed markets, as
measured by the MSCI World Index, returned +12.16% (the
index increasing from 2,690.044 to 3,017.228).
2,3
Investment-
grade bonds, as measured by the Bloomberg Barclays U.S.
Aggregate Bond Index (Bloomberg Index), posted a -1.60%
total return (an index decrease from 2,392.02 to 2,353.64),
which includes reinvestment of income and distributions.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ semiannual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of June 30,
2021 , unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +15.25% (index total return resulting in an increase from 7,759.35 to 8,942.78) and MSCI World Index +13.33% (index total return resulting in an increase from 11,625.199 to 13,174.277).
4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Economic and Market Overview 3
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 8
Financial Highlights and Statements of Investments 13
Financial Statements 33
Notes to Financial Statements 37
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +12.30%
total return for the six months ended June 30, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, rebounding economic activity and easing novel
coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
The foregoing information reflects our analysis and opinions as of June 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source. Morningstar.

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Semiannual Report
Franklin Corefolio Allocation Fund
This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation through investments
in a combination of Franklin Growth Fund, Franklin Growth
Opportunities Fund, Franklin Mutual Shares Fund and
Templeton Growth Fund.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
The Fund’s Class A shares posted a +12.16% cumulative
total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +15.25% cumulative total return, and
the MSCI World Index, which tracks equity performance in
global developed markets, posted a +13.33% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
The Fund invests its assets allocated approximately 25%
each in Franklin Growth Fund, Franklin Growth Opportunities
Fund, Franklin Mutual Shares Fund and Templeton Growth
Fund. These underlying funds, in turn, invest primarily in
U.S. and foreign equity securities and, to a lesser extent,
fixed income and money market securities. As market
conditions affect the underlying funds, we rebalance the
Fund’s allocations to maintain the predetermined weightings
in each underlying fund whenever the actual allocations
exceed plus or minus 3% of the fixed allocation percentages.
Portfolio Review
The Fund’s performance can be attributed largely to
maintaining a relatively static allocation among domestic
and foreign equities, fixed income securities, and short-
term investments and other net assets, and to the actual
performance of the selected underlying funds.
During the period under review, Franklin Growth Fund –
Class R6 and Franklin Growth Opportunities Fund – Class
R6 underperformed the S&P 500, while Franklin Mutual
Shares Fund – Class R6 outperformed the index. Templeton
Growth Fund – Class R6 underperformed the MSCI World
Index.
Thank you for your continued participation in Franklin
Corefolio Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition*
6/30/21
% of Total
Net Assets
Domestic Equity 75.9%
Foreign Equity 24.1%
Short-Term Investments & Other Net Assets —%
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
18
.

Performance Summary as of June 30, 2021
Franklin Corefolio Allocation Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +12.16% +5.97%
1-Year +38.36% +30.73%
5-Year +101.83% +13.79%
10-Year +188.92% +10.56%
Advisor
6-Month +12.26% +12.26%
1-Year +38.71% +38.71%
5-Year +104.29% +15.36%
10-Year +196.69% +11.49%
See page 6 for Performance Summary footnotes.

Franklin Corefolio Allocation Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are height-
ened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0029 $0.6628 $0.6657
C $0.0029 $0.6628 $0.6657
R $0.0029 $0.6628 $0.6657
R6 $0.0029 $0.6628 $0.6657
Advisor $0.0029 $0.6628 $0.6657
Total Annual Operating Expenses
4
Share Class
A 1.06%
Advisor 0.81%

Your Fund’s Expenses
Franklin Corefolio Allocation Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,121.60 $2.10 $1,022.81 $2.00 0.40%
C $1,000 $1,117.10 $6.03 $1,019.10 $5.75 1.15%
R $1,000 $1,120.10 $3.38 $1,021.61 $3.22 0.64%
R6 $1,000 $1,123.20 $0.45 $1,024.37 $0.43 0.09%
Advisor $1,000 $1,122.60 $0.79 $1,024.05 $0.75 0.15%

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Semiannual Report
Franklin Global Allocation Fund
Formerly, Franklin Founding Funds Allocation Fund
This semiannual report for Franklin Global Allocation Fund
covers the period ended June 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
that is consistent with an acceptable level of risk. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities and, to a lesser extent, alternative strategies.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
**Categories within the Other category are listed in full in the Fund's SOI, which can be found later in this report.
Performance Overview
The Fund’s Class A shares posted a +6.88% cumulative
total return for the six months under review. In comparison, the Fund’s new primary benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a +12.30% cumulative total return. The Fund’s old
primary benchmark, the Standard & Poor’s 500 Index (S&P
500), which is a broad measure of U.S. stock performance,
posted a +15.25% cumulative total return. The investment
manager believes the composition of the MSCI ACWI-NR
more accurately reflects the Fund’s holdings. The Fund’s
new Custom 60% MSCI ACWI-NR + 30% Bloomberg
Barclays Global Aggregate Bond Index + 10% cash and
cash equivalents (Blended Benchmark) posted a +6.24%
cumulative total return. The MSCI World Index, which tracks
equity performance in global developed markets, posted a
+13.33% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
The equity securities in which the Fund invests are primarily common stock of companies in any economic sector or
market capitalization. The debt securities in which the
Fund may invest include all varieties of fixed, floating and variable rate instruments. Bond investments may include
U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund will invest no more than 15%
of its assets in alternative strategies, which may include
investments that provide exposure to commodities such as
commodity future and commodity exchange traded funds
(ETFs).
Manager’s Discussion
From January 1, 2021, through January 31, 2021, the
Fund followed its original investment strategies. For this
period, the Fund’s performance can be attributed largely to
maintaining a relatively static allocation among domestic
and foreign equities, fixed income securities, and short-
term investments and other net assets, and to the actual
performance of the selected underlying funds. For the first
month of the period under review, Franklin Income Fund
– Class R6 and Franklin Mutual Shares Fund – Class R6
outperformed the S&P 500. Templeton Growth Fund – Class
R6 underperformed the MSCI World Index.
Portfolio Composition*
6/30/21
% of Total
Net Assets
Diversified Financial Services 13.6%
Capital Markets 10.9%
Banks 7.3%
Software 5.1%
Semiconductors & Semiconductor Equipment 5.0%
Pharmaceuticals 4.2%
Oil, Gas & Consumable Fuels 3.3%
Interactive Media & Services 3.1%
Specialty Retail 2.9%
Metals & Mining 2.5%
Internet & Direct Marketing Retail 2.5%
IT Services 2.3%
Insurance 2.1%
Other** 30.9%
Short-Term Investments & Other Net Assets 4.3%
1. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
18
.

Franklin Global Allocation Fund
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Because of its change in investment strategy, the Fund
generally held different investments and had a different
investment profile starting on February 1, 2021.
The new strategy outperformed its Blended Benchmark
during the five-month period of February through June,
driven by our overweighted allocation to equity markets and
to a lesser extent our underweighting in fixed income. On an absolute basis, equities contributed to returns, while fixed income detracted slightly.
The Fund’s holdings in global equity securities performed
strongly, led by our holdings in the U.S. and Europe, while
emerging market equities did not perform well.
Individual contributors included financial institutions Bank of
America and JPMorgan Chase, energy company Canadian
Natural Resources, and information technology companies
Microsoft, Alphabet and Facebook.
Individual detractors were concentrated in Chinese equity
holdings including Alibaba Group, Tencent Holdings and
JD.com amid uncertainty around how evolving Chinese
regulation might impact these global technology companies.
Other detractors included Japanese video game developer
Nexon and global IT services provider Cognizant Technology
Solutions.
Fixed income holdings detracted from performance as our
holdings in developed government bonds had negative
returns during the period, particularly Japanese government
bonds and select European government bonds, more than
offsetting mildly positive returns in our corporate credit
holdings.
Thank you for your continued participation in Franklin Global
Allocation Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Todd Brighton, CFA
Eugene Podkaminer, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Franklin Global Allocation Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +6.88% +0.97%
1-Year +27.37% +20.38%
5-Year +41.80% +6.02%
10-Year +86.76% +5.84%
Advisor
6-Month +7.03% +7.03%
1-Year +27.65% +27.65%
5-Year +43.59% +7.50%
10-Year +91.42% +6.71%
See page 11 for Performance Summary footnotes.

Franklin Global Allocation Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issu-
ers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. In addition to risks associated with more traditional investments (e.g., market risk, credit risk, etc.), the Fund’s investments in alternative strategies may expose the Fund to potentially significant fluctuations in value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
A $0.1189
C $0.0667
R $0.1033
R6 $0.1404
Advisor $0.1353
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 1.02%
Advisor 0.73% 0.77%

Your Fund’s Expenses
Franklin Global Allocation Fund
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,068.80 $4.27 $1,020.67 $4.17 0.83%
C $1,000 $1,065.40 $8.08 $1,016.97 $7.90 1.58%
R $1,000 $1,068.20 $5.55 $1,019.43 $5.42 1.08%
R6 $1,000 $1,070.60 $2.53 $1,022.35 $2.47 0.49%
Advisor $1,000 $1,070.30 $2.98 $1,021.91 $2.91 0.58%

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.92 $20.04 $17.32 $19.68 $17.06 $16.80
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.05) 0.12 0.20 0.17 0.17 0.14
Net realized and unrealized gains (losses) 2.71 3.32 4.17 (1.51) 3.23 1.07
Total from investment operations ........ 2.66 3.44 4.37 (1.34) 3.40 1.21
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.18) (0.20) (0.15) (0.18) (0.17)
Net realized gains ................. (0.66) (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ................... (0.66) (1.56) (1.65) (1.02) (0.78) (0.95)
Net asset value, end of period .......... $23.92 $21.92 $20.04 $17.32 $19.68 $17.06
Total return
e
....................... 12.16% 18.28% 25.79% (7.10)% 20.07% 7.64%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.40% 0.43% 0.44% 0.41% 0.47% 0.45%
Net investment income (loss) .......... (0.40)% 0.64% 1.02% 0.76% 0.90% 0.83%
Supplemental data
Net assets, end of period (000’s) ........ $901,952 $812,250 $717,806 $593,983 $579,707 $507,530
Portfolio turnover rate ................ —% 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.57 $19.76 $17.10 $19.43 $16.85 $16.61
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.13) (0.03) 0.04 (0.10) 0.02 0.01
Net realized and unrealized gains (losses) 2.65 3.25 4.12 (1.35) 3.19 1.05
Total from investment operations ........ 2.52 3.22 4.16 (1.45) 3.21 1.06
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.03) (0.05) (0.01) (0.03) (0.04)
Net realized gains ................. (0.66) (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ................... (0.66) (1.41) (1.50) (0.88) (0.63) (0.82)
Net asset value, end of period .......... $23.43 $21.57 $19.76 $17.10 $19.43 $16.85
Total return
e
....................... 11.71% 17.41% 24.83% (7.76)% 19.20% 6.82%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.15% 1.18% 1.19% 1.16% 1.22% 1.20%
Net investment income (loss) .......... (1.15)% (0.18)% 0.27% 0.01% 0.15% 0.08%
Supplemental data
Net assets, end of period (000’s) ........ $77,388 $73,513 $75,745 $72,124 $170,218 $160,729
Portfolio turnover rate ................ —% 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.95 $20.07 $17.34 $19.68 $17.06 $16.81
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.07) 0.07 0.14 0.10 0.12 0.10
Net realized and unrealized gains (losses) 2.70 3.32 4.19 (1.48) 3.23 1.06
Total from investment operations ........ 2.63 3.39 4.33 (1.38) 3.35 1.16
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.13) (0.15) (0.09) (0.13) (0.13)
Net realized gains ................. (0.66) (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ................... (0.66) (1.51) (1.60) (0.96) (0.73) (0.91)
Net asset value, end of period .......... $23.92 $21.95 $20.07 $17.34 $19.68 $17.06
Total return
e
....................... 12.01% 18.00% 25.51% (7.30)% 19.79% 7.33%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.64% 0.67% 0.67% 0.65% 0.72% 0.70%
Net investment income (loss) .......... (0.64)% 0.38% 0.79% 0.52% 0.65% 0.58%
Supplemental data
Net assets, end of period (000’s) ........ $1,620 $1,498 $1,387 $1,412 $1,629 $1,461
Portfolio turnover rate ................ —% 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $21.97 $20.07 $17.34 $19.67 $19.18
Income from investment operations
b
Net investment income (loss)
c ,d
.................... (0.01) 0.21 0.70 0.27 0.26
Net realized and unrealized gains (losses) ........... 2.71 3.31 3.75 (1.52) 0.73
Total from investment operations .................... 2.70 3.52 4.45 (1.25) 0.99
Less distributions from:
Net investment income .......................... (—)
e
(0.24) (0.27) (0.21) (0.25)
Net realized gains ............................. (0.66) (1.38) (1.45) (0.87) (0.25)
Total distributions ............................... (0.66) (1.62) (1.72) (1.08) (0.50)
Net asset value, end of period ...................... $24.01 $21.97 $20.07 $17.34 $19.67
Total return
f
.................................... 12.32% 18.69% 26.24% (6.78)% 5.28%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
..... 0.12% 0.13% 0.12% 0.23% 3.47%
Expenses net of waiver and payments by affiliates
h
...... 0.09% 0.09% 0.09% 0.09% 0.08%
Net investment income (loss) ...................... (0.09)% 1.05% 1.37% 1.08% 1.29%
Supplemental data
Net assets, end of period (000’s) .................... $5,106 $4,393 $3,385 $75 $5
Portfolio turnover rate ............................ —% 9.29% 2.12% 3.94% 0.71%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.98 $20.08 $17.35 $19.71 $17.08 $16.82
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.02) 0.17 0.27 0.24 0.25 0.21
Net realized and unrealized gains (losses) 2.71 3.34 4.16 (1.53) 3.21 1.04
Total from investment operations ........ 2.69 3.51 4.43 (1.29) 3.46 1.25
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.23) (0.25) (0.20) (0.23) (0.21)
Net realized gains ................. (0.66) (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ................... (0.66) (1.61) (1.70) (1.07) (0.83) (0.99)
Net asset value, end of period .......... $24.01 $21.98 $20.08 $17.35 $19.71 $17.08
Total return
e
....................... 12.26% 18.59% 26.10% (6.85)% 20.40% 7.90%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.15% 0.18% 0.19% 0.16% 0.22% 0.20%
Net investment income (loss) .......... (0.15)% 0.90% 1.27% 1.01% 1.15% 1.08%
Supplemental data
Net assets, end of period (000’s) ........ $66,691 $61,166 $52,512 $40,399 $33,607 $22,721
Portfolio turnover rate ................ —% 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63 % for the period ended June 30, 2021.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin Corefolio Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.9%
a
Franklin Growth Fund, Class R6 ........................................ 1,753,790 $ 265,839,420
a
Franklin Growth Opportunities Fund, C lass R6 ............................. 3,943,689 268,249,760
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,918,385 264,162,561
798,251,741
Foreign Equity 24.1%
a
Templeton Growth Fund, Inc., Class R6 ................................... 10,021,366 254,041,621
Total Investments In Underlying Funds (Cost $597,776,103) ......................
1,052,293,362
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 4 4
Total Money Market Funds (Cost $4) ...........................................
4
Total Short Term Investments (Cost $4 ) ........................................
4
a
Total Investments (Cost $597,776,107) 100.0% ..................................
$1,052,293,366
Other Assets, less Liabilities (0.0)%
†
...........................................
464,304
Net Assets 100.0% ...........................................................
$1,052,757,670
See Abbreviations on page 50
.
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.49 $14.43 $12.63 $14.54 $13.47 $12.14
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.34 0.42 0.41 0.40 0.36
Net realized and unrealized gains (losses) 0.83 (0.27) 1.82 (1.82) 1.10 1.26
Total from investment operations ........ 0.93 0.07 2.24 (1.41) 1.50 1.62
Less distributions from:
Net investment income .............. (0.12) (0.47) (0.44) (0.50) (0.43) (0.29)
Net realized gains ................. — (0.54) — — — —
Total distributions ................... (0.12) (1.01) (0.44) (0.50) (0.43) (0.29)
Net asset value, end of period .......... $14.30 $13.49 $14.43 $12.63 $14.54 $13.47
Total return
d
....................... 6.88% 1.55% 17.81% (9.82)% 11.20% 13.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.90% 0.42% 0.40% 0.39% 0.43% 0.42%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.83% 0.42%
g
0.40%
g
0.39%
g
0.43%
g
0.42%
g
Net investment income
c
............... 1.50% 2.73% 2.99% 2.66% 2.81% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $2,966,135 $2,952,287 $3,397,662 $3,209,751 $3,300,005 $3,310,397
Portfolio turnover rate ................ 85.75%
h
4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.14% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See note 8.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.40 $14.33 $12.54 $14.33 $13.27 $11.96
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.23 0.29 0.18 0.28 0.26
Net realized and unrealized gains (losses) 0.83 (0.26) 1.82 (1.67) 1.10 1.25
Total from investment operations ........ 0.88 (0.03) 2.11 (1.49) 1.38 1.51
Less distributions from:
Net investment income .............. (0.07) (0.36) (0.32) (0.30) (0.32) (0.20)
Net realized gains ................. — (0.54) — — — —
Total distributions ................... (0.07) (0.90) (0.32) (0.30) (0.32) (0.20)
Net asset value, end of period .......... $14.21 $13.40 $14.33 $12.54 $14.33 $13.27
Total return
d
....................... 6.54% 0.79% 16.91% (10.54)% 10.43% 12.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.65% 1.17% 1.15% 1.14% 1.18% 1.17%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.58% 1.17%
g
1.15%
g
1.14%
g
1.18%
g
1.17%
g
Net investment income
c
............... 0.75% 1.85% 2.24% 1.91% 2.06% 2.12%
Supplemental data
Net assets, end of period (000’s) ........ $184,023 $201,506 $300,699 $362,833 $1,261,997 $1,402,623
Portfolio turnover rate ................ 85.75%
h
4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.14% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See note 8.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.54 $14.48 $12.68 $14.58 $13.49 $12.16
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.31 0.37 0.34 0.34 0.33
Net realized and unrealized gains (losses) 0.83 (0.28) 1.83 (1.78) 1.13 1.26
Total from investment operations ........ 0.92 0.03 2.20 (1.44) 1.47 1.59
Less distributions from:
Net investment income .............. (0.10) (0.43) (0.40) (0.46) (0.38) (0.26)
Net realized gains ................. — (0.54) — — — —
Total distributions ................... (0.10) (0.97) (0.40) (0.46) (0.38) (0.26)
Net asset value, end of period .......... $14.36 $13.54 $14.48 $12.68 $14.58 $13.49
Total return
d
....................... 6.82% 1.28% 17.44% (10.01)% 10.97% 13.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.15% 0.67% 0.65% 0.64% 0.68% 0.67%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.08% 0.67%
g
0.65%
g
0.64%
g
0.68%
g
0.67%
g
Net investment income
c
............... 1.25% 2.47% 2.74% 2.41% 2.56% 2.62%
Supplemental data
Net assets, end of period (000’s) ........ $5,117 $4,975 $5,699 $5,513 $7,843 $10,776
Portfolio turnover rate ................ 85.75%
h
4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.14% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See note 8.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $13.89 $14.81 $12.95 $14.62 $14.46
Income from investment operations
b
:
Net investment income
c,d
........................ 0.13 0.96 0.46 0.37 0.30
Net realized and unrealized gains (losses) ........... 0.85 (0.83) 1.88 (1.75) 0.06
Total from investment operations .................... 0.98 0.13 2.34 (1.38) 0.36
Less distributions from:
Net investment income .......................... (0.14) (0.51) (0.48) (0.29) (0.20)
Net realized gains ............................. — (0.54) — — —
Total distributions ............................... (0.14) (1.05) (0.48) (0.29) (0.20)
Net asset value, end of period ...................... $14.73 $13.89 $14.81 $12.95 $14.62
Total return
e
................................... 7.06% 1.94% 18.18% (9.57)% 2.56%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
..... 0.62% 0.21% 3.23% 0.08% 4.28%
Expenses net of waiver and payments by affiliates
g
...... 0.49% 0.07% 0.07% 0.07% 0.06%
Net investment income ........................... 1.85% 7.33% 3.32% 2.98% 3.18%
Supplemental data
Net assets, end of period (000’s) .................... $517 $631 $5 $4 $5
Portfolio turnover rate ............................ 85.75%
h
4.07% 0.29% 0.73% 0.48%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.14% for the period ended June 30, 2021.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See note 8.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.58 $14.52 $12.71 $14.63 $13.54 $12.20
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.37 0.45 0.43 0.46 0.40
Net realized and unrealized gains (losses) 0.84 (0.27) 1.83 (1.81) 1.10 1.26
Total from investment operations ........ 0.96 0.10 2.28 (1.38) 1.56 1.66
Less distributions from:
Net investment income .............. (0.14) (0.50) (0.47) (0.54) (0.47) (0.32)
Net realized gains ................. — (0.54) — — — —
Total distributions ................... (0.14) (1.04) (0.47) (0.54) (0.47) (0.32)
Net asset value, end of period .......... $14.40 $13.58 $14.52 $12.71 $14.63 $13.54
Total return
d
....................... 7.03% 1.79% 18.06% (9.60)% 11.58% 13.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.65% 0.17% 0.15% 0.14% 0.18% 0.17%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.58% 0.17%
g
0.15%
g
0.14%
g
0.18%
g
0.17%
g
Net investment income
c
............... 1.75% 2.89% 3.24% 2.91% 3.06% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $120,642 $123,049 $156,275 $145,522 $174,219 $131,368
Portfolio turnover rate ................ 85.75%
h
4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.14% for the period ended June 30, 2021.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See note 8.

Franklin Fund Allocator Series
Statement of Investments (unaudited), June 30, 2021
Franklin Global Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks 67.3%
Aerospace & Defense 0.8%
Raytheon Technologies Corp. ............................ United States 312,000 $ 26,616,720
Air Freight & Logistics 1.0%
Deutsche Post AG ..................................... Germany 260,000 17,708,720
United Parcel Service, Inc., B ............................ United States 64,600 13,434,862
31,143,582
Automobiles 1.1%
Daimler AG .......................................... Germany 187,000 16,711,474
Toyota Motor Corp. .................................... Japan 227,400 19,879,755
36,591,229
Banks 4.9%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 3,620,000 22,456,707
Bank of America Corp. ................................. United States 820,100 33,812,723
Citigroup, Inc. ........................................ United States 79,300 5,610,475
Commonwealth Bank of Australia ......................... Australia 175,000 13,101,842
HSBC Holdings plc .................................... United Kingdom 1,470,000 8,484,731
JPMorgan Chase & Co. ................................. United States 275,300 42,820,162
Royal Bank of Canada ................................. Canada 118,000 11,953,717
US Bancorp ......................................... United States 419,000 23,870,430
162,110,787
Beverages 1.5%
Coca-Cola Co. (The) ................................... United States 338,000 18,289,180
Constellation Brands, Inc., A ............................. United States 56,700 13,261,563
PepsiCo, Inc. ........................................ United States 117,000 17,335,890
48,886,633
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 272,000 30,638,080
Building Products 0.5%
Trane Technologies plc ................................. United States 85,000 15,651,900
Capital Markets 1.6%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 4,881,410
Morgan Stanley ....................................... United States 285,000 26,131,650
S&P Global, Inc. ...................................... United States 50,700 20,809,815
51,822,875
Chemicals 0.8%
BASF SE ........................................... Germany 177,000 13,973,518
Linde plc ............................................ United Kingdom 44,000 12,720,400
26,693,918
Communications Equipment 0.4%
Cisco Systems, Inc. ................................... United States 242,500 12,852,500
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 200,500 11,234,015
Electric Utilities 1.8%
Duke Energy Corp. .................................... United States 260,000 25,667,200
Iberdrola SA ......................................... Spain 1,040,000 12,683,514
NextEra Energy, Inc. ................................... United States 132,000 9,672,960
Southern Co. (The) .................................... United States 184,000 11,133,840
59,157,514

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.5%
Mitsubishi Electric Corp. ................................ Japan 1,132,600 $ 16,443,705
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. ................................... United States 93,000 12,574,530
Entertainment 1.2%
Electronic Arts, Inc. .................................... United States 87,000 12,513,210
Nexon Co. Ltd. ....................................... Japan 330,500 7,355,780
Nintendo Co. Ltd. ..................................... Japan 32,100 18,577,076
38,446,066
Equity Real Estate Investment Trusts (REITs) 1.1%
Alexander's, Inc. ...................................... United States 12,678 3,397,070
American Tower Corp. .................................. United States 61,500 16,613,610
Prologis, Inc. ......................................... United States 136,000 16,256,080
36,266,760
Food & Staples Retailing 0.6%
Walmart, Inc. ........................................ United States 140,200 19,771,004
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 250,000 15,610,000
Nestle SA ........................................... Switzerland 137,641 17,156,549
32,766,549
Health Care Equipment & Supplies 0.7%
Danaher Corp. ....................................... United States 46,000 12,344,560
Medtronic plc ........................................ United States 98,000 12,164,740
24,509,300
Health Care Providers & Services 1.6%
Anthem, Inc. ......................................... United States 46,900 17,906,420
UnitedHealth Group, Inc. ................................ United States 84,000 33,636,960
51,543,380
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ..................................... United States 53,000 12,242,470
Household Durables 0.6%
Sony Group Corp. ..................................... Japan 192,000 18,619,391
Household Products 0.9%
Procter & Gamble Co. (The) ............................. United States 208,000 28,065,440
Industrial Conglomerates 1.7%
Hitachi Ltd. .......................................... Japan 284,000 16,276,704
Honeywell International, Inc. ............................. United States 110,500 24,238,175
Siemens AG ......................................... Germany 95,697 15,195,935
55,710,814
Insurance 2.0%
AIA Group Ltd. ....................................... Hong Kong 897,000 11,127,733
Allianz SE ........................................... Germany 25,000 6,239,450
MetLife, Inc. ......................................... United States 273,300 16,357,005
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 38,000 10,415,188
Ping An Insurance Group Co. of China Ltd., H ................ China 950,000 9,286,568
Sun Life Financial, Inc. ................................. Canada 253,000 13,044,372
66,470,316
Interactive Media & Services 2.9%
a
Alphabet, Inc., A ...................................... United States 16,900 41,266,251

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Baidu, Inc., ADR ...................................... China 45,000 $ 9,175,500
a
Facebook, Inc., A ..................................... United States 82,000 28,512,220
Tencent Holdings Ltd. .................................. China 230,000 17,317,166
96,271,137
Internet & Direct Marketing Retail 2.3%
a
Alibaba Group Holding Ltd., ADR ......................... China 82,400 18,686,672
a
Amazon.com, Inc. ..................................... United States 13,000 44,722,080
a
JD.com, Inc., ADR ..................................... China 151,100 12,059,291
75,468,043
IT Services 2.3%
Cognizant Technology Solutions Corp., A .................... United States 274,200 18,991,092
Fujitsu Ltd. .......................................... Japan 107,000 20,021,390
Mastercard , Inc., A .................................... United States 66,000 24,095,940
Visa, Inc., A .......................................... United States 54,000 12,626,280
75,734,702
Life Sciences Tools & Services 0.4%
a
Illumina, Inc. ......................................... United States 29,000 13,723,090
Machinery 1.5%
Deere & Co. ......................................... United States 65,000 22,926,150
Stanley Black & Decker, Inc. ............................. United States 68,300 14,000,817
Volvo AB, B .......................................... Sweden 490,000 11,809,547
48,736,514
Marine 0.5%
AP Moller - Maersk A/S, B ............................... Denmark 5,655 16,281,922
Media 0.4%
Comcast Corp., A ..................................... United States 217,700 12,413,254
Metals & Mining 2.4%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 12,697,399
BHP Group plc ....................................... Australia 665,000 19,679,420
Fortescue Metals Group Ltd. ............................. Australia 380,000 6,636,864
Newmont Corp. ....................................... United States 220,000 13,943,600
Rio Tinto plc ......................................... Australia 322,000 26,595,106
79,552,389
Multiline Retail 0.8%
a
Dollar Tree, Inc. ...................................... United States 76,900 7,651,550
Target Corp. ......................................... United States 78,000 18,855,720
26,507,270
Multi-Utilities 0.6%
Dominion Energy, Inc. .................................. United States 150,000 11,035,500
RWE AG ............................................ Germany 275,000 9,971,571
21,007,071
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd. ......................... Canada 612,000 22,214,156
Chevron Corp. ....................................... United States 305,000 31,945,700
Eni SpA ............................................ Italy 1,850,000 22,556,255
TotalEnergies SE ..................................... France 410,000 18,575,304
95,291,415
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 187,000 10,927,871

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 4.0%
AstraZeneca plc ...................................... United Kingdom 207,000 $ 24,871,652
Bristol-Myers Squibb Co. ................................ United States 260,000 17,373,200
Eisai Co. Ltd. ........................................ Japan 236,000 23,195,523
Eli Lilly & Co. ........................................ United States 27,800 6,380,656
Johnson & Johnson ................................... United States 100,000 16,474,000
Novo Nordisk A/S, B ................................... Denmark 215,000 17,999,225
Pfizer, Inc. ........................................... United States 305,000 11,943,800
Takeda Pharmaceutical Co. Ltd. .......................... Japan 399,500 13,408,657
131,646,713
Road & Rail 1.2%
Canadian National Railway Co. ........................... Canada 135,000 14,242,105
Union Pacific Corp. .................................... United States 107,000 23,532,510
37,774,615
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc. ................................... United States 100,000 17,216,000
Applied Materials, Inc. .................................. United States 145,000 20,648,000
Broadcom, Inc. ....................................... United States 35,000 16,689,400
Lam Research Corp. ................................... United States 17,000 11,061,900
NVIDIA Corp. ........................................ United States 20,000 16,002,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 30,040,000
Texas Instruments, Inc. ................................. United States 158,100 30,402,630
Tokyo Electron Ltd. .................................... Japan 47,500 20,540,107
162,600,037
Software 5.1%
a
Adobe, Inc. .......................................... United States 39,000 22,839,960
Intuit, Inc. ........................................... United States 38,000 18,626,460
Microsoft Corp. ....................................... United States 225,000 60,952,500
Oracle Corp. ......................................... United States 186,000 14,478,240
a
salesforce.com, Inc. ................................... United States 47,000 11,480,690
a
ServiceNow , Inc. ...................................... United States 25,000 13,738,750
a
Synopsys, Inc. ....................................... United States 50,000 13,789,500
a
Workday, Inc., A ...................................... United States 51,000 12,175,740
168,081,840
Specialty Retail 2.9%
Home Depot, Inc. (The) ................................. United States 59,000 18,814,510
Lowe's Cos., Inc. ...................................... United States 114,000 22,112,580
a
O'Reilly Automotive, Inc. ................................ United States 28,000 15,853,880
TJX Cos., Inc. (The) ................................... United States 232,700 15,688,634
Tractor Supply Co. .................................... United States 118,000 21,955,080
94,424,684
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. .......................................... United States 300,000 41,088,000
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., B ......................................... United States 164,000 25,336,360
Trading Companies & Distributors 0.6%
ITOCHU Corp. ....................................... Japan 625,600 18,053,128
Wireless Telecommunication Services 0.8%
KDDI Corp. .......................................... Japan 418,300 13,033,597

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Vodafone Group plc ................................... United Kingdom 7,250,000 $ 12,152,096
25,185,693
Total Common Stocks (Cost $2,006,562,397) ....................................
2,202,935,226
Management Investment Companies 9.1%
Capital Markets 9.1%
iShares Core MSCI Emerging Markets ETF .................. United States 1,700,000 113,883,000
iShares J.P. Morgan USD Emerging Markets Bond ETF ......... United States 280,000 31,488,800
b
Templeton Global Bond Fund, Class R6 .................... United States 13,256,436 122,754,598
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF ...... United States 985,000 30,909,300
299,035,698
Total Management Investment Companies (Cost $305,172,097) ...................
299,035,698
Principal
Amount
*
Corporate Bonds 4.1%
Automobiles 0.1%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 .............. United States 1,207,000 1,294,520
Banks 1.5%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/25/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 6,503,977
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 6/01/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 4,157,255
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ............... Canada 1,524,000 1,573,230
Barclays plc , Senior Note , 2.852% to 5/07/25, FRN thereafter ,
5/07/26 ........................................... United Kingdom 6,250,000 6,606,453
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ............... United Kingdom 6,128,000 6,792,351
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 5/01/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 4,181,519
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27 Japan 1,690,000 1,861,274
c
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 6,633,146
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 3.202% , 9/17/29 Japan 1,464,000 1,561,682
Toronto-Dominion Bank (The) , Sub. Bond , 3.105% to 4/22/25, FRN
thereafter , 4/22/30 ................................... Canada 4,900,000 CAD 4,164,773
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,621,500
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/04/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,560,745
47,217,905
Biotechnology 0.0%
†
c
Grifols SA , Senior Note , 144A, 3.2% , 5/01/25 ................ Spain 527,000 EUR 631,234
Capital Markets 0.2%
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 .......... Japan 6,225,000 6,542,577
Chemicals 0.1%
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,313,931
c
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 United Kingdom 1,051,000 EUR 1,284,575
2,598,506
Communications Equipment 0.0%
†
c
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 . United States 954,000 977,850

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.1%
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/17/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR $ 4,104,692
Containers & Packaging 0.1%
c
Mauser Packaging Solutions Holding Co. ,
Senior Note , 144A, 7.25%, 4/15/25 ...................... United States 954,000 936,828
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 316,521
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR 628,195
1,881,544
Diversified Telecommunication Services 0.1%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 1,239,495
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.5% , 8/15/30 ................................. United States 300,000 312,739
1,552,234
Health Care Providers & Services 0.1%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ............... United States 1,523,000 1,594,086
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 996,916
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 687,000 680,525
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,253,525
4,525,052
Hotels, Restaurants & Leisure 0.0%
†
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 915,000 987,550
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 6,137,698
Independent Power and Renewable Electricity Producers 0.0%
†
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 312,502
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/15/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 4,505,359
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ...... China 6,290,000 6,274,085
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
Senior Bond, 3.4%, 12/06/27 ........................... China 6,300,000 6,888,435
Senior Bond, 2.125%, 2/09/31 .......................... China 750,000 738,009
7,626,444
Media 0.1%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............. United States 1,226,000 1,317,950
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 1,210,000 1,312,608
c
Ziggo BV , Senior Secured Bond , 144A, 4.875% , 1/15/30 ........ Netherlands 1,219,000 1,251,084
3,881,642
Metals & Mining 0.1%
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 356,000 417,681
c
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.125% ,
5/15/24 ........................................... Australia 3,217,000 3,506,530

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc. , Senior Note , 4.125% , 3/01/28 ......... United States 600,000 $ 627,000
4,551,211
Oil, Gas & Consumable Fuels 0.2%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 1,249,000 1,361,666
Occidental Petroleum Corp. , Senior Note , 5.55% , 3/15/26 ....... United States 3,900,000 4,320,557
5,682,223
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ........... Brazil 4,805,000 5,045,250
Pharmaceuticals 0.2%
AstraZeneca plc , Senior Bond , 1.375% , 8/06/30 .............. United Kingdom 4,595,000 4,351,931
c
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 900,000 923,625
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 2.8% ,
7/21/23 ........................................... Israel 970,000 967,808
6,243,364
Road & Rail 0.2%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 .......... United Kingdom 6,220,000 6,554,325
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 ............. United Kingdom 4,350,000 4,299,085
Total Corporate Bonds (Cost $134,203,460) .....................................
133,426,852
a
Foreign Government and Agency Securities 8.0%
c
Australia Government Bond, Reg S, 1.5%, 6/21/31 ............ Australia 12,170,000 AUD 9,138,789
c
Belgium Government Bond, Reg S, 4%, 3/28/32 .............. Belgium 3,150,000 EUR 5,311,001
c
Bundesrepublik Deutschland, Reg S, 2%, 1/04/22 ............. Germany 6,455,000 EUR 7,760,235
Canada Government Bond ,
0.25%, 2/01/23 ..................................... Canada 4,100,000 CAD 3,300,107
5.75%, 6/01/33 ..................................... Canada 2,640,000 CAD 3,102,775
c
Canada Housing Trust No. 1, Senior Bond, 144A, 2.65%, 12/15/28 Canada 18,100,000 CAD 15,734,408
European Investment Bank, Senior Bond, 2.125%, 4/13/26 ...... Supranational
e
14,750,000 15,643,743
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 2,417,722
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 2,270,287
c
France Government Bond ,
Reg S, Zero Cpn ., 2/25/22 ............................. France 6,530,000 EUR 7,777,525
Reg S, 8.25%, 4/25/22 ................................ France 2,484,897 EUR 3,161,602
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 5,996,681
Reg S, Zero Cpn ., 11/25/30 ............................ France 4,350,000 EUR 5,143,447
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 5,973,373
c
Italy Buoni Poliennali del Tesoro ,
Reg S, 5%, 3/01/22 .................................. Italy 6,133,000 EUR 7,540,349
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 3,529,846
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 2,934,625
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 3,201,649
Japan Government Bond ,
2.3%, 9/20/26 ...................................... Japan 7,580,000,000 JPY 76,790,090
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 12,686,935
Mexico Government Bond, Senior Bond, 4.125%, 1/21/26 ....... Mexico 13,950,000 15,780,101
c
Netherlands Government Bond ,
144A, Reg S, Zero Cpn ., 1/15/22 ........................ Netherlands 5,528,000 EUR 6,578,293
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,764,648
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,761,267

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 5.85%, 1/31/22 ................ Spain 5,904,000 EUR $ 7,265,255
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 3,363,047
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 6,451,039
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 2,579,278
c
United Kingdom Gilt ,
Reg S, 4%, 3/07/22 .................................. United Kingdom 7,727,000 GBP 10,980,723
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 7,481,131
Total Foreign Government and Agency Securities (Cost $273,125,964) ............
263,419,971
U.S. Government and Agency Securities 4.6%
U.S. Treasury Notes ,
0.125%, 12/31/22 .................................... United States 55,000,000 54,963,477
0.375%, 12/31/25 .................................... United States 13,000,000 12,755,742
0.875%, 11/15/30 .................................... United States 13,000,000 12,364,219
f
0.125%, 1/15/31 ..................................... United States 63,000,000 71,187,418
Total U.S. Government and Agency Securities (Cost $152,769,868) ................
151,270,856
Mortgage-Backed Securities 2.6%
Government National Mortgage Association (GNMA) Fixed Rate 2.6%
GNMA II, Single-family, 30 Year, 3%, 12/20/50 ................ United States 40,502,758 42,400,261
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 40,582,863 42,460,433
84,860,694
Total Mortgage-Backed Securities (Cost $86,330,922) ............................
84,860,694
Total Long Term Investments (Cost $2,958,164,708) .............................
3,134,949,297
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a
Money Market Funds 3.9%
b,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 128,995,085 128,995,085
Total Money Market Funds (Cost $128,995,085) .................................
128,995,085
Total Short Term Investments (Cost $128,995,085 ) ...............................
128,995,085
a
Total Investments (Cost $3,087,159,793) 99.6% ..................................
$3,263,944,382
Other Assets, less Liabilities 0.4% .............................................
12,489,384
Net Assets 100.0% ...........................................................
$3,276,433,766
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $186,518,684, representing 5.7% of net assets.

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 7 regardi ng other derivative information.
d
Perpetual security with no stated maturity date.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security is adjusted for inflation. See Note 1(e).
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 53,168,982 75,495,541 8/19/21 $ 1,935,670 $ —
Canadian Dollar .... BZWS Sell 119,280,680 99,147,394 8/19/21 2,939,642 —
Euro ............. BZWS Sell 83,092,162 101,539,910 8/19/21 2,902,036 —
Hong Kong Dollar ... HSBK Sell 389,810,445 50,211,240 8/19/21 970 —
Japanese Yen ...... JPHQ Sell 14,233,933,951 130,899,749 8/19/21 2,712,185 —
Total Forward Exchange Contracts ................................................... $10,490,503 $—
Net unrealized appreciation (depreciation) ............................................ $10,490,503
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 50 .

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $— $2,830,310,141
Cost - Non-controlled affiliates (Note 3f) ....................................... 597,776,107 256,849,652
Value - Unaffiliated issuers ................................................. $— $3,012,194,699
Value - Non-controlled affiliates (Note 3f) ....................................... 1,052,293,366 251,749,683
Cash ................................................................... 1,090,729 —
Foreign currency, at value (cost $– and $1,639,381 respectively) ...................... — 1,627,764
Receivables:
Capital shares sold ....................................................... 332,349 536,066
Dividends and interest .................................................... — 6,390,588
Unrealized appreciation on OTC forward exchange contracts ......................... — 10,490,503
Total assets ......................................................... 1,053,716,444 3,282,989,303
Liabilities:
Payables:
Capital shares redeemed .................................................. 532,232 3,509,869
Management fees ........................................................ — 1,438,705
Administrative fees ....................................................... 25,375 —
Distribution fees ......................................................... 246,884 765,209
Transfer agent fees ....................................................... 88,499 571,311
Funds advanced by custodian ................................................ — 16,867
Accrued expenses and other liabilities .......................................... 65,784 253,576
Total liabilities ........................................................ 958,774 6,555,537
Net assets, at value ................................................ $1,052,757,670 $3,276,433,766
Net assets consist of:
Paid-in capital ............................................................ $606,088,410 $3,210,654,955
Total distributable earnings (losses) ............................................ 446,669,260 65,778,811
Net assets, at value ................................................ $1,052,757,670 $3,276,433,766

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Class A:
Net assets, at value ...................................................... $901,952,055 $2,966,134,943
Shares outstanding ....................................................... 37,709,667 207,382,261
Net asset value per share
a
................................................. $23.92 $14.30
Maximum offering price per share (net asset value per share ÷ 94.50%) ............... $25.31 $15.13
Class C:
Net assets, at value ...................................................... $77,388,082 $184,022,748
Shares outstanding ....................................................... 3,302,407 12,952,790
Net asset value and maximum offering price per share
a
............................ $23.43 $14.21
Class R:
Net assets, at value ...................................................... $1,620,108 $5,116,871
Shares outstanding ....................................................... 67,731 356,391
Net asset value and maximum offering price per share ............................ $23.92 $14.36
Class R6:
Net assets, at value ...................................................... $5,106,156 $517,367
Shares outstanding ....................................................... 212,665 35,116
Net asset value and maximum offering price per share ............................ $24.01 $14.73
Advisor Class:
Net assets, at value ...................................................... $66,691,269 $120,641,837
Shares outstanding ....................................................... 2,777,335 8,376,639
Net asset value and maximum offering price per share ............................ $24.01 $14.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $– and $1,445,525, respectively)
Unaffiliated issuers ....................................................... $— $25,933,520
Non-controlled affiliates (Note 3f) ............................................ 16 7,761,701
Interest:
Unaffiliated issuers ....................................................... — 4,124,983
Total investment income .................................................. 16 37,820,204
Expenses:
Management fees (Note 3 a ) .................................................. — 7,747,539
Administrative fees (Note 3 b ) ................................................. 148,036 84,291
Distribution fees: (Note 3c )
    Class A ............................................................... 1,054,054 3,653,192
    Class C ............................................................... 372,212 949,381
    Class R ............................................................... 3,797 12,303
Transfer agent fees: (Note 3e )
    Class A ............................................................... 400,036 1,653,314
    Class C ............................................................... 35,301 107,335
    Class R ............................................................... 729 2,785
    Class R6 .............................................................. 1,522 237
    Advisor Class ........................................................... 29,891 67,425
Custodian fees ............................................................ 133 3,783
Reports to shareholders ..................................................... 42,716 184,720
Registration and filing fees ................................................... 47,619 63,703
Professional fees .......................................................... 21,062 97,037
Trustees' fees and expenses ................................................. 3,268 13,642
Other ................................................................... 9,563 535,278
Total expenses ........................................................ 2,169,939 15,175,965
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (902) (1,130,943)
Net expenses ........................................................ 2,169,037 14,045,022
Net investment income (loss) ........................................... (2,169,021) 23,775,182
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... — 45,486,506
Non-controlled affiliates (Note 3f) ........................................... 355,653 (126,378,763)
Foreign currency transactions ............................................... — 40,903
Forward exchange contracts ................................................ — (2,077,795)
Net realized gain (loss) ................................................. 355,653 (82,929,149)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... — 181,884,558
Non-controlled affiliates (Note 3f) ........................................... 116,371,745 84,865,915
Translation of other assets and liabilities denominated in foreign currencies ............. — (52,861)
Forward exchange contracts ................................................ — 10,490,503
Net change in unrealized appreciation (depreciation) ........................... 116,371,745 277,188,115
Net realized and unrealized gain (loss) ........................................... 116,727,398 194,258,966
Net increase (decrease) in net assets resulting from operations ......................... $114,558,377 $218,034,148

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin Corefolio Allocation Fund Franklin Global Allocation Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(2,169,021) $4,838,645 $23,775,182 $85,361,860
Net realized gain (loss) ............ 355,653 55,657,000 (82,929,149) (23,951,127)
Net change in unrealized appreciation
(depreciation) ................. 116,371,745 83,876,068 277,188,115 (80,637,415)
Net increase (decrease) in net
assets resulting from operations . 114,558,377 144,371,713 218,034,148 (19,226,682)
Distributions to shareholders:
Class A ........................ (24,448,148) (55,174,587) (24,497,459) (220,704,366)
Class C ........................ (2,139,471) (4,778,679) (862,058) (15,403,864)
Class R ........................ (43,850) (100,418) (36,557) (353,284)
Class R6 ....................... (137,854) (305,025) (4,892) (13,071)
Advisor Class ................... (1,813,360) (4,203,401) (1,127,709) (10,088,728)
Total distributions to shareholders ..... (28,582,683) (64,562,110) (26,528,675) (246,563,313)
Capital share transactions: (Note 2 )
Class A ........................ 16,119,434 25,347,265 (158,966,419) (218,056,745)
Class C ........................ (2,370,217) (7,617,338) (28,793,470) (74,351,275)
Class R ........................ (6,743) (25,515) (148,261) (332,749)
Class R6 ....................... 301,291 614,285 (149,707) 615,942
Advisor Class ................... (81,319) 3,855,066 (9,461,850) (19,978,078)
Total capital share transactions ....... 13,962,446 22,173,763 (197,519,707) (312,102,905)
Net increase (decrease) in net
assets ..................... 99,938,140 101,983,366 (6,014,234) (577,892,900)
Net assets:
Beginning of period ................ 952,819,530 850,836,164 3,282,448,000 3,860,340,900
End of period ..................... $1,052,757,670 $952,819,530 $3,276,433,766 $3,282,448,000

Franklin Fund Allocator Series
37
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
twenty-one separate funds, two of which are included in this report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of
the Underlying Funds’ shareholder reports shareholder
reports, in which each Fund invests, is available on the U.S.
Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
Effective February 1, 2021, the Franklin Global Allocation
Fund (Fund) repositioned to a direct investment fund with an actively managed global multi-asset strategy, which involved modifying the Fund’s principal investment strategies and
changing the name of the Fund from Franklin Founding
Funds Allocation Fund to Franklin Global Allocation Fund.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
38
franklintempleton.com
Semiannual Report
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Funds'
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
See Note 7 regarding other derivative information.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, each
Fund has determined that no tax liability is required in its
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded on
the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Funds may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income Taxes
(continued)

Franklin Fund Allocator Series
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2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Franklin Corefolio Allocation
Fund Franklin Global Allocation Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2021
Shares sold
a
................................... 2,160,125 $49,782,899 4,682,823 $65,287,371
Shares issued in reinvestment of distributions .......... 1,001,971 23,967,138 1,637,745 23,452,574
Shares redeemed ............................... (2,506,992) (57,630,603) (17,827,342) (247,706,364)
Net increase (decrease) .......................... 655,104 $16,119,434 (11,506,774) $(158,966,419)
Year ended December 31, 2020
Shares sold
a
................................... 4,288,799 $83,034,614 10,964,979 $137,069,304
Shares issued in reinvestment of distributions .......... 2,771,931 54,092,044 17,872,044 211,606,921
Shares redeemed ............................... (5,827,065) (111,779,393) (45,445,000) (566,732,970)
Net increase (decrease) .......................... 1,233,665 $25,347,265 (16,607,977) $(218,056,745)
Class C
Class C Shares:
Six Months ended June 30, 2021
Shares sold ................................... 322,060 $7,268,780 648,220 $8,926,877
Shares issued in reinvestment of distributions .......... 90,601 2,123,692 60,094 854,542
Shares redeemed
a
.............................. (518,626) (11,762,689) (2,794,226) (38,574,889)
Net increase (decrease) .......................... (105,965) $(2,370,217) (2,085,912) $(28,793,470)
Year ended December 31, 2020
Shares sold ................................... 622,774 $11,752,863 1,642,788 $20,362,129
Shares issued in reinvestment of distributions .......... 248,589 4,702,959 1,288,035 15,022,129
Shares redeemed
a
.............................. (1,296,579) (24,073,160) (8,878,491) (109,735,533)
Net increase (decrease) .......................... (425,216) $(7,617,338) (5,947,668) $(74,351,275)
Class R
Class R Shares:
Six Months ended June 30, 2021
Shares sold ................................... 8,714 $200,706 14,560 $202,788
Shares issued in reinvestment of distributions .......... 1,833 43,850 2,536 36,440
Shares redeemed ............................... (11,052) (251,299) (28,080) (387,489)
Net increase (decrease) .......................... (505) $(6,743) (10,984) $(148,261)
Year ended December 31, 2020
Shares sold ................................... 6,017 $113,110 29,462 $373,841
Shares issued in reinvestment of distributions .......... 5,167 100,418 29,366 348,927
Shares redeemed ............................... (12,069) (239,043) (85,098) (1,055,517)
Net increase (decrease) .......................... (885) $(25,515) (26,270) $(332,749)
Class R6

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:
Franklin Corefolio Allocation
Fund Franklin Global Allocation Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2021
Shares sold ................................... 10,543 $247,610 442 $6,192
Shares issued in reinvestment of distributions .......... 5,577 133,917 273 4,033
Shares redeemed ............................... (3,430) (80,236) (11,045) (159,932)
Net increase (decrease) .......................... 12,690 $301,291 (10,330) $(149,707)
Year ended December 31, 2020
Shares sold ................................... 44,395 $864,832 46,224 $629,554
Shares issued in reinvestment of distributions .......... 15,272 300,242 798 11,049
Shares redeemed ............................... (28,364) (550,789) (1,922) (24,661)
Net increase (decrease) .......................... 31,303 $614,285 45,100 $615,942
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2021
Shares sold ................................... 246,915 $5,688,489 665,557 $9,331,476
Shares issued in reinvestment of distributions .......... 67,760 1,627,603 70,480 1,016,321
Shares redeemed ............................... (320,506) (7,397,411) (1,420,990) (19,809,647)
Net increase (decrease) .......................... (5,831) $(81,319) (684,953) $(9,461,850)
Year ended December 31, 2020
Shares sold ................................... 652,582 $12,962,590 2,270,973 $30,048,973
Shares issued in reinvestment of distributions .......... 187,893 3,699,087 757,696 9,024,083
Shares redeemed ............................... (672,367) (12,806,611) (4,732,163) (59,051,134)
Net increase (decrease) .......................... 168,108 $3,855,066 (1,703,494) $(19,978,078)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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a. Management Fees
Effective February 1, 2021, the Franklin Global Allocation Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.479% of the
Fund’s average daily net assets.
b. Administrative Fees
Effective February 1, 2021, under an agreement with Advisers, FT Services provides administrative services to Franklin Global
Allocation Fund. The fee is paid by Advisers based on the fund's average daily net assets, and is not an additional expense of the fund.
Prior to February 1, 2021, Franklin Global Allocation Fund paid FT Services for administrative services. The fund paid administrative fees of 0.03% per year of the average daily net assets of the fund.
Franklin Corefolio Allocation Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the funds for administrative services including monitoring and rebalancing the percentage of each fund's investment in the Underlying Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Underlying Funds
The Funds invest in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of Advisers.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional
Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administration fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2021, were as follows:
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $73,324 $72,352
CDSC retained ........................... $3,204 $6,114
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Transfer agent fees ........................ $313,389 $785,082 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 240,674,595 $ — $ (2,698,479) $ 109,300 $ 27,754,004 $ 265,839,420 1,753,790 $ —
Franklin Growth Opportunities
Fund, Class R6 ............ 240,066,441 — (3,831,563) 421,010 31,593,872 268,249,760 3,943,689 —
Franklin Mutual Shares Fund, Class
R6 ..................... 234,889,839 — (10,133,107) (109,806) 39,515,635 264,162,561 8,918,385 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 9,836,617 (9,836,613) — — 4 4 16
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
45
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g. Waiver and Expense Reimbursements
Effective February 1, 2021, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Global Allocation Fund so that the operating expenses
(excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.73%, based on the average net assets until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Growth Fund, Inc., Class
R6 ..................... $ 237,214,959 $ — $ (616,721) $ (64,851) $ 17,508,234 $ 254,041,621 10,021,366 $ —
Total Non-Controlled Affiliates $952,845,834 $9,836,617 $(27,116,483) $355,653 $116,371,745 $1,052,293,366 $16
Total Affiliated Securities .... $952,845,834 $9,836,617 $(27,116,483) $355,653 $116,371,745 $1,052,293,366 $16
Franklin Global Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6 . 1,087,143,048 4,911,217 (1,082,679,346) (76,752,826) 67,377,907 —
a
— 4,911,216
Franklin Mutual Shares Fund, Class
R6 ..................... 1,103,704,998 — (1,104,695,326)
b
(21,788,732) 22,779,060 —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 896,316,356 (767,321,271) — — 128,995,085 128,995,085 4,587
Templeton Global Bond Fund,
Class R6 ................ — 127,854,567 — — (5,099,969) 122,754,598 13,256,436 2,845,898
Templeton Growth Fund, Inc., Class
R6 ..................... 1,093,315,104 — (1,065,286,816)
b
(27,837,205) (191,083) —
a
— —
Total Non-Controlled Affiliates $3,284,163,150 $1,029,082,140 $(4,019,982,759) $(126,378,763) $84,865,915 $251,749,683 $7,761,701
Total Affiliated Securities .... $3,284,163,150 $1,029,082,140 $(4,019,982,759) $(126,378,763) $84,865,915 $251,749,683 $7,761,701
a
As of June 30, 2021, no longer held by the fund.
b
The fund sold shares of the affiliate through an in-kind transfer of common stocks, corporate bonds and cash. See Note 8.
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended June 30,
2021, were as follows:
Purchases and sales of investments for the Franklin Global Allocation Fund exclude in-kind transactions of $1,831,484,282 and $—, respectively.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 10,685,693
Long term ............................. — 15,988,532
Total capital loss carryforwards ............ $— $26,674,225
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
a a a
Cost of investments ....................... $603,800,215 $3,097,430,917
Unrealized appreciation ..................... $454,517,259 $245,172,633
Unrealized depreciation ..................... (6,024,108) (68,168,665)
Net unrealized appreciation (depreciation) ....... $448,493,151 $177,003,968
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Purchases .............................. $— $2,674,131,315
Sales .................................. $17,279,870 $4,861,435,693

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7. Other Derivative Information
At June 30, 2021, the Fund's investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2021, the average month end contract value of forward exchange contracts was $357,992,209.
See Note 1(c) regarding derivative financial instruments.
8. Transfer In-Kind
During the period ended June 30, 2021, the Franklin Global Allocation Fund realized $52,973,042 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Templeton Growth Fund, Inc. and Franklin Mutual Shares Fund
for securities held by the underlying funds rather than for cash.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2021, the
Funds did not use the Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 10,490,503 Unrealized depreciation on OTC
forward exchange contracts
$ —
Total .................... $10,490,503 $—
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(2,077,795) Forward exchange contracts $10,490,503
Total ....................... $(2,077,795) $10,490,503

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10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds ............ $ 1,052,293,362 $ — $ — $ 1,052,293,362
Short Term Investments ................... 4 — — 4
Total Investments in Securities ........... $1,052,293,366 $— $— $1,052,293,366
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 26,616,720 $ — $ — $ 26,616,720
Air Freight & Logistics ................... 13,434,862 17,708,720 — 31,143,582
Automobiles .......................... — 36,591,229 — 36,591,229
Banks ............................... 118,067,507 44,043,280 — 162,110,787
Beverages ........................... 48,886,633 — — 48,886,633
Biotechnology ......................... 30,638,080 — — 30,638,080
Building Products ...................... 15,651,900 — — 15,651,900
Capital Markets ........................ 46,941,465 4,881,410 — 51,822,875
Chemicals ........................... 12,720,400 13,973,518 — 26,693,918
Communications Equipment .............. 12,852,500 — — 12,852,500
Diversified Telecommunication Services ..... 11,234,015 — — 11,234,015
Electric Utilities ........................ 46,474,000 12,683,514 — 59,157,514
Electrical Equipment .................... — 16,443,705 — 16,443,705
Electronic Equipment, Instruments &
Components ........................ 12,574,530 — — 12,574,530
Entertainment ......................... 12,513,210 25,932,856 — 38,446,066
Equity Real Estate Investment Trusts (REITs) . 36,266,760 — — 36,266,760
Food & Staples Retailing ................. 19,771,004 — — 19,771,004
Food Products ........................ 15,610,000 17,156,549 — 32,766,549
Health Care Equipment & Supplies ......... 24,509,300 — — 24,509,300
Health Care Providers & Services .......... 51,543,380 — — 51,543,380
Hotels, Restaurants & Leisure ............. 12,242,470 — — 12,242,470
Household Durables .................... — 18,619,391 — 18,619,391
Household Products .................... 28,065,440 — — 28,065,440
Industrial Conglomerates ................ 24,238,175 31,472,639 — 55,710,814
Insurance ............................ 29,401,377 37,068,939 — 66,470,316

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11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Interactive Media & Services .............. $ 78,953,971 $ 17,317,166 $ — $ 96,271,137
Internet & Direct Marketing Retail .......... 75,468,043 — — 75,468,043
IT Services ........................... 55,713,312 20,021,390 — 75,734,702
Life Sciences Tools & Services ............ 13,723,090 — — 13,723,090
Machinery ............................ 36,926,967 11,809,547 — 48,736,514
Marine .............................. — 16,281,922 — 16,281,922
Media ............................... 12,413,254 — — 12,413,254
Metals & Mining ....................... 26,640,999 52,911,390 — 79,552,389
Multiline Retail ........................ 26,507,270 — — 26,507,270
Multi-Utilities .......................... 11,035,500 9,971,571 — 21,007,071
Oil, Gas & Consumable Fuels ............. 54,159,856 41,131,559 — 95,291,415
Personal Products ..................... — 10,927,871 — 10,927,871
Pharmaceuticals ....................... 52,171,656 79,475,057 — 131,646,713
Road & Rail .......................... 37,774,615 — — 37,774,615
Semiconductors & Semiconductor Equipment . 142,059,930 20,540,107 — 162,600,037
Software ............................. 168,081,840 — — 168,081,840
Specialty Retail ........................ 94,424,684 — — 94,424,684
Technology Hardware, Storage & Peripherals . 41,088,000 — — 41,088,000
Textiles, Apparel & Luxury Goods .......... 25,336,360 — — 25,336,360
Trading Companies & Distributors .......... — 18,053,128 — 18,053,128
Wireless Telecommunication Services ....... — 25,185,693 — 25,185,693
Management Investment Companies ......... 299,035,698 — — 299,035,698
Corporate Bonds ........................ — 133,426,852 — 133,426,852
Foreign Government and Agency Securities .... — 263,419,971 — 263,419,971
U.S. Government and Agency Securities ....... — 151,270,856 — 151,270,856
Mortgage-Backed Securities ................ — 84,860,694 — 84,860,694
Short Term Investments ................... 128,995,085 — — 128,995,085
Total Investments in Securities ........... $2,030,763,858 $1,233,180,524
b
$— $3,263,944,382
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 10,490,503 $ — $ 10,490,503
Total Other Financial Instruments ......... $— $10,490,503 $— $10,490,503
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $600,202,151, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

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12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2,
2021. Further details are disclosed in the Funds' Prospectus.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
GNMA
Government National Mortgage Association

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Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Global Allocation Fund
(formerly, Franklin Founding Funds Allocation Fund)
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) through
April 30, 2022. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of the
Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
The Board noted that it initially approved the Management
Agreement for the Fund at its May 13, 2020 Board meeting
in connection with management’s proposal to reposition the
Fund from a fund-of-funds with a static allocation to three
actively managed underlying funds, to a direct investment
fund with an actively managed global multi-asset strategy
(Repositioning). The Board further noted that, while the
Management Agreement first became effective on February
1, 2021 for an initial two-year period in connection with the implementation of the Repositioning and is not technically
required to be reapproved at this time, management
proposed that the Board approve the continuance of the
Management Agreement at this time through April 30, 2022
in order to align the approval cycle of the Management
Agreement with the cycle for the investment management
agreements of the other series of the Trust.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and

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developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
While the Board noted that it had received at the Meeting
the performance results of the Fund compared to peers
over various time periods ended November 30, 2020, the
Board concluded that it did not consider such performance
of the Fund to be a material factor in its consideration of the
Management Agreement given the Repositioning of the Fund
occurred after November 30, 2020.
Comparative Fees and Expenses
The Board reviewed and considered the information
provided to it at its May 13, 2020 Board meeting regarding
the Fund’s total expense ratio and, separately, the
contractual management fee rate, without the effect of fee
waivers (Management Rate), of the Fund in comparison to
the expense ratios and Management Rates, respectively, of
other mutual funds deemed comparable to and with a similar
expense structure as the Fund selected by Broadridge
Financial Solutions, Inc. (Expense Group). Broadridge
fee and expense data is based upon information taken
from each fund’s most recent annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses.
The Expense Group for the Fund included the Fund and
nine other mixed-asset target allocation moderate funds.
The Board noted that the Fund’s Management Rate was
above and total expense ratio was in line with the median of its Expense Group. The Board further noted that the Fund’s
total expense ratio reflected a fee waiver from management
and management’s representation that the Fund’s gross and
net annual Fund operating expenses are expected to slightly
decrease because the Fund is no longer primarily invested in underlying funds, which is expected to result in a decrease
in the underlying fund fees and expenses paid by the Fund.
The Board concluded that the Management Rate to be
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated

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by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement through April
30, 2022.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

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the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS2 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021